UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-08565

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 12

(This Form N-CSR relates solely to the Registrant’s: PGIM QMA Long-Short Equity Fund, PGIM Short Duration Muni High Income Fund, PGIM US Real Estate Fund and PGIM QMA Large Cap Core Equity PLUS Fund)

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	3/31/2019

Date of reporting period:	9/30/2018

Item 1 – Reports to Stockholders

PGIM US REAL ESTATE FUND

(Formerly known as Prudential US Real Estate Fund)

SEMIANNUAL REPORT

SEPTEMBER 30, 2018

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Capital appreciation and income

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of September 30, 2018 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Real Estate is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2018 Prudential Financial, Inc. and its related entities. PGIM Real Estate, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2	Visit our website at pgiminvestments.com

PGIM FUNDS — UPDATE

The Board of Directors/Trustees for the Fund has approved the implementation of an automatic conversion feature for Class C shares, effective as of April 1, 2019. To reflect these changes, effective April 1, 2019, the section of the Fund’s Prospectus entitled “How to Buy, Sell and Exchange Fund Shares—How to Exchange Your Shares—Frequent Purchases and Redemptions of Fund Shares” is restated to read as follows:

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

1.	In each Fund’s Statutory Prospectus, the following is added at the end of the section entitled “Fund Distributions And Tax Issues—If You Sell or Exchange Your Shares”:

Automatic Conversion of Class C Shares

The conversion of Class C shares into Class A shares—which happens automatically approximately 10 years after purchase—is not a taxable event for federal income tax purposes. For more information about the automatic conversion of Class C shares, see Class C Shares Automatically Convert to Class A Shares in How to Buy, Sell and Exchange Fund Shares.

2.

In each Fund’s Statutory Prospectus, the following sentence is added at the end of the section entitled “How to Buy, Sell and Exchange Shares—Closure of Certain Share Classes to New Group Retirement Plans”:

Shareholders owning Class C shares may continue to hold their Class C shares until the shares automatically convert to Class A shares under the conversion schedule, or until the shareholder redeems their Class C shares.

3.

In each Fund’s Statutory Prospectus, the following disclosure is added immediately following the section entitled “How to Buy, Sell and Exchange Shares—How to Buy Shares—Class B Shares Automatically Convert to Class A Shares”:

Class C Shares Automatically Convert to Class A Shares

Starting on or about April 1, 2019 (the “Effective Date”), Class C shares will be eligible for automatic conversion into Class A shares on a monthly basis approximately ten years after the original date of purchase (the “Conversion Date”). Conversion will take place based on the relative NAV of the two classes, without the imposition of any sales load, fee or other charge. All such automatic conversions of Class C shares will constitute tax-free exchanges for federal income tax purposes.

For shareholders investing in Class C shares through retirement plans or omnibus accounts, and in certain other instances, the Fund and its agents may not have

PGIM US Real Estate Fund	3

transparency into how long a shareholder has held Class C shares for purposes of determining whether such Class C shares are eligible for automatic conversion into Class A shares, and the relevant financial intermediary may not have the ability to track purchases in order to credit individual shareholders’ holding periods. In these circumstances, the Fund will not be able to automatically convert Class C shares into Class A shares as described above. In order to determine eligibility for conversion in these circumstances, it is the responsibility of the financial intermediary to notify the Fund that the shareholder is eligible for the conversion of Class C shares to Class A shares, and the financial intermediary may be required to maintain and provide the Fund with records that substantiate the holding period of Class C shares. It is the financial intermediary’s (and not the Fund’s) responsibility to keep records of transactions made in accounts it holds and to ensure that the shareholder is credited with the proper holding period based on such records or those provided to the financial intermediary by the shareholder. Please consult with your financial intermediary for the applicability of this conversion feature to your shares.

A financial intermediary may sponsor and/or control accounts, programs or platforms that impose a different conversion schedule or different eligibility requirements for the exchange of Class C shares for Class A shares (see Appendix A: Waivers and Discounts Available From Certain Financial Intermediaries of the Prospectus). Please consult with your financial intermediary if you have any questions regarding your shares’ conversion from Class C shares to Class A shares.

4.

In Part II of each Fund’s Statement of Additional Information, the following disclosure is added immediately following the section entitled “Purchase, Redemption and Pricing of Fund Shares—Share Classes—Automatic Conversion of Class B Shares”:

AUTOMATIC CONVERSION OF CLASS C SHARES. Starting on or about April 1, 2019 (the “Effective Date”), Class C shares will be eligible for automatic conversion into Class A shares on a monthly basis approximately ten years after the original date of purchase (the “Conversion Date”). Conversion will take place based on the relative NAV of the two classes, without the imposition of any sales load, fee or other charge. Class C shares of a Fund acquired through automatic reinvestment of dividends or distributions will convert to Class A shares of the Fund on the Conversion Date pro rata with the converting Class C shares of the Fund that were not acquired through reinvestment of dividends or distributions. All such automatic conversions of Class C shares will constitute tax-free exchanges for federal income tax purposes.

For shareholders investing in Class C shares through retirement plans or omnibus accounts, and in certain other instances, the Fund and its agents may not have transparency into how long a shareholder has held Class C shares for purposes of determining whether such Class C shares are eligible for automatic conversion into Class A shares, and the relevant financial intermediary may not have the ability to track purchases in order to credit individual shareholders’ holding periods. In these circumstances, the

4	Visit our website at pgiminvestments.com

Fund will not be able to automatically convert Class C shares into Class A shares as described above. In order to determine eligibility for conversion in these circumstances, it is the responsibility of the financial intermediary to notify the Fund that the shareholder is eligible for the conversion of Class C shares to Class A shares, and the financial intermediary may be required to maintain and provide the Fund with records that substantiate the holding period of Class C shares. It is the financial intermediary’s (and not the Fund’s) responsibility to keep records of transactions made in accounts it holds and to ensure that the shareholder is credited with the proper holding period based on such records or those provided to the financial intermediary by the shareholder. Please consult with your financial intermediary for the applicability of this conversion feature to your shares.

Class C shares were generally closed to investments by new group retirement plans effective June 1, 2018. Group retirement plans (and their successor, related and affiliated plans) that have Class C shares of the Fund available to participants on or before the Effective Date may continue to open accounts for new participants in such share class and purchase additional shares in existing participant accounts.

The Fund has no responsibility for monitoring or implementing a financial intermediary’s process for determining whether a shareholder meets the required holding period for conversion. A financial intermediary may sponsor and/or control accounts, programs or platforms that impose a different conversion schedule or different eligibility requirements for the exchange of Class C shares for Class A shares, as set forth on Appendix A: Waivers and Discounts Available From Certain Financial Intermediaries of the Prospectus. In these cases, Class C shareholders may have their shares exchanged for Class A shares under the policies of the financial intermediary. Financial intermediaries will be responsible for making such exchanges in those circumstances. Please consult with your financial intermediary if you have any questions regarding your shares’ conversion from Class C shares to Class A shares.

LR1094

- Not part of the Semiannual Report -

PGIM US Real Estate Fund	5

6	Visit our website at pgiminvestments.com

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM US Real Estate Fund informative and useful. The report covers performance for the six-month period ended September 30, 2018.

We have important information to share with you. Effective June 11, 2018, Prudential Mutual Funds were renamed PGIM Funds. This renaming is part of our ongoing effort to further build our reputation and establish our global brand, which began when our firm adopted PGIM Investments as its name in April 2017. Please note that only the Fund’s name has changed. Your Fund’s management and operation, along with its symbols, remained the same.*

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart Parker, President

PGIM US Real Estate Fund

November 15, 2018

*The Prudential Day One Funds did not change their names.

PGIM US Real Estate Fund	7

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 9/30/18 (without sales charges)	Average Annual Total Returns as of 9/30/18 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)
Class A	11.88	–0.47	7.25	7.95 (12/21/10)
Class B	11.49	–0.39	7.52	7.95 (12/21/10)
Class C	11.42	3.48	7.67	7.93 (12/21/10)
Class Z	12.01	5.58	8.75	9.01 (12/21/10)
Class R6**	12.02	5.50	N/A	6.08 (5/25/17)
FTSE NAREIT Equity REITs Index
	10.91	3.35	9.16	—
S&P 500 Index
	11.40	17.91	13.93	—
Lipper Equity Real Estate Funds Average
	8.08	3.25	8.36	—

Source: PGIM Investments LLC and Lipper Inc.

*Not annualized

**Formerly known as Class Q shares.

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes and the Lipper Average are measured from the closest month-end to the class’ inception date.

8	Visit our website at pgiminvestments.com

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class Z	Class R6**
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	5.00% (Yr.1) 4.00% (Yr.2) 3.00% (Yr.3) 2.00% (Yr.4) 1.00% (Yr.5&6) 0.00% (Yr.7)	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	1.00%	None	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

**Formerly known as Class Q

Benchmark Definitions

FTSE NAREIT Equity REITs Index—The Financial Times Stock Exchange National Association of Real Estate Investment Trusts (FTSE NAREIT) Equity REITs Index is an unmanaged index which measures the performance of all equity real estate investment trusts (REITs) listed on the New York Stock Exchange, the NASDAQ National Market, and the NYSE MKT LLC. The Index is designed to reflect the performance of all publicly traded equity REITs as a whole. The average annual total return for the Index measured from the month-end closest to the inception date of the Fund’s Class A, B, C, and Z shares is 9.67% and 4.91% for Class R6 shares.

S&P 500 Index—The S&P 500 Index is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed. The average annual total return for the Index measured from the month-end closest to the inception date of the Fund’s Class A, B, C, and Z shares is 13.80% and 17.47% for Class R6 shares.

Lipper Equity Real Estate Funds Average—The Lipper Equity Real Estate Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Equity Real Estate Funds universe for the periods noted. Funds in the Lipper Average invest their portfolios primarily in shares of domestic companies engaged in the real estate industry. The average annual total return for the Average measured from the month-end closest to the inception date of the Fund’s Class A, B, C, and Z shares is 8.83% and 4.48% for Class R6 shares.

PGIM US Real Estate Fund	9

Your Fund’s Performance (continued)

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Presentation of Fund Holdings

Five Largest Holdings expressed as a percentage of net assets as of 9/30/18 (%)
Prologis, Inc., Industrial REITs	8.5
Welltower, Inc., Health Care REITs	7.0
AvalonBay Communities, Inc., Residential REITs	6.2
Equinix, Inc., Specialized REITs	4.5
Americold Realty Trust, Industrial REITs	3.7

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 9/30/18 (%)
Industrial REITs	19.9
Residential REITs	18.4
Specialized REITs	16.1
Office REITs	13.6
Health Care REITs	11.8

Industry weightings reflect only long-term investments and are subject to change.

10	Visit our website at pgiminvestments.com

Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended September 30, 2018. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM US Real Estate Fund	11

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM US Real Estate Fund		Beginning Account Value April 1, 2018	Ending Account Value September 30, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,118.80	1.25%	$6.64
	Hypothetical	$1,000.00	$1,018.80	1.25%	$6.33
Class B	Actual	$1,000.00	$1,114.90	2.00%	$10.60
	Hypothetical	$1,000.00	$1,015.04	2.00%	$10.10
Class C	Actual	$1,000.00	$1,114.20	2.00%	$10.60
	Hypothetical	$1,000.00	$1,015.04	2.00%	$10.10
Class Z	Actual	$1,000.00	$1,120.10	1.00%	$5.31
	Hypothetical	$1,000.00	$1,020.05	1.00%	$5.06
Class R6**	Actual	$1,000.00	$1,120.20	1.00%	$5.32
	Hypothetical	$1,000.00	$1,020.05	1.00%	$5.06

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 183 days in the six-month period ended September 30, 2018, and divided by the 365 days in the Fund’s fiscal year ending March 31, 2019 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

**Formerly known as Class Q shares.

12	Visit our website at pgiminvestments.com

Schedule of Investments (unaudited)

as of September 30, 2018

Description	Shares	Value
LONG-TERM INVESTMENTS 99.3%

COMMON STOCKS

Diversified REITs 4.7%
American Assets Trust, Inc.	16,737	$624,122
Empire State Realty Trust, Inc. (Class A Stock)	29,290	486,507

		1,110,629

Health Care REITs 11.8%
Community Healthcare Trust, Inc.	6,300	195,174
MedEquities Realty Trust, Inc.	47,539	462,079
Sabra Health Care REIT, Inc.	20,414	471,972
Welltower, Inc.	25,379	1,632,377

		2,761,602

Hotel & Resort REITs 7.9%
DiamondRock Hospitality Co.	57,100	666,357
MGM Growth Properties LLC (Class A Stock)	20,236	596,759
Park Hotels & Resorts, Inc.	5,090	167,054
Sunstone Hotel Investors, Inc.	25,027	409,442

		1,839,612

Hotels, Resorts & Cruise Lines 1.3%
Hilton Worldwide Holdings, Inc.	3,856	311,488

Industrial REITs 19.9%
Americold Realty Trust	35,027	876,376
Duke Realty Corp.	22,132	627,885
Prologis, Inc.	29,387	1,992,145
Rexford Industrial Realty, Inc.	16,399	524,112
STAG Industrial, Inc.	22,979	631,922

		4,652,440

Office REITs 13.6%
Columbia Property Trust, Inc.	24,163	571,213
Easterly Government Properties, Inc.	14,609	282,976
Hudson Pacific Properties, Inc.	21,924	717,353
JBG SMITH Properties	22,354	823,298
Kilroy Realty Corp.	11,176	801,208

		3,196,048

See Notes to Financial Statements.

PGIM US Real Estate Fund	13

Schedule of Investments (unaudited) (continued)

as of September 30, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Residential REITs 18.4%
American Homes 4 Rent (Class A Stock)	27,784	$608,192
AvalonBay Communities, Inc.	7,974	1,444,490
Camden Property Trust	5,159	482,728
Equity LifeStyle Properties, Inc.	8,784	847,217
Essex Property Trust, Inc.	364	89,802
UDR, Inc.	20,968	847,736

		4,320,165

Retail REITs 5.6%
Macerich Co. (The)	14,279	789,486
Simon Property Group, Inc.	2,923	516,640

		1,306,126

Specialized REITs 16.1%
CoreSite Realty Corp.	3,079	342,200
Crown Castle International Corp.	3,138	349,353
Digital Realty Trust, Inc.	2,893	325,405
Equinix, Inc.	2,437	1,054,953
Extra Space Storage, Inc.	9,460	819,614
Four Corners Property Trust, Inc.	16,301	418,773
Life Storage, Inc.	2,504	238,281
Public Storage	1,052	212,115

		3,760,694

TOTAL LONG-TERM INVESTMENTS (cost $20,533,807)		23,258,804

SHORT-TERM INVESTMENT 0.7%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $162,475)(w)	162,475	162,475

TOTAL INVESTMENTS 100.0% (cost $20,696,282)		23,421,279
Liabilities in excess of other assets (0.0)%		(8,334)

NET ASSETS 100.0%		$23,412,945

The following abbreviation is used in the semiannual report:

REITs—Real Estate Investment Trusts

(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.

See Notes to Financial Statements.

14

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Diversified REITs	$1,110,629	$—	$—
Health Care REITs	2,761,602	—	—
Hotel & Resort REITs	1,839,612	—	—
Hotels, Resorts & Cruise Lines	311,488	—	—
Industrial REITs	4,652,440	—	—
Office REITs	3,196,048	—	—
Residential REITs	4,320,165	—	—
Retail REITs	1,306,126	—	—
Specialized REITs	3,760,694	—	—
Affiliated Mutual Fund	162,475	—	—

Total	$23,421,279	$—	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2018 were as follows:

Industrial REITs	19.9%
Residential REITs	18.4
Specialized REITs	16.1
Office REITs	13.6
Health Care REITs	11.8
Hotel & Resort REITs	7.9
Retail REITs	5.6
Diversified REITs	4.7
Hotels, Resorts & Cruise Lines	1.3
Affiliated Mutual Fund	0.7%

100.0
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than +/- 0.05%

See Notes to Financial Statements.

PGIM US Real Estate Fund	15

Statement of Assets & Liabilities (unaudited)

as of September 30, 2018

Assets
Investments at value:
Unaffiliated investments (cost $20,533,807)	$23,258,804
Affiliated investments (cost $162,475)	162,475
Foreign currency, at value (cost $175)	176
Dividends receivable	66,150
Receivable for Fund shares sold	2,951
Due from Manager	865
Prepaid expenses	940

Total Assets	23,492,361

Liabilities
Registration fee payable	23,052
Custodian and accounting fees payable	17,189
Audit fee payable	12,879
Payable for investments purchased	9,830
Accrued expenses and other liabilities	9,393
Payable for Fund shares reacquired	2,756
Distribution fee payable	2,246
Affiliated transfer agent fee payable	2,071

Total Liabilities	79,416

Net Assets	$23,412,945

Net assets were comprised of:
Shares of beneficial interest, at par	$1,908
Paid-in capital in excess of par	20,229,208

20,231,116
Undistributed net investment income	116,557
Accumulated net realized gain on investment and foreign currency transactions	340,274
Net unrealized appreciation on investments and foreign currencies	2,724,998

Net assets, September 30, 2018	$23,412,945

See Notes to Financial Statements.

16

Class A
Net asset value and redemption price per share, ($4,680,954 ÷ 381,276 shares of beneficial interest issued and outstanding)	$12.28
Maximum sales charge (5.50% of offering price)	0.71

Maximum offering price to public	$12.99

Class B
Net asset value, offering price and redemption price per share,
($621,301 ÷ 51,614 shares of beneficial interest issued and outstanding)	$12.04

Class C
Net asset value, offering price and redemption price per share,
($923,340 ÷ 76,859 shares of beneficial interest issued and outstanding)	$12.01

Class Z
Net asset value, offering price and redemption price per share,
($17,176,516 ÷ 1,396,874 shares of beneficial interest issued and outstanding)	$12.30

Class R6
Net asset value, offering price and redemption price per share,
($10,834 ÷ 881 shares of beneficial interest issued and outstanding)	$12.29

See Notes to Financial Statements.

PGIM US Real Estate Fund	17

Statement of Operations (unaudited)

Six Months Ended September 30, 2018

Net Investment Income (Loss)
Income
Unaffiliated dividend income	$305,619
Affiliated dividend income	2,955

Total income	308,574

Expenses
Management fee	83,896
Distribution fee(a)	14,477
Registration fees(a)	34,563
Custodian and accounting fees	30,652
Shareholders’ reports	13,075
Audit fee	12,879
Legal fees and expenses	9,415
Transfer agent’s fees and expenses (including affiliated expense of $5,680)(a)	9,302
Trustees’ fees	6,240
Miscellaneous	7,769

Total expenses	222,268
Less: Fee waiver and/or expense reimbursement(a)	(95,930)
Distribution fee waiver(a)	(1,045)

Net expenses	125,293

Net investment income (loss)	183,281

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	871,766
Foreign currency transactions	3

871,769

Net change in unrealized appreciation (depreciation) on:
Investments	1,418,541
Foreign currencies	(4)

1,418,537

Net gain (loss) on investment and foreign currency transactions	2,290,306

Net Increase (Decrease) In Net Assets Resulting From Operations	$2,473,587

(a)	Class specific expenses and waivers were as follows:

	Class A	Class B	Class C	Class Z	Class R6
Distribution fee	6,268	3,501	4,708	—	—
Registration fees	7,151	7,151	7,152	7,152	5,957
Transfer agent’s fees and expenses	5,870	1,284	1,113	1,016	19
Fee waiver and/or expense reimbursement	(22,748)	(10,064)	(10,453)	(46,666)	(5,999)
Distribution fee waiver	(1,045)	—	—	—	—

See Notes to Financial Statements.

18

Statements of Changes in Net Assets (unaudited)

	Six Months Ended September 30, 2018	Year Ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$183,281	$371,802
Net realized gain (loss) on investment and foreign currency transactions	871,769	123,022
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	1,418,537	(927,639)

Net increase (decrease) in net assets resulting from operations	2,473,587	(432,815)

Dividends and Distributions
Dividends from net investment income
Class A	(26,778)	(49,977)
Class B	(2,015)	(5,635)
Class C	(2,723)	(7,078)
Class Z	(128,686)	(215,378)
Class R6	(81)	(133)

	(160,283)	(278,201)

Distributions from net realized gains
Class A	—	(210,157)
Class B	—	(45,310)
Class C	—	(55,167)
Class Z	—	(794,247)
Class R6	—	(493)

	—	(1,105,374)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	623,565	640,396
Net asset value of shares issued in reinvestment of dividends and distributions	160,033	1,378,664
Cost of shares reacquired	(772,036)	(3,001,058)

Net increase (decrease) in net assets from Fund share transactions	11,562	(981,998)

Total increase (decrease)	2,324,866	(2,798,388)

Net Assets:
Beginning of period	21,088,079	23,886,467

End of period(a)	$23,412,945	$21,088,079

(a) Includes undistributed/(distributions in excess of) net investment income of:	$116,557	$93,559

See Notes to Financial Statements.

PGIM US Real Estate Fund	19

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 12 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust was established as a Delaware business trust on October 24, 1997. The Trust currently consists of the following six series: PGIM QMA Large-Cap Core Equity PLUS Fund, PGIM QMA Long-Short Equity Fund and PGIM Short Duration Muni High Income Fund, each of which are diversified funds and PGIM Global Real Estate Fund, PGIM Jennison Technology Fund and PGIM US Real Estate Fund, each of which are non-diversified funds for purposes of the 1940 Act and may invest a greater percentage of their assets in the securities of a single company or other issuer than a diversified fund. These financial statements relate only to the PGIM US Real Estate Fund (the “Fund”). Effective June 11, 2018, the Funds’ names were changed by replacing “Prudential” with “PGIM” and each Fund’s Class Q shares were renamed Class R6 shares.

The investment objective of the Fund is capital appreciation and income.

1. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, a Valuation Committee has been established as two persons, being one or more officers of the Trust, including: the Trust’s Treasurer (or the Treasurer’s direct reports); and the Trust’s Chief or Deputy Chief Compliance Officer (or Vice-President-level direct reports of the Chief or Deputy Chief Compliance Officer). Under the current valuation procedures, the Valuation Committee of the Board is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

20

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the

PGIM US Real Estate Fund	21

Notes to Financial Statements (unaudited) (continued)

general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s subadviser under the guidelines adopted by the Trustees of the Trust. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign

22

exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Equity and Mortgage Real Estate Investment Trusts (collectively equity REITs): The Fund invests in equity REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from equity REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the equity REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income quarterly. Distributions from net realized capital and currency gains, if any, are declared and paid annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from

PGIM US Real Estate Fund	23

Notes to Financial Statements (unaudited) (continued)

generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Trust, on behalf of the Fund, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, PGIM Investments provides all of the administrative functions necessary for the organization, operation and management of the Fund. PGIM Investments administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by, the Fund’s custodian, and the Fund’s transfer agent. PGIM Investments is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

PGIM Investments has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its PGIM Real Estate unit. The subadvisory agreement provides that PGIM Real Estate will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PGIM Real Estate is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of PGIM Real Estate, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PGIM Investments is accrued daily and payable monthly at an annual rate of 0.75% of the Fund’s average daily net assets up to and including $1 billion, 0.73% on the next $2 billion of average daily net assets, 0.71% on the next $2 billion of average daily net assets, 0.70% on the next $5 billion of average daily net assets and 0.69% on the average daily net assets in excess of $10 billion. The management fee before any waivers and/or expense reimbursements was 0.75% for the six months ended September 30, 2018.

24

PGIM Investments has contractually agreed, through July 31, 2019, to limit total annual fund operating expenses after fee waivers and/or expense reimbursements to 1.25% of average daily net assets for Class A shares, 2.00% of average daily net assets for Class B shares, 2.00% of average daily net assets for Class C shares, 1.00% of average daily net assets for Class Z shares, and 1.00% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, Class B, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z or Class R6 shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.30%, 1% and 1% of the average daily net assets of the Class A, Class B and Class C shares, respectively. PIMS has contractually agreed through July 31, 2019 to limit such fees to 0.25% of the average daily net assets of the Class A shares.

PIMS has advised the Fund that it received $3,007, in front-end sales charges resulting from sales of Class A shares during the six months ended September 30, 2018. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended September 30, 2018, it received $872 and $36 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively.

PGIM Investments, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer

PGIM US Real Estate Fund	25

Notes to Financial Statements (unaudited) (continued)

agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board. For the reporting period ended September 30, 2018, no such transactions were entered into by the Fund.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income”.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the six months ended September 30, 2018, were $17,331,361 and $17,139,162, respectively.

A summary of the cost of purchases and proceeds from sales of shares of an affiliated mutual fund for the six months ended September 30, 2018, is presented as follows:

Affiliated Mutual Fund*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
PGIM Core Ultra Short Bond Fund	$390,119	$4,368,380	$4,596,024	$—	$—	$162,475	162,475	$2,955

*	The Fund did not have any capital gain distributions during the reporting period.

26

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of September 30, 2018 were as follows:

Tax Basis	$21,015,853

Gross Unrealized Appreciation	2,540,162
Gross Unrealized Depreciation	(137,736)

Net Unrealized Appreciation	$2,405,426

The book basis may differ from tax basis due to certain tax-related adjustments.

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital and Ownership

The Fund offers Class A, Class B, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class Z and Class R6 shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest at $0.001 par value per share.

As of September 30, 2018, Prudential, through its affiliated entities, owned 1,353,622 Class Z shares and 881 Class R6 shares of the Fund. At reporting period end, two shareholders of record held 78% of the Fund’s outstanding shares on behalf of multiple beneficial owners, of which 71% were held by an affiliate of Prudential.

PGIM US Real Estate Fund	27

Notes to Financial Statements (unaudited) (continued)

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended September 30, 2018:
Shares sold	46,289	$570,377
Shares issued in reinvestment of dividends and distributions	2,324	26,653
Shares reacquired	(26,542)	(307,505)

Net increase (decrease) in shares outstanding before conversion	22,071	289,525
Shares issued upon conversion from other share class(es)	3,699	44,720
Shares reacquired upon conversion into other share class(es)	(984)	(11,987)

Net increase (decrease) in shares outstanding	24,786	$322,258

Year ended March 31, 2018:
Shares sold	31,313	$377,933
Shares issued in reinvestment of dividends and distributions	21,380	257,483
Shares reacquired	(100,575)	(1,218,634)

Net increase (decrease) in shares outstanding before conversion	(47,882)	(583,218)
Shares issued upon conversion from other share class(es)	1,086	12,656
Shares reacquired upon conversion into other share class(es)	(1,756)	(20,301)

Net increase (decrease) in shares outstanding	(48,552)	$(590,863)

Class B
Six months ended September 30, 2018:
Shares issued in reinvestment of dividends and distributions	178	$2,009
Shares reacquired	(15,735)	(180,977)

Net increase (decrease) in shares outstanding before conversion	(15,557)	(178,968)
Shares reacquired upon conversion into other share class(es)	(3,770)	(44,720)

Net increase (decrease) in shares outstanding	(19,327)	$(223,688)

Year ended March 31, 2018:
Shares sold	854	$10,394
Shares issued in reinvestment of dividends and distributions	4,216	49,811
Shares reacquired	(25,271)	(298,628)

Net increase (decrease) in shares outstanding before conversion	(20,201)	(238,423)
Shares reacquired upon conversion into other share class(es)	(1,106)	(12,656)

Net increase (decrease) in shares outstanding	(21,307)	$(251,079)

Class C
Six months ended September 30, 2018:
Shares sold	1,223	$14,145
Shares issued in reinvestment of dividends and distributions	240	2,706
Shares reacquired	(12,416)	(141,939)

Net increase (decrease) in shares outstanding	(10,953)	$(125,088)

Year ended March 31, 2018:
Shares sold	6,558	$78,894
Shares issued in reinvestment of dividends and distributions	5,236	61,754
Shares reacquired	(51,214)	(608,394)

Net increase (decrease) in shares outstanding before conversion	(39,420)	(467,746)
Shares reacquired upon conversion into other share class(es)	(3,122)	(38,594)

Net increase (decrease) in shares outstanding	(42,542)	$(506,340)

28

Class Z	Shares	Amount
Six months ended September 30, 2018:
Shares sold	3,297	$39,043
Shares issued in reinvestment of dividends and distributions	11,201	128,584
Shares reacquired	(12,257)	(141,615)

Net increase (decrease) in shares outstanding before conversion	2,241	26,012
Shares issued upon conversion from other share class(es)	983	11,987

Net increase (decrease) in shares outstanding	3,224	$37,999

Year ended March 31, 2018:
Shares sold	13,610	$163,175
Shares issued in reinvestment of dividends and distributions	83,673	1,008,990
Shares reacquired	(73,051)	(875,402)

Net increase (decrease) in shares outstanding before conversion	24,232	296,763
Shares issued upon conversion from other share class(es)	4,806	58,895

Net increase (decrease) in shares outstanding	29,038	$355,658

Class R6
Six months ended September 30, 2018:
Shares issued in reinvestment of dividends and distributions	7	$81

Net increase (decrease) in shares outstanding	7	$81

Period ended March 31, 2018*:
Shares sold	822	$10,000
Shares issued in reinvestment of dividends and distributions	52	626

Net increase (decrease) in shares outstanding	874	$10,626

*	Commencement of offering was May 25, 2017.

7. Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 5, 2017 through October 4, 2018. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly.

Subsequent to the reporting period end, the SCA was renewed effective October 4, 2018 and will continue to provide a commitment of $900 million through October 3, 2019. The commitment fee paid by the Funds will continue to be 0.15% of the unused portion of the SCA. The interest on borrowings under both SCAs is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Other affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large

PGIM US Real Estate Fund	29

Notes to Financial Statements (unaudited) (continued)

scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund did not utilize the SCA during the six months ended September 30, 2018.

8. Notice of Dividends to Shareholders

Subsequent to the six months ended September 30, 2018, the Fund declared ordinary income dividends on October 16, 2018 to shareholders of record on October 17, 2018. The ex-date was October 18, 2018. The per share amounts declared were as follows:

Ordinary Income
Class A	$0.04519
Class B	$0.02299
Class C	$0.02299
Class Z	$0.05279
Class R6	$0.05279

9. Other Risks

The Fund’s risks include, but are not limited to, the risks discussed below:

Equity and Equity-Related Securities Risks: The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. The Fund’s holdings can vary significantly from broad market indexes and the performance of the Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s

30

financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Risks of Investing in Real Estate Investment Trusts (REITs): Real estate securities are subject to similar risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of payments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, Including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties.

In addition, investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. Since REITs are relatively smaller in size when compared to the broader market, and smaller companies tend to be more volatile than larger companies, they may be more volatile and/or more illiquid than other types of equity securities. REITs (especially mortgage REITs) are subject to interest rate risks. REITs may incur significant amounts of leverage. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Fund.

10. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Fund’s policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management has evaluated the implications of certain provisions of the ASU and has determined to early adopt aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately. At this time, management is evaluating the implications of certain other provisions of the ASU related to new disclosure requirements and any impact on the financial statement disclosures has not yet been determined.

PGIM US Real Estate Fund	31

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended September 30,		Year Ended March 31,
	2018		2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.05		$12.01	$13.71	$14.80	$ 12.78	$12.86
Income (loss) from investment operations:
Net investment income (loss)	0.09		0.18	0.06	0.21	0.15	0.10
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.22		(0.41)	0.07	(0.11)	2.74	0.39
Total from investment operations	1.31		(0.23)	0.13	0.10	2.89	0.49
Less Dividends and Distributions:
Dividends from net investment income	(0.08)		(0.13)	(0.27)	(0.14)	(0.13)	(0.10)
Distributions from net realized gains	-		(0.60)	(1.56)	(1.05)	(0.74)	(0.47)
Total dividends and distributions	(0.08)		(0.73)	(1.83)	(1.19)	(0.87)	(0.57)
Net asset value, end of period	$12.28		$11.05	$12.01	$13.71	$ 14.80	$12.78
Total Return(b):	11.88%		(2.36)%	1.01%	1.28%	23.06%	4.20%

Ratios/Supplemental Data:
Net assets, end of period (000)	$4,681		$3,938	$4,863	$5,013	$ 6,502	$3,080
Average net assets (000)	$4,167		$4,492	$5,555	$4,850	$ 4,728	$2,687
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.25%	(d)	1.25%	1.34%	1.61% (e)	1.60%	1.60%
Expenses before waivers and/or expense reimbursement	2.39%	(d)	2.22% (f)	1.92%	1.73% (e)	1.85%	2.05%
Net investment income (loss)	1.53%	(d)	1.49%	0.43%	1.53%	1.06%	0.79%
Portfolio turnover rate(g)	77%	(h)	92%	122%	156%	98%	66%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Includes 0.01% of loan interest expense.
(f)	Effective January 1, 2018, class specific expenses include Transfer Agent Fees and expenses and Registration Fees, which are charged to their respective share class.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(h)	Not annualized.

See Notes to Financial Statements.

32

Class B Shares
	Six Months Ended September 30,		Year Ended March 31,
	2018		2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.83		$11.81	$13.51	$14.62	$12.67	$12.78
Income (loss) from investment operations:
Net investment income (loss)	0.04		0.08	(0.04)	0.11	0.05	0.03
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.20		(0.39)	0.07	(0.11)	2.69	0.37
Total from investment operations	1.24		(0.31)	0.03	-	2.74	0.40
Less Dividends and Distributions:
Dividends from net investment income	(0.03)		(0.07)	(0.17)	(0.06)	(0.05)	(0.04)
Distributions from net realized gains	-		(0.60)	(1.56)	(1.05)	(0.74)	(0.47)
Total dividends and distributions	(0.03)		(0.67)	(1.73)	(1.11)	(0.79)	(0.51)
Net asset value, end of period	$12.04		$10.83	$11.81	$13.51	$14.62	$12.67
Total Return(b):	11.49%		(3.11)%	0.26%	0.52%	22.05%	3.53%

Ratios/Supplemental Data:
Net assets, end of period (000)	$621		$768	$1,089	$1,276	$1,814	$1,067
Average net assets (000)	$698		$975	$1,240	$1,443	$1,480	$1,244
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	2.00%	(d)	2.00%	2.09%	2.36% (e)	2.35%	2.35%
Expenses before waivers and/or expense reimbursement	4.87%	(d)	3.21% (f)	2.61%	2.43% (e)	2.55%	2.73%
Net investment income (loss)	0.70%	(d)	0.72%	(0.35)%	0.80%	0.35%	0.21%
Portfolio turnover rate(g)	77%	(h)	92%	122%	156%	98%	66%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Includes 0.01% of loan interest expense.
(f)	Effective January 1, 2018, class specific expenses include Transfer Agent Fees and expenses and Registration Fees, which are charged to their respective share class.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(h)	Not annualized.

See Notes to Financial Statements.

PGIM US Real Estate Fund	33

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended September 30,		Year Ended March 31,
	2018		2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.81		$11.79	$13.49	$14.60	$12.65	$12.76
Income (loss) from investment operations:
Net investment income (loss)	0.04		0.08	(0.05)	0.11	0.04	0.02
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.19		(0.39)	0.08	(0.11)	2.70	0.38
Total from investment operations	1.23		(0.31)	0.03	-	2.74	0.40
Less Dividends and Distributions:
Dividends from net investment income	(0.03)		(0.07)	(0.17)	(0.06)	(0.05)	(0.04)
Distributions from net realized gains	-		(0.60)	(1.56)	(1.05)	(0.74)	(0.47)
Total dividends and distributions	(0.03)		(0.67)	(1.73)	(1.11)	(0.79)	(0.51)
Net asset value, end of period	$12.01		$10.81	$11.79	$13.49	$14.60	$12.65
Total Return(b):	11.42%		(3.11)%	0.26%	0.53%	22.09%	3.54%

Ratios/Supplemental Data:
Net assets, end of period (000)	$923		$949	$1,536	$1,491	$1,769	$854
Average net assets (000)	$939		$1,294	$1,669	$1,543	$1,244	$824
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	2.00%	(d)	2.00%	2.08%	2.36% (e)	2.35%	2.35%
Expenses before waivers and/or expense reimbursement	4.22%	(d)	3.10% (f)	2.62%	2.43% (e)	2.55%	2.75%
Net investment income (loss)	0.72%	(d)	0.69%	(0.39)%	0.80%	0.31%	0.12%
Portfolio turnover rate(g)	77%	(h)	92%	122%	156%	98%	66%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Includes 0.01% of loan interest expense.
(f)	Effective January 1, 2018, class specific expenses include Transfer Agent Fees and expenses and Registration Fees, which are charged to their respective share class.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(h)	Not annualized.

See Notes to Financial Statements.

34

Class Z Shares
	Six Months Ended September 30,		Year Ended March 31,
	2018		2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.07		$12.02	$13.72	$14.80	$12.79	$12.86
Income (loss) from investment operations:
Net investment income (loss)	0.10		0.21	0.08	0.26	0.19	0.14
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.22		(0.40)	0.09	(0.12)	2.72	0.39
Total from investment operations	1.32		(0.19)	0.17	0.14	2.91	0.53
Less Dividends and Distributions:
Dividends from net investment income	(0.09)		(0.16)	(0.31)	(0.17)	(0.16)	(0.13)
Distributions from net realized gains	-		(0.60)	(1.56)	(1.05)	(0.74)	(0.47)
Total dividends and distributions	(0.09)		(0.76)	(1.87)	(1.22)	(0.90)	(0.60)
Net asset value, end of period	$12.30		$11.07	$12.02	$13.72	$14.80	$12.79
Total Return(b):	12.01%		(2.09)%	1.26%	1.56%	23.27%	4.55%

Ratios/Supplemental Data:
Net assets, end of period (000)	$17,177		$15,422	$16,397	$35,941	$35,218	$28,037
Average net assets (000)	$16,496		$16,394	$22,153	$36,976	$29,979	$21,876
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.00%	(d)	1.00%	1.13%	1.36% (e)	1.35%	1.35%
Expenses before waivers and/or expense reimbursement	1.56%	(d)	1.80% (f)	1.56%	1.43% (e)	1.55%	1.74%
Net investment income (loss)	1.76%	(d)	1.76%	0.63%	1.90%	1.34%	1.08%
Portfolio turnover rate(g)	77%	(h)	92%	122%	156%	98%	66%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Includes 0.01% of loan interest expense.
(f)	Effective January 1, 2018, class specific expenses include Transfer Agent Fees and expenses and Registration Fees, which are charged to their respective share class.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(h)	Not annualized.

See Notes to Financial Statements.

PGIM US Real Estate Fund	35

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended September 30, 2018		May 25, 2017(a) through March 31, 2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$11.06		$12.16
Income (loss) from investment operations:
Net investment income (loss)	0.10		0.20
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.22		(0.54)
Total from investment operations	1.32		(0.34)
Less Dividends and Distributions:
Dividends from net investment income	(0.09)		(0.16)
Distributions from net realized gains	-		(0.60)
Total dividends and distributions	(0.09)		(0.76)
Net asset value, end of period	$12.29		$11.06
Total Return(c):	12.02%		(3.31)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$11		$10
Average net assets (000)	$10		$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.00%	(e)	1.00%	(e)
Expenses before waivers and/or expense reimbursement	116.14%	(e)	115.13%	(e)(f)
Net investment income (loss)	1.76%	(e)	1.93%	(e)
Portfolio turnover rate(g)	77%	(h)	92%	(h)

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Effective January 1, 2018, class specific expenses include Transfer Agent Fees and expenses and Registration Fees, which are charged to their respective share class.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(h)	Not annualized.

See Notes to Financial Statements.

36

Approval of Advisory Agreements (unaudited)

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of PGIM US Real Estate Fund (the “Fund”)1 consists of twelve individuals, nine of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Nominating and Governance Committee, and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with PGIM, Inc. (“PGIM”), on behalf of its PGIM Real Estate unit. In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 7, 2018 and on June 19-21, 2018 and approved the renewal of the agreements through July 31, 2019, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and PGIM. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular Board

[1]	PGIM US Real Estate Fund is a series of Prudential Investment Portfolios 12.

PGIM US Real Estate Fund

Approval of Advisory Agreements (continued)

meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 7, 2018 and on June 19-21, 2018.

The Trustees determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and PGIM, which, through its PGIM Real Estate unit, serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments and PGIM Real Estate. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PGIM Investments’ oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIM Real Estate, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund and PGIM Real Estate, and also considered the qualifications, backgrounds and responsibilities of PGIM Real Estate’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’ and PGIM Real Estate’s organizational structure, senior management, investment

Visit our website at pgiminvestments.com

operations, and other relevant information pertaining to PGIM Investments and PGIM Real Estate. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to PGIM Investments and PGIM Real Estate. The Board noted that PGIM Real Estate is affiliated with PGIM Investments.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by PGIM Real Estate, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments and PGIM Real Estate under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PGIM Investments exceeded the management fees received by PGIM Investments, resulting in an operating loss to PGIM Investments for the year ended December 31, 2017. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale may be shared with the Fund in several ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

PGIM US Real Estate Fund

Approval of Advisory Agreements (continued)

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments and PGIM Real Estate

The Board considered potential ancillary benefits that might be received by PGIM Investments and PGIM Real Estate and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), and benefits to its reputation as well as other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by PGIM Real Estate included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and PGIM Real Estate were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional specific factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, and five-year periods ended December 31, 2017.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended March 31, 2017. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe, which was used to consider performance, and the Peer Group, which was used to consider fees and expenses, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also may have provided supplemental Peer Universe or Peer Group information for reasons addressed with the Board. The comparisons placed the Fund in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

Visit our website at pgiminvestments.com

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth gross performance comparisons (which do not reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	3rd Quartile	2nd Quartile	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Fund outperformed its benchmark index over the one- and five-year periods, though it underperformed over the three-year period.
•

The Board and PGIM Investments agreed to retain the Fund’s existing contractual expense cap, which caps the Fund’s annual operating expenses at 1.25% for Class A shares, 2.00% for Class B shares, 2.00% for Class C shares, 1.00% for Class Z shares and 1.00% for Class R6 shares through July 31, 2019.

•

The Board noted PGIM Investments’ assertion that if the expense cap, which went into effect on July 1, 2016, had been in effect for the full fiscal year, the Fund’s net total expense ratio would have ranked in the first quartile of its Peer Group.

•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM US Real Estate Fund

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Brian D. Nee, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Andrew R. French, Secretary • Chad A. Earnst, Chief Compliance Officer • Dino Capasso, Vice President and Deputy Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	PGIM Real Estate	7 Giralda Farms Madison, NJ 07940

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM US Real Estate Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM US REAL ESTATE FUND

SHARE CLASS	A	B	C	Z	R6*
NASDAQ	PJEAX	PJEBX	PJECX	PJEZX	PJEQX
CUSIP	744336603	744336702	744336801	744336884	744336751

*Formerly known as Class Q shares.

MF209E2

PGIM QMA LONG-SHORT EQUITY FUND

(Formerly known as Prudential QMA Long-Short Equity Fund)

SEMIANNUAL REPORT

SEPTEMBER 30, 2018

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Long-term capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of September 30, 2018 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. QMA is the primary business name of Quantitative Management Associates LLC, a registered investment adviser and a wholly owned subsidiary of PGIM, Inc. (PGIM), a Prudential Financial company. © 2018 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2	Visit our website at pgiminvestments.com

PGIM FUNDS — UPDATE

The Board of Directors/Trustees for the Fund has approved the implementation of an automatic conversion feature for Class C shares, effective as of April 1, 2019. To reflect these changes, effective April 1, 2019, the section of the Fund’s Prospectus entitled “How to Buy, Sell and Exchange Fund Shares—How to Exchange Your Shares—Frequent Purchases and Redemptions of Fund Shares” is restated to read as follows:

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

1.	In each Fund’s Statutory Prospectus, the following is added at the end of the section entitled “Fund Distributions And Tax Issues—If You Sell or Exchange Your Shares”:

Automatic Conversion of Class C Shares

The conversion of Class C shares into Class A shares—which happens automatically approximately 10 years after purchase—is not a taxable event for federal income tax purposes. For more information about the automatic conversion of Class C shares, see Class C Shares Automatically Convert to Class A Shares in How to Buy, Sell and Exchange Fund Shares.

2.

In each Fund’s Statutory Prospectus, the following sentence is added at the end of the section entitled “How to Buy, Sell and Exchange Shares—Closure of Certain Share Classes to New Group Retirement Plans”:

Shareholders owning Class C shares may continue to hold their Class C shares until the shares automatically convert to Class A shares under the conversion schedule, or until the shareholder redeems their Class C shares.

3.

In each Fund’s Statutory Prospectus, the following disclosure is added immediately following the section entitled “How to Buy, Sell and Exchange Shares—How to Buy Shares—Class B Shares Automatically Convert to Class A Shares”:

Class C Shares Automatically Convert to Class A Shares

Starting on or about April 1, 2019 (the “Effective Date”), Class C shares will be eligible for automatic conversion into Class A shares on a monthly basis approximately ten years after the original date of purchase (the “Conversion Date”). Conversion will take place based on the relative NAV of the two classes, without the imposition of any sales load, fee or other charge. All such automatic conversions of Class C shares will constitute tax-free exchanges for federal income tax purposes.

For shareholders investing in Class C shares through retirement plans or omnibus accounts, and in certain other instances, the Fund and its agents may not have

PGIM QMA Long-Short Equity Fund	3

transparency into how long a shareholder has held Class C shares for purposes of determining whether such Class C shares are eligible for automatic conversion into Class A shares, and the relevant financial intermediary may not have the ability to track purchases in order to credit individual shareholders’ holding periods. In these circumstances, the Fund will not be able to automatically convert Class C shares into Class A shares as described above. In order to determine eligibility for conversion in these circumstances, it is the responsibility of the financial intermediary to notify the Fund that the shareholder is eligible for the conversion of Class C shares to Class A shares, and the financial intermediary may be required to maintain and provide the Fund with records that substantiate the holding period of Class C shares. It is the financial intermediary’s (and not the Fund’s) responsibility to keep records of transactions made in accounts it holds and to ensure that the shareholder is credited with the proper holding period based on such records or those provided to the financial intermediary by the shareholder. Please consult with your financial intermediary for the applicability of this conversion feature to your shares.

A financial intermediary may sponsor and/or control accounts, programs or platforms that impose a different conversion schedule or different eligibility requirements for the exchange of Class C shares for Class A shares (see Appendix A: Waivers and Discounts Available From Certain Financial Intermediaries of the Prospectus). Please consult with your financial intermediary if you have any questions regarding your shares’ conversion from Class C shares to Class A shares.

4.

In Part II of each Fund’s Statement of Additional Information, the following disclosure is added immediately following the section entitled “Purchase, Redemption and Pricing of Fund Shares—Share Classes—Automatic Conversion of Class B Shares”:

AUTOMATIC CONVERSION OF CLASS C SHARES. Starting on or about April 1, 2019 (the “Effective Date”), Class C shares will be eligible for automatic conversion into Class A shares on a monthly basis approximately ten years after the original date of purchase (the “Conversion Date”). Conversion will take place based on the relative NAV of the two classes, without the imposition of any sales load, fee or other charge. Class C shares of a Fund acquired through automatic reinvestment of dividends or distributions will convert to Class A shares of the Fund on the Conversion Date pro rata with the converting Class C shares of the Fund that were not acquired through reinvestment of dividends or distributions. All such automatic conversions of Class C shares will constitute tax-free exchanges for federal income tax purposes.

For shareholders investing in Class C shares through retirement plans or omnibus accounts, and in certain other instances, the Fund and its agents may not have transparency into how long a shareholder has held Class C shares for purposes of determining whether such Class C shares are eligible for automatic conversion into Class A shares, and the relevant financial intermediary may not have the ability to track purchases in order to credit individual shareholders’ holding periods. In these circumstances, the

4	Visit our website at pgiminvestments.com

Fund will not be able to automatically convert Class C shares into Class A shares as described above. In order to determine eligibility for conversion in these circumstances, it is the responsibility of the financial intermediary to notify the Fund that the shareholder is eligible for the conversion of Class C shares to Class A shares, and the financial intermediary may be required to maintain and provide the Fund with records that substantiate the holding period of Class C shares. It is the financial intermediary’s (and not the Fund’s) responsibility to keep records of transactions made in accounts it holds and to ensure that the shareholder is credited with the proper holding period based on such records or those provided to the financial intermediary by the shareholder. Please consult with your financial intermediary for the applicability of this conversion feature to your shares.

Class C shares were generally closed to investments by new group retirement plans effective June 1, 2018. Group retirement plans (and their successor, related and affiliated plans) that have Class C shares of the Fund available to participants on or before the Effective Date may continue to open accounts for new participants in such share class and purchase additional shares in existing participant accounts.

The Fund has no responsibility for monitoring or implementing a financial intermediary’s process for determining whether a shareholder meets the required holding period for conversion. A financial intermediary may sponsor and/or control accounts, programs or platforms that impose a different conversion schedule or different eligibility requirements for the exchange of Class C shares for Class A shares, as set forth on Appendix A: Waivers and Discounts Available From Certain Financial Intermediaries of the Prospectus. In these cases, Class C shareholders may have their shares exchanged for Class A shares under the policies of the financial intermediary. Financial intermediaries will be responsible for making such exchanges in those circumstances. Please consult with your financial intermediary if you have any questions regarding your shares’ conversion from Class C shares to Class A shares.

LR1094

- Not part of the Semiannual Report -

PGIM QMA Long-Short Equity Fund	5

6	Visit our website at pgiminvestments.com

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM QMA Long-Short Equity Fund informative and useful. The report covers performance for the six-month period ended September 30, 2018.

We have important information to share with you. Effective June 11, 2018, Prudential Mutual Funds were renamed PGIM Funds. This renaming is part of our ongoing effort to further build our reputation and establish our global brand, which began when our firm adopted PGIM Investments as its name in April 2017. Please note that only the Fund’s name has changed. Your Fund’s management and operation, along with its symbols, remained the same.*

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart Parker, President

PGIM QMA Long-Short Equity Fund

November 15, 2018

*The Prudential Day One Funds did not change their names.

PGIM QMA Long-Short Equity Fund	7

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 9/30/18 (without sales charges)	Average Annual Total Returns as of 9/30/18 (with sales charges)
	Six Months* (%)	One Year (%)	Since Inception (%)
Class A	3.03	–1.07	5.40 (5/29/14)
Class C	2.62	2.90	5.98 (5/29/14)
Class Z	3.15	4.98	7.04 (5/29/14)
Class R6**	3.15	4.98	6.71 (5/25/17)
S&P 500 Index
	11.40	17.91	—
Customized Blend Index
	6.08	9.56	—
Lipper Alternative Long/Short Equity Funds Average
	3.90	5.94	—

*Not annualized

**Formerly known as Class Q shares.

Source: PGIM Investments LLC and Lipper Inc.

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes and the Lipper Average are measured from the closest month-end to the class’ inception date.

8	Visit our website at pgiminvestments.com

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6*
Maximum initial sales charge	5.50% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	None	None

*Formerly known as Class Q.

Benchmark Definitions

Customized Blend Index—The Customized Blend Index (the Index) is a model portfolio consisting of the S&P 500 Index (50%), which is unmanaged and provides a broad indicator of stock price movements, and the FTSE 3-Month Treasury Bill Index** (50%), which is unmanaged and represents monthly return equivalents of yield averages of the last three-month Treasury Bill issues. The average annual total return for the Index measured from the month-end closest to the inception date of the Fund’s Class A, C, and Z shares is 6.42% and 9.26% for Class R6 shares.

S&P 500 Index—The S&P 500 Index is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed. The average annual total return for the Index measured from the month-end closest to the inception date of the Fund’s Class A, C, and Z shares is 12.34% and 17.47% for Class R6 shares.

Lipper Alternative Long/Short Equity Funds Average—The Lipper Alternative Long/Short Equity Funds Average (Lipper Average) is based on an average return of all funds in the Lipper Alternative Long/Short Equity Funds universe for the periods noted. Funds in the Lipper Alternative Long/Short Equity Funds universe employ portfolio strategies combining long holdings of equities with short sales of equity, equity options, or equity index options. The average annual total return for the Average measured from the month-end closest to the inception date of the Fund’s Class A, C, and Z shares is 4.42% and 7.15% for Class R6 shares.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

**Source: London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2018. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” and “FTSE Russell®” are trade mark(s) of

PGIM QMA Long-Short Equity Fund	9

Your Fund’s Performance (continued)

the relevant LSE Group companies and is/are used by any other LSE Group company under license. “TMX®” is a trade mark of TSX, Inc. and used by the LSE Group under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

Presentation of Fund Holdings

Five Largest Holdings—Long Positions* expressed as a percentage of net assets as of 9/30/18 (%)

Alphabet, Inc., Internet Software & Services	1.9
Facebook, Inc., Internet Software & Services	1.8
Adobe Systems, Inc., Software	1.7
Visa, Inc., IT Services	1.7
UnitedHealth Group, Inc., Health Care Providers & Services	1.6

Holdings reflect only long-term investments and are subject to change.

Five Largest Holdings—Short Positions** expressed as a percentage of net assets as of 9/30/18 (%)

Square, Inc., IT Services	(1.6)
DexCom, Inc., Health Care Equipment & Supplies	(1.4)
Workday, Inc., Software	(1.2)
Seattle Genetics, Inc., Biotechnology	(1.1)
Gartner, Inc., IT Services	(1.1)

Five Largest Industries expressed as a percentage of net assets as of 9/30/18 (%)
Health Care Equipment & Supplies	7.1
Software	7.0
Internet Software & Services	5.7
Oil, Gas & Consumable Fuels	5.6
Biotechnology	4.9

Industry weightings reflect only long-term investments and are subject to change.

*A long position is defined as buying shares of stock with the expectation of profiting when the share price appreciates and the shares are sold.

**A short position is defined as borrowing shares of stock and then selling those shares with the expectation of profiting when the share price depreciates and those shares can be bought back at a cheaper price. Short positions in the Fund are expressed as a negative percentage of net assets.

10	Visit our website at pgiminvestments.com

Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended September 30, 2018. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM QMA Long-Short Equity Fund	11

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM QMA Long-Short Equity Fund		Beginning Account Value April 1, 2018	Ending Account Value September 30, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,030.30	2.20%	$11.20
	Hypothetical	$1,000.00	$1,014.04	2.20%	$11.11
Class C	Actual	$1,000.00	$1,026.20	2.95%	$14.98
	Hypothetical	$1,000.00	$1,010.28	2.95%	$14.87
Class Z	Actual	$1,000.00	$1,031.50	1.95%	$9.93
	Hypothetical	$1,000.00	$1,015.29	1.95%	$9.85
Class R6**	Actual	$1,000.00	$1,031.50	1.96%	$9.98
	Hypothetical	$1,000.00	$1,015.24	1.96%	$9.90

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 183 days in the six-month period ended September 30, 2018, and divided by the 365 days in the Fund’s fiscal year ending March 31, 2019 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

**Formerly known as Class Q shares.

12	Visit our website at pgiminvestments.com

Schedule of Investments (unaudited)

as of September 30, 2018

Description	Shares	Value
LONG-TERM INVESTMENTS 98.8%

COMMON STOCKS

Aerospace & Defense 1.2%
Ducommun, Inc.*	3,300	$134,772
Lockheed Martin Corp.	10,900	3,770,964
Moog, Inc. (Class A Stock)	5,700	490,029
Raytheon Co.	8,500	1,756,610
Vectrus, Inc.*	8,100	252,639
Wesco Aircraft Holdings, Inc.*	4,700	52,875

		6,457,889

Auto Components 0.5%
Cooper-Standard Holdings, Inc.*	400	47,992
Tenneco, Inc.	62,300	2,625,322

		2,673,314

Banks 2.5%
Citigroup, Inc.	99,200	7,116,608
First BanCorp. (Puerto Rico)*	21,300	193,830
JPMorgan Chase & Co.	46,300	5,224,492
QCR Holdings, Inc.	2,100	85,785
Synovus Financial Corp.	14,900	682,271

		13,302,986

Beverages 1.3%
PepsiCo, Inc.	63,400	7,088,120

Biotechnology 4.9%
Amgen, Inc.	11,580	2,400,418
BioSpecifics Technologies Corp.*	4,700	274,903
Celgene Corp.*	73,100	6,541,719
Enanta Pharmaceuticals, Inc.*	17,900	1,529,734
Genomic Health, Inc.*	3,400	238,748
Gilead Sciences, Inc.	84,600	6,531,966
Halozyme Therapeutics, Inc.*	17,000	308,890
Incyte Corp.*	23,900	1,651,012
Myriad Genetics, Inc.*	7,600	349,600
United Therapeutics Corp.*	4,700	601,036
Vertex Pharmaceuticals, Inc.*	30,600	5,897,844

		26,325,870

See Notes to Financial Statements.

PGIM QMA Long-Short Equity Fund	13

Schedule of Investments (unaudited) (continued)

as of September 30, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Building Products 1.0%
Armstrong World Industries, Inc.*	5,200	$361,920
Continental Building Products, Inc.*	67,600	2,538,380
NCI Building Systems, Inc.*	76,000	1,151,400
Patrick Industries, Inc.*	12,550	742,960
Universal Forest Products, Inc.	17,100	604,143

		5,398,803

Capital Markets 1.1%
Ameriprise Financial, Inc.	36,300	5,360,058
Evercore, Inc. (Class A Stock)	3,600	361,980

		5,722,038

Chemicals 2.0%
Celanese Corp.	10,000	1,140,000
Chemours Co. (The)	75,700	2,985,608
Huntsman Corp.	32,800	893,144
Koppers Holdings, Inc.*	19,000	591,850
LyondellBasell Industries NV (Class A Stock)	6,600	676,566
Olin Corp.	58,100	1,492,008
Sherwin-Williams Co. (The)	2,300	1,046,983
Trinseo SA	7,200	563,760
Westlake Chemical Corp.	14,900	1,238,339

		10,628,258

Commercial Services & Supplies 0.1%
Quad/Graphics, Inc.	16,300	339,692
Steelcase, Inc. (Class A Stock)	11,600	214,600

		554,292

Communications Equipment 1.6%
CommScope Holding Co., Inc.*	94,000	2,891,440
F5 Networks, Inc.*	22,400	4,467,008
Plantronics, Inc.	19,500	1,175,850

		8,534,298

Construction & Engineering 0.3%
EMCOR Group, Inc.	21,900	1,644,909

Consumer Finance 1.8%
American Express Co.	25,700	2,736,793

See Notes to Financial Statements.

14

Description	Shares	Value
COMMON STOCKS (Continued)

Consumer Finance (cont’d.)
Capital One Financial Corp.	48,800	$4,632,584
Green Dot Corp. (Class A Stock)*	3,400	301,988
Navient Corp.	106,100	1,430,228
OneMain Holdings, Inc.*	16,600	557,926
Santander Consumer USA Holdings, Inc.	8,400	168,336

		9,827,855

Containers & Packaging 0.6%
Greif, Inc. (Class A Stock)	35,000	1,878,100
Owens-Illinois, Inc.*	59,600	1,119,884

		2,997,984

Distributors 0.1%
Core-Mark Holding Co., Inc.	4,900	166,404
LKQ Corp.*	12,200	386,374

		552,778

Diversified Consumer Services 0.9%
Grand Canyon Education, Inc.*	39,200	4,421,760
Service Corp. International	13,400	592,280

		5,014,040

Diversified Telecommunication Services 2.8%
AT&T, Inc.	212,200	7,125,676
Verizon Communications, Inc.(u)	149,800	7,997,822

		15,123,498

Electrical Equipment 0.3%
Atkore International Group, Inc.*	55,500	1,472,415

Electronic Equipment, Instruments & Components 1.6%
Anixter International, Inc.*	5,300	372,590
Arrow Electronics, Inc.*	14,200	1,046,824
CDW Corp.	61,500	5,468,580
Insight Enterprises, Inc.*	3,800	205,542
Jabil, Inc.	13,400	362,872
PC Connection, Inc.	7,700	299,453

See Notes to Financial Statements.

PGIM QMA Long-Short Equity Fund	15

Schedule of Investments (unaudited) (continued)

as of September 30, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Electronic Equipment, Instruments & Components (cont’d.)
SYNNEX Corp.	10,600	$897,820
Tech Data Corp.*	2,900	207,553

		8,861,234

Energy Equipment & Services 0.8%
Archrock, Inc.	178,700	2,180,140
Mammoth Energy Services, Inc.	5,000	145,500
Superior Energy Services, Inc.*	215,000	2,094,100

		4,419,740

Equity Real Estate Investment Trusts (REITs) 2.7%
Brixmor Property Group, Inc.	29,600	518,296
Chesapeake Lodging Trust	13,100	420,117
CoreCivic, Inc.	28,700	698,271
DiamondRock Hospitality Co.	25,600	298,752
Franklin Street Properties Corp.	68,400	546,516
Gaming & Leisure Properties, Inc.	26,700	941,175
GEO Group, Inc. (The)	106,200	2,671,992
InfraREIT, Inc.	9,000	190,350
Park Hotels & Resorts, Inc.	21,400	702,348
Ryman Hospitality Properties, Inc.	33,700	2,903,929
Spirit MTA REIT	13,250	152,640
Spirit Realty Capital, Inc.	132,500	1,067,950
VEREIT, Inc.	161,500	1,172,490
WP Carey, Inc.	12,400	797,444
Xenia Hotels & Resorts, Inc.	68,800	1,630,560

		14,712,830

Food & Staples Retailing 0.2%
Kroger Co. (The)	41,200	1,199,332

Food Products 1.0%
Archer-Daniels-Midland Co.	86,900	4,368,463
Tyson Foods, Inc. (Class A Stock)	17,300	1,029,869

		5,398,332

Gas Utilities 0.6%
UGI Corp.	55,000	3,051,400

Health Care Equipment & Supplies 7.1%
Abbott Laboratories	31,100	2,281,496

See Notes to Financial Statements.

16

Description	Shares	Value
COMMON STOCKS (Continued)

Health Care Equipment & Supplies (cont’d.)
Align Technology, Inc.*(u)	20,800	$8,137,376
Baxter International, Inc.	31,800	2,451,462
Danaher Corp.	41,000	4,455,060
DENTSPLY SIRONA, Inc.	71,500	2,698,410
Edwards Lifesciences Corp.*	19,100	3,325,310
Hill-Rom Holdings, Inc.	9,200	868,480
IDEXX Laboratories, Inc.*	23,200	5,792,112
Inogen, Inc.*	3,800	927,656
Masimo Corp.*	40,200	5,006,508
West Pharmaceutical Services, Inc.	3,500	432,145
Zimmer Biomet Holdings, Inc.	15,300	2,011,491

		38,387,506

Health Care Providers & Services 4.0%
Anthem, Inc.	7,600	2,082,780
Express Scripts Holding Co.*	61,400	5,833,614
Magellan Health, Inc.*	7,200	518,760
MEDNAX, Inc.*	3,200	149,312
Tenet Healthcare Corp.*	55,000	1,565,300
UnitedHealth Group, Inc.(u)	31,400	8,353,656
WellCare Health Plans, Inc.*	9,300	2,980,557

		21,483,979

Health Care Technology 0.6%
athenahealth, Inc.*	4,700	627,920
Cerner Corp.*	8,000	515,280
HealthStream, Inc.	15,100	468,251
Veeva Systems, Inc. (Class A Stock)*	12,900	1,404,423

		3,015,874

Hotels, Restaurants & Leisure 1.1%
Bloomin’ Brands, Inc.	58,400	1,155,736
Churchill Downs, Inc.	800	222,160
Extended Stay America, Inc., UTS	89,000	1,800,470
Hilton Grand Vacations, Inc.*	38,300	1,267,730
Las Vegas Sands Corp.	19,500	1,156,935
Ruth’s Hospitality Group, Inc.	6,100	192,455

		5,795,486

Household Durables 0.8%
Cavco Industries, Inc.*	2,400	607,200

See Notes to Financial Statements.

PGIM QMA Long-Short Equity Fund	17

Schedule of Investments (unaudited) (continued)

as of September 30, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Household Durables (cont’d.)
Meritage Homes Corp.*	41,900	$1,671,810
NVR, Inc.*	840	2,075,472

		4,354,482

Independent Power & Renewable Electricity Producers 1.9%
AES Corp.	263,000	3,682,000
NRG Energy, Inc.	167,300	6,257,020

		9,939,020

Industrial Conglomerates 1.3%
Honeywell International, Inc.	42,700	7,105,280

Insurance 0.7%
American Equity Investment Life Holding Co.	9,700	342,992
First American Financial Corp.	10,300	531,377
Hanover Insurance Group, Inc. (The)	3,300	407,121
MetLife, Inc.	52,500	2,452,800

		3,734,290

Internet & Direct Marketing Retail 0.5%
1-800-Flowers.com, Inc. (Class A Stock)*	50,500	595,900
Nutrisystem, Inc.	37,200	1,378,260
Qurate Retail, Inc.*	36,200	804,002

		2,778,162

Internet Software & Services 5.7%
Akamai Technologies, Inc.*	20,100	1,470,315
Alphabet, Inc. (Class A Stock)*	2,900	3,500,532
Alphabet, Inc. (Class C Stock)*(u)	8,362	9,979,796
Blucora, Inc.*	21,700	873,425
Envestnet, Inc.*	7,900	481,505
Facebook, Inc. (Class A Stock)*(u)	58,900	9,686,694
VeriSign, Inc.*	25,800	4,131,096
XO Group, Inc.*	20,200	696,496

		30,819,859

IT Services 4.1%
Automatic Data Processing, Inc.	2,200	331,452
Booz Allen Hamilton Holding Corp.	19,300	957,859
CACI International, Inc. (Class A Stock)*	7,700	1,417,955

See Notes to Financial Statements.

18

Description	Shares	Value
COMMON STOCKS (Continued)

IT Services (cont’d.)
Cognizant Technology Solutions Corp. (Class A Stock)	66,900	$5,161,335
DXC Technology Co.	25,700	2,403,464
ExlService Holdings, Inc.*	5,500	364,100
Hackett Group, Inc. (The)	11,300	227,695
Leidos Holdings, Inc.	19,200	1,327,872
MAXIMUS, Inc.	3,600	234,216
Travelport Worldwide Ltd.	41,500	700,105
Visa, Inc. (Class A Stock)(u)	60,500	9,080,445

		22,206,498

Leisure Products 0.2%
Vista Outdoor, Inc.*	46,300	828,307

Life Sciences Tools & Services 2.7%
Bruker Corp.	47,300	1,582,185
Illumina, Inc.*	19,800	7,267,788
Medpace Holdings, Inc.*	14,600	874,686
Thermo Fisher Scientific, Inc.	18,500	4,515,480

		14,240,139

Machinery 3.4%
Caterpillar, Inc.	40,200	6,130,098
Cummins, Inc.	32,900	4,805,703
Global Brass & Copper Holdings, Inc.	16,000	590,400
Harsco Corp.*	19,200	548,160
Milacron Holdings Corp.*	30,800	623,700
Oshkosh Corp.	35,300	2,514,772
SPX Corp.*	31,400	1,045,934
Timken Co. (The)	7,800	388,830
Wabash National Corp.	74,900	1,365,427

		18,013,024

Media 0.7%
News Corp. (Class A Stock)	32,300	426,037
TEGNA, Inc.	23,300	278,668
Tribune Media Co. (Class A Stock)	78,900	3,032,127

		3,736,832

Metals & Mining 2.3%
Alcoa Corp.*	16,100	650,440
Freeport-McMoRan, Inc.	388,100	5,402,352

See Notes to Financial Statements.

PGIM QMA Long-Short Equity Fund	19

Schedule of Investments (unaudited) (continued)

as of September 30, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Metals & Mining (cont’d.)
Reliance Steel & Aluminum Co.	5,100	$434,979
Southern Copper Corp. (Peru)	54,000	2,329,560
Steel Dynamics, Inc.	79,500	3,592,605
Worthington Industries, Inc.	2,300	99,728

		12,509,664

Mortgage Real Estate Investment Trusts (REITs) 0.1%
Ladder Capital Corp.	29,500	499,730
Western Asset Mortgage Capital Corp.	11,000	110,220

		609,950

Multiline Retail 2.0%
Kohl’s Corp.	85,500	6,374,025
Macy’s, Inc.	120,000	4,167,600

		10,541,625

Multi-Utilities 0.5%
MDU Resources Group, Inc.	112,600	2,892,694

Oil, Gas & Consumable Fuels 5.6%
Anadarko Petroleum Corp.	91,100	6,141,051
Cheniere Energy, Inc.*	53,600	3,724,664
ConocoPhillips	93,700	7,252,380
Continental Resources, Inc.*	79,900	5,455,572
HollyFrontier Corp.	15,100	1,055,490
Kosmos Energy Ltd. (Ghana)*	28,300	264,605
Laredo Petroleum, Inc.*	224,300	1,832,531
Phillips 66	23,900	2,694,008
Valero Energy Corp.	15,100	1,717,625

		30,137,926

Personal Products 0.7%
Avon Products, Inc. (United Kingdom)*	8,200	18,040
Herbalife Nutrition Ltd.*	22,400	1,221,920
Nu Skin Enterprises, Inc. (Class A Stock)	5,700	469,794
USANA Health Sciences, Inc.*	16,900	2,037,295

		3,747,049

Pharmaceuticals 1.6%
Allergan PLC	400	76,192

See Notes to Financial Statements.

20

Description	Shares	Value
COMMON STOCKS (Continued)

Pharmaceuticals (cont’d.)
Horizon Pharma PLC*	21,300	$417,054
Mallinckrodt PLC*	50,700	1,486,017
Mylan NV*	44,000	1,610,400
Zoetis, Inc.	52,800	4,834,368

		8,424,031

Professional Services 1.2%
Insperity, Inc.	53,500	6,310,325

Real Estate Management & Development 0.7%
CBRE Group, Inc. (Class A Stock)*	79,000	3,483,900
Marcus & Millichap, Inc.*	8,500	295,035
RMR Group, Inc. (The) (Class A Stock)	2,500	232,000

		4,010,935

Road & Rail 1.3%
CSX Corp.	81,400	6,027,670
Old Dominion Freight Line, Inc.	6,000	967,560

		6,995,230

Semiconductors & Semiconductor Equipment 3.2%
Advanced Energy Industries, Inc.*	5,600	289,240
Amkor Technology, Inc.*	14,100	104,199
Cabot Microelectronics Corp.	1,500	154,755
Entegris, Inc.	5,900	170,805
Intel Corp.	160,000	7,566,400
MKS Instruments, Inc.	28,800	2,308,320
NVE Corp.	1,900	201,172
NVIDIA Corp.	20,400	5,732,808
ON Semiconductor Corp.*	14,200	261,706
SMART Global Holdings, Inc.*	18,200	523,068

		17,312,473

Software 7.0%
Activision Blizzard, Inc.	69,200	5,756,748
Adobe Systems, Inc.*(u)	34,000	9,178,300
Dell Technologies, Inc. (Class V Stock)*	67,200	6,526,464
Fortinet, Inc.*	54,700	5,047,169
Intuit, Inc.	30,100	6,844,740
Microsoft Corp.	6,200	709,094

See Notes to Financial Statements.

PGIM QMA Long-Short Equity Fund	21

Schedule of Investments (unaudited) (continued)

as of September 30, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Software (cont’d.)
Progress Software Corp.	8,200	$289,378
Synopsys, Inc.*	34,300	3,382,323

		37,734,216

Specialty Retail 2.5%
Advance Auto Parts, Inc.	8,500	1,430,805
Asbury Automotive Group, Inc.*	19,600	1,347,500
AutoNation, Inc.*	9,800	407,190
Burlington Stores, Inc.*	31,800	5,180,856
Dick’s Sporting Goods, Inc.	59,800	2,121,704
Foot Locker, Inc.	34,100	1,738,418
Gap, Inc. (The)	38,400	1,107,840
J. Jill, Inc.*	45,900	283,662

		13,617,975

Technology Hardware, Storage & Peripherals 2.7%
Apple, Inc.	15,100	3,408,674
Hewlett Packard Enterprise Co.	341,100	5,563,341
HP, Inc.	174,800	4,504,596
Western Digital Corp.	19,900	1,164,946

		14,641,557

Textiles, Apparel & Luxury Goods 1.4%
Carter’s, Inc.	10,600	1,045,160
Lululemon Athletica, Inc.*	38,000	6,174,620
Wolverine World Wide, Inc.	11,900	464,695

		7,684,475

Thrifts & Mortgage Finance 0.7%
Radian Group, Inc.	169,200	3,497,364

Trading Companies & Distributors 0.4%
BMC Stock Holdings, Inc.*	48,400	902,660
Veritiv Corp.*	6,800	247,520
WESCO International, Inc.*	14,800	909,460

		2,059,640

Transportation Infrastructure 0.1%
Macquarie Infrastructure Corp.	9,900	456,687

See Notes to Financial Statements.

22

Description	Interest Rate	Maturity Date	Shares	Value
COMMON STOCKS (Continued)

Wireless Telecommunication Services 0.1%
Shenandoah Telecommunications Co.			6,800	$263,500
Telephone & Data Systems, Inc.			8,700	264,741

				528,241

TOTAL LONG-TERM INVESTMENTS (cost $438,632,175)				531,113,010

SHORT-TERM INVESTMENTS 0.2%

AFFILIATED MUTUAL FUND 0.1%
PGIM Core Ultra Short Bond Fund (cost $427,350)(w)			427,350	427,350

			Principal Amount (000)#
U.S. TREASURY OBLIGATION(k)(n) 0.1%
U.S. Treasury Bills (cost $497,636)	2.139%	12/20/18	500	497,635

TOTAL SHORT-TERM INVESTMENTS (cost $924,986)				924,985

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT (cost $439,557,161)				532,037,995

			Shares
SECURITIES SOLD SHORT (54.1)%

COMMON STOCKS

Aerospace & Defense (0.7)%
Axon Enterprise, Inc.*			18,700	(1,279,641)
Kratos Defense & Security Solutions, Inc.*			12,000	(177,360)
Mercury Systems, Inc.*			38,600	(2,135,352)

				(3,592,353)

Airlines (0.2)%
Allegiant Travel Co.			5,500	(697,400)
Spirit Airlines, Inc.*			12,900	(605,913)

				(1,303,313)

See Notes to Financial Statements.

PGIM QMA Long-Short Equity Fund	23

Schedule of Investments (unaudited) (continued)

as of September 30, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Auto Components (0.3)%
Cooper Tire & Rubber Co.	8,100	$(229,230)
LCI Industries	2,700	(223,560)
Motorcar Parts of America, Inc.*	9,300	(218,085)
Visteon Corp.*	10,800	(1,003,320)

		(1,674,195)

Banks (1.1)%
Bank of Hawaii Corp.	2,800	(220,948)
CenterState Bank Corp.	6,600	(185,130)
Community Bank System, Inc.	7,000	(427,490)
CVB Financial Corp.	27,200	(607,104)
First Horizon National Corp.	30,400	(524,704)
First Republic Bank	33,700	(3,235,200)
Glacier Bancorp, Inc.	10,600	(456,754)

		(5,657,330)

Beverages (0.1)%
MGP Ingredients, Inc.	3,600	(284,328)

Biotechnology (5.6)%
Alder Biopharmaceuticals, Inc.*	32,900	(547,785)
Array BioPharma, Inc.*	105,100	(1,597,520)
Atara Biotherapeutics, Inc.*	16,600	(686,410)
BioCryst Pharmaceuticals, Inc.*	52,300	(399,049)
BioMarin Pharmaceutical, Inc.*	12,600	(1,221,822)
Clovis Oncology, Inc.*	43,800	(1,286,406)
Exact Sciences Corp.*	69,300	(5,469,156)
Heron Therapeutics, Inc.*	30,100	(952,665)
ImmunoGen, Inc.*	97,700	(925,219)
Immunomedics, Inc.*	19,600	(408,268)
Insmed, Inc.*	14,100	(285,102)
Intellia Therapeutics, Inc.*	7,300	(208,926)
Ironwood Pharmaceuticals, Inc.*	60,500	(1,116,830)
Portola Pharmaceuticals, Inc.*	54,600	(1,453,998)
Radius Health, Inc.*	11,000	(195,800)
Sangamo Therapeutics, Inc.*	25,800	(437,310)
Sarepta Therapeutics, Inc.*	35,300	(5,701,303)
Seattle Genetics, Inc.*	74,600	(5,753,152)
Spark Therapeutics, Inc.*	26,100	(1,423,755)
Verastem, Inc.*	23,400	(169,650)

		(30,240,126)

See Notes to Financial Statements.

24

Description	Shares	Value
COMMON STOCKS (Continued)

Building Products (1.3)%
AAON, Inc.	26,100	$(986,580)
Allegion PLC	17,700	(1,603,089)
American Woodmark Corp.*	2,800	(219,660)
JELD-WEN Holding, Inc.*	25,400	(626,364)
Lennox International, Inc.	5,800	(1,266,720)
Owens Corning	45,700	(2,480,139)

		(7,182,552)

Capital Markets (1.6)%
CME Group, Inc.	27,900	(4,748,859)
FactSet Research Systems, Inc.	7,100	(1,588,341)
Hamilton Lane, Inc. (Class A Stock)	20,900	(925,452)
MarketAxess Holdings, Inc.	5,800	(1,035,242)
Virtu Financial, Inc. (Class A Stock)	9,500	(194,275)

		(8,492,169)

Chemicals (1.8)%
DowDuPont, Inc.	39,300	(2,527,383)
International Flavors & Fragrances, Inc.	20,000	(2,782,400)
Rayonier Advanced Materials, Inc.	41,600	(766,688)
RPM International, Inc.	28,900	(1,876,766)
Sensient Technologies Corp.	21,200	(1,622,012)

		(9,575,249)

Commercial Services & Supplies (0.8)%
ABM Industries, Inc.	53,700	(1,731,825)
Healthcare Services Group, Inc.	59,100	(2,400,642)

		(4,132,467)

Communications Equipment (0.5)%
CalAmp Corp.*	9,100	(218,036)
ViaSat, Inc.*	34,400	(2,199,880)

		(2,417,916)

Construction & Engineering (0.1)%
Dycom Industries, Inc.*	5,800	(490,680)

Construction Materials (0.7)%
Martin Marietta Materials, Inc.	21,600	(3,930,120)

See Notes to Financial Statements.

PGIM QMA Long-Short Equity Fund	25

Schedule of Investments (unaudited) (continued)

as of September 30, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Containers & Packaging (0.8)%
Ball Corp.	22,600	$(994,174)
Graphic Packaging Holding Co.	251,800	(3,527,718)

		(4,521,892)

Diversified Consumer Services (0.1)%
H&R Block, Inc.	27,400	(705,550)

Diversified Telecommunication Services (0.1)%
Iridium Communications, Inc.*	11,400	(256,500)

Electric Utilities (0.4)%
Alliant Energy Corp.	38,300	(1,630,431)
El Paso Electric Co.	3,000	(171,600)
Evergy, Inc.	9,210	(505,813)

		(2,307,844)

Electronic Equipment, Instruments & Components (1.0)%
Cognex Corp.	17,900	(999,178)
Coherent, Inc.*	20,000	(3,443,800)
Electro Scientific Industries, Inc.*	9,500	(165,775)
Fitbit, Inc. (Class A Stock)*	143,200	(766,120)
Rogers Corp.*	1,200	(176,784)

		(5,551,657)

Energy Equipment & Services (1.4)%
Baker Hughes a GE Co.	164,100	(5,551,503)
Cactus, Inc. (Class A Stock)*	4,900	(187,572)
Dril-Quip, Inc.*	5,700	(297,825)
NCS Multistage Holdings, Inc.*	10,300	(170,053)
Oil States International, Inc.*	5,600	(185,920)
US Silica Holdings, Inc.	47,400	(892,542)

		(7,285,415)

Equity Real Estate Investment Trusts (REITs) (2.9)%
Alexandria Real Estate Equities, Inc.	23,800	(2,993,802)
CoreSite Realty Corp.	7,200	(800,208)
CubeSmart	15,100	(430,803)
CyrusOne, Inc.	48,300	(3,062,220)
Healthcare Realty Trust, Inc.	24,300	(711,018)
Macerich Co. (The)	13,900	(768,531)

See Notes to Financial Statements.

26

Description	Shares	Value
COMMON STOCKS (Continued)

Equity Real Estate Investment Trusts (REITs) (cont’d.)
National Retail Properties, Inc.	44,300	$(1,985,526)
Public Storage	15,000	(3,024,450)
Retail Opportunity Investments Corp.	29,100	(543,297)
Tanger Factory Outlet Centers, Inc.	28,900	(661,232)
UDR, Inc.	11,200	(452,816)

		(15,433,903)

Food Products (0.2)%
Hormel Foods Corp.	5,300	(208,820)
Post Holdings, Inc.*	8,100	(794,124)

		(1,002,944)

Health Care Equipment & Supplies (3.8)%
AxoGen, Inc.*	16,300	(600,655)
Cooper Cos., Inc. (The)	7,600	(2,106,340)
DexCom, Inc.*	53,300	(7,624,032)
GenMark Diagnostics, Inc.*	35,600	(261,660)
Heska Corp.*	5,600	(634,536)
Insulet Corp.*	6,800	(720,460)
iRhythm Technologies, Inc.*	16,000	(1,514,560)
Nevro Corp.*	24,200	(1,379,400)
Novocure Ltd.*	8,900	(466,360)
NuVasive, Inc.*	36,200	(2,569,476)
Quidel Corp.*	13,600	(886,312)
Tactile Systems Technology, Inc.*	3,000	(213,150)
Wright Medical Group NV*	41,000	(1,189,820)

		(20,166,761)

Health Care Providers & Services (0.6)%
BioTelemetry, Inc.*	18,000	(1,160,100)
Cross Country Healthcare, Inc.*	17,900	(156,267)
Diplomat Pharmacy, Inc.*	25,700	(498,837)
Premier, Inc. (Class A Stock)*	16,200	(741,636)
Tivity Health, Inc.*	25,600	(823,040)

		(3,379,880)

Health Care Technology (1.4)%
Allscripts Healthcare Solutions, Inc.*	21,300	(303,525)
Evolent Health, Inc. (Class A Stock)*	10,300	(292,520)
Medidata Solutions, Inc.*	47,500	(3,482,225)
Tabula Rasa HealthCare, Inc.*	4,100	(332,879)

See Notes to Financial Statements.

PGIM QMA Long-Short Equity Fund	27

Schedule of Investments (unaudited) (continued)

as of September 30, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Health Care Technology (cont’d.)
Teladoc Health, Inc.*	33,600	$(2,901,360)
Vocera Communications, Inc.*	12,700	(464,566)

		(7,777,075)

Hotels, Restaurants & Leisure (2.4)%
Caesars Entertainment Corp.*	409,100	(4,193,275)
Planet Fitness, Inc. (Class A Stock)*	60,300	(3,258,009)
Starbucks Corp.	85,000	(4,831,400)
Wingstop, Inc.	9,900	(675,873)

		(12,958,557)

Household Durables (1.7)%
Garmin Ltd.	6,800	(476,340)
Installed Building Products, Inc.*	5,700	(222,300)
Leggett & Platt, Inc.	41,900	(1,834,801)
Mohawk Industries, Inc.*	8,200	(1,437,870)
Roku, Inc.*	55,100	(4,023,953)
Tempur Sealy International, Inc.*	13,900	(735,310)
Universal Electronics, Inc.*	11,300	(444,655)

		(9,175,229)

Household Products (0.1)%
WD-40 Co.	3,700	(636,770)

Independent Power & Renewable Electricity Producers (0.3)%
Pattern Energy Group, Inc. (Class A Stock)	78,700	(1,563,769)

Insurance (0.3)%
Cincinnati Financial Corp.	6,100	(468,541)
eHealth, Inc.*	6,400	(180,864)
Markel Corp.*	600	(713,094)

		(1,362,499)

Internet & Direct Marketing Retail (0.3)%
Wayfair, Inc. (Class A Stock)*	10,500	(1,550,535)

Internet Software & Services (1.8)%
2U, Inc.*	24,600	(1,849,674)
Alteryx, Inc. (Class A Stock)*	24,100	(1,378,761)
Benefitfocus, Inc.*	17,900	(724,055)

See Notes to Financial Statements.

28

Description	Shares	Value
COMMON STOCKS (Continued)

Internet Software & Services (cont’d.)
Box, Inc. (Class A Stock)*	118,200	$(2,826,162)
Etsy, Inc.*	33,700	(1,731,506)
Instructure, Inc.*	6,400	(226,560)
Okta, Inc.*	6,100	(429,196)
Q2 Holdings, Inc.*	3,900	(236,145)

		(9,402,059)

IT Services (4.1)%
Gartner, Inc.*	36,000	(5,706,000)
Global Payments, Inc.	12,300	(1,567,020)
Perspecta, Inc.	20,700	(532,404)
Square, Inc. (Class A Stock)*	84,800	(8,396,048)
Teradata Corp.*	10,300	(388,413)
Worldpay, Inc. (Class A Stock)*	55,500	(5,620,485)

		(22,210,370)

Leisure Products (0.2)%
Hasbro, Inc.	8,100	(851,472)

Life Sciences Tools & Services (0.3)%
Syneos Health, Inc.*	32,300	(1,665,065)

Machinery (0.8)%
Chart Industries, Inc.*	24,800	(1,942,584)
CIRCOR International, Inc.	10,400	(494,000)
Graco, Inc.	6,700	(310,478)
John Bean Technologies Corp.	7,200	(858,960)
Sun Hydraulics Corp.	16,300	(892,914)

		(4,498,936)

Marine (0.1)%
Kirby Corp.*	9,300	(764,925)

Media (0.6)%
GCI Liberty, Inc. (Class A Stock)*	40,080	(2,044,080)
New York Times Co. (The) (Class A Stock)	46,900	(1,085,735)

		(3,129,815)

Metals & Mining (0.3)%
Allegheny Technologies, Inc.*	34,300	(1,013,565)

See Notes to Financial Statements.

PGIM QMA Long-Short Equity Fund	29

Schedule of Investments (unaudited) (continued)

as of September 30, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Metals & Mining (cont’d.)
Coeur Mining, Inc.*	29,500	$(157,235)
Haynes International, Inc.	6,900	(244,950)

		(1,415,750)

Mortgage Real Estate Investment Trusts (REITs) (0.0)%
Apollo Commercial Real Estate Finance, Inc.	12,100	(228,327)

Multiline Retail (0.1)%
Dollar Tree, Inc.*	8,100	(660,555)

Multi-Utilities (0.9)%
Sempra Energy	43,300	(4,925,375)

Oil, Gas & Consumable Fuels (3.5)%
Callon Petroleum Co.*	133,200	(1,597,068)
Centennial Resource Development, Inc. (Class A Stock)*	50,700	(1,107,795)
EQT Corp.	110,900	(4,905,107)
Green Plains, Inc.	26,500	(455,800)
Matador Resources Co.*	17,500	(578,375)
Parsley Energy, Inc. (Class A Stock)*	184,800	(5,405,400)
PDC Energy, Inc.*	52,900	(2,589,984)
SemGroup Corp. (Class A Stock)	21,700	(478,485)
SRC Energy, Inc.*	105,700	(939,673)
W&T Offshore, Inc.*	79,800	(769,272)

		(18,826,959)

Pharmaceuticals (0.3)%
Aerie Pharmaceuticals, Inc.*	14,000	(861,700)
Amneal Pharmaceuticals, Inc.*	13,100	(290,689)
Medicines Co. (The)*	8,200	(245,262)
Reata Pharmaceuticals, Inc. (Class A Stock)*	2,900	(237,104)

		(1,634,755)

Professional Services (0.5)%
IHS Markit Ltd.*	26,600	(1,435,336)
WageWorks, Inc.*	25,800	(1,102,950)

		(2,538,286)

See Notes to Financial Statements.

30

Description	Shares	Value
COMMON STOCKS (Continued)

Road & Rail (0.5)%
AMERCO	1,400	$(499,310)
Knight-Swift Transportation Holdings, Inc.	65,600	(2,261,888)

		(2,761,198)

Semiconductors & Semiconductor Equipment (2.1)%
Ambarella, Inc.*	17,900	(692,372)
Cree, Inc.*	46,300	(1,753,381)
Ichor Holdings Ltd.*	22,500	(459,450)
Inphi Corp.*	33,500	(1,272,330)
MACOM Technology Solutions Holdings, Inc.*	42,000	(865,200)
MaxLinear, Inc.*	43,300	(860,804)
Microchip Technology, Inc.	63,100	(4,979,221)
PDF Solutions, Inc.*	25,600	(231,168)
Veeco Instruments, Inc.*	33,800	(346,450)

		(11,460,376)

Software (3.8)%
Blackline, Inc.*	34,100	(1,925,627)
Ebix, Inc.	2,100	(166,215)
Everbridge, Inc.*	11,300	(651,332)
Guidewire Software, Inc.*	6,000	(606,060)
Pegasystems, Inc.	6,000	(375,600)
Proofpoint, Inc.*	26,400	(2,807,112)
PROS Holdings, Inc.*	13,200	(462,264)
ServiceNow, Inc.*	29,100	(5,692,833)
Tableau Software, Inc. (Class A Stock)*	11,300	(1,262,662)
Workday, Inc. (Class A Stock)*	43,700	(6,379,326)

		(20,329,031)

Specialty Retail (1.1)%
At Home Group, Inc.*	27,500	(867,075)
Children’s Place, Inc. (The)	12,000	(1,533,600)
Floor & Decor Holdings, Inc. (Class A Stock)*	38,400	(1,158,528)
Lumber Liquidators Holdings, Inc.*	22,500	(348,525)
RH*	13,700	(1,794,837)

		(5,702,565)

See Notes to Financial Statements.

PGIM QMA Long-Short Equity Fund	31

Schedule of Investments (unaudited) (continued)

as of September 30, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Technology Hardware, Storage & Peripherals (0.1)%
Cray, Inc.*	20,500	$(440,750)
USA Technologies, Inc.*	47,400	(341,280)

		(782,030)

Trading Companies & Distributors (0.4)%
SiteOne Landscape Supply, Inc.*	15,100	(1,137,634)
Watsco, Inc.	5,800	(1,032,980)

		(2,170,614)

Wireless Telecommunication Services (0.0)%
Boingo Wireless, Inc.*	5,100	(177,990)

TOTAL SECURITIES SOLD SHORT (proceeds received $257,172,604)		(290,746,031)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT 44.9% (cost $182,384,557)		241,291,964
Other assets in excess of liabilities(z) 55.1%		296,511,651

NET ASSETS 100.0%		$537,803,615

The following abbreviations are used in the semiannual report:

REITs—Real Estate Investment Trusts

UTS—Unit Trust Security

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(u)	Represents security, or a portion thereof, segregated as collateral for short sales.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at September 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Long Position:
29	S&P 500 E-Mini Index	Dec. 2018	$4,232,550	$33,049

See Notes to Financial Statements.

32

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Goldman Sachs & Co	$—	$497,635

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$6,457,889	$—	$—
Auto Components	2,673,314	—	—
Banks	13,302,986	—	—
Beverages	7,088,120	—	—
Biotechnology	26,325,870	—	—
Building Products	5,398,803	—	—
Capital Markets	5,722,038	—	—
Chemicals	10,628,258	—	—
Commercial Services & Supplies	554,292	—	—
Communications Equipment	8,534,298	—	—
Construction & Engineering	1,644,909	—	—
Consumer Finance	9,827,855	—	—
Containers & Packaging	2,997,984	—	—
Distributors	552,778	—	—
Diversified Consumer Services	5,014,040	—	—
Diversified Telecommunication Services	15,123,498	—	—
Electrical Equipment	1,472,415	—	—
Electronic Equipment, Instruments & Components	8,861,234	—	—
Energy Equipment & Services	4,419,740	—	—
Equity Real Estate Investment Trusts (REITs)	14,712,830	—	—
Food & Staples Retailing	1,199,332	—	—
Food Products	5,398,332	—	—
Gas Utilities	3,051,400	—	—
Health Care Equipment & Supplies	38,387,506	—	—
Health Care Providers & Services	21,483,979	—	—

See Notes to Financial Statements.

PGIM QMA Long-Short Equity Fund	33

Schedule of Investments (unaudited) (continued)

as of September 30, 2018

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Health Care Technology	$3,015,874	$—	$—
Hotels, Restaurants & Leisure	5,795,486	—	—
Household Durables	4,354,482	—	—
Independent Power & Renewable Electricity Producers	9,939,020	—	—
Industrial Conglomerates	7,105,280	—	—
Insurance	3,734,290	—	—
Internet & Direct Marketing Retail	2,778,162	—	—
Internet Software & Services	30,819,859	—	—
IT Services	22,206,498	—	—
Leisure Products	828,307	—	—
Life Sciences Tools & Services	14,240,139	—	—
Machinery	18,013,024	—	—
Media	3,736,832	—	—
Metals & Mining	12,509,664	—	—
Mortgage Real Estate Investment Trusts (REITs)	609,950	—	—
Multiline Retail	10,541,625	—	—
Multi-Utilities	2,892,694	—	—
Oil, Gas & Consumable Fuels	30,137,926	—	—
Personal Products	3,747,049	—	—
Pharmaceuticals	8,424,031	—	—
Professional Services	6,310,325	—	—
Real Estate Management & Development	4,010,935	—	—
Road & Rail	6,995,230	—	—
Semiconductors & Semiconductor Equipment	17,312,473	—	—
Software	37,734,216	—	—
Specialty Retail	13,617,975	—	—
Technology Hardware, Storage & Peripherals	14,641,557	—	—
Textiles, Apparel & Luxury Goods	7,684,475	—	—
Thrifts & Mortgage Finance	3,497,364	—	—
Trading Companies & Distributors	2,059,640	—	—
Transportation Infrastructure	456,687	—	—
Wireless Telecommunication Services	528,241	—	—
Affiliated Mutual Fund	427,350	—	—
U.S. Treasury Obligation	—	497,635	—
Common Stocks—Short
Aerospace & Defense	(3,592,353)	—	—
Airlines	(1,303,313)	—	—
Auto Components	(1,674,195)	—	—
Banks	(5,657,330)	—	—
Beverages	(284,328)	—	—
Biotechnology	(30,240,126)	—	—
Building Products	(7,182,552)	—	—
Capital Markets	(8,492,169)	—	—
Chemicals	(9,575,249)	—	—
Commercial Services & Supplies	(4,132,467)	—	—
Communications Equipment	(2,417,916)	—	—
Construction & Engineering	(490,680)	—	—

See Notes to Financial Statements.

34

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks—Short (continued)
Construction Materials	$(3,930,120)	$—	$—
Containers & Packaging	(4,521,892)	—	—
Diversified Consumer Services	(705,550)	—	—
Diversified Telecommunication Services	(256,500)	—	—
Electric Utilities	(2,307,844)	—	—
Electronic Equipment, Instruments & Components	(5,551,657)	—	—
Energy Equipment & Services	(7,285,415)	—	—
Equity Real Estate Investment Trusts (REITs)	(15,433,903)	—	—
Food Products	(1,002,944)	—	—
Health Care Equipment & Supplies	(20,166,761)	—	—
Health Care Providers & Services	(3,379,880)	—	—
Health Care Technology	(7,777,075)	—	—
Hotels, Restaurants & Leisure	(12,958,557)	—	—
Household Durables	(9,175,229)	—	—
Household Products	(636,770)	—	—
Independent Power & Renewable Electricity Producers	(1,563,769)	—	—
Insurance	(1,362,499)	—	—
Internet & Direct Marketing Retail	(1,550,535)	—	—
Internet Software & Services	(9,402,059)	—	—
IT Services	(22,210,370)	—	—
Leisure Products	(851,472)	—	—
Life Sciences Tools & Services	(1,665,065)	—	—
Machinery	(4,498,936)	—	—
Marine	(764,925)	—	—
Media	(3,129,815)	—	—
Metals & Mining	(1,415,750)	—	—
Mortgage Real Estate Investment Trusts (REITs)	(228,327)	—	—
Multiline Retail	(660,555)	—	—
Multi-Utilities	(4,925,375)	—	—
Oil, Gas & Consumable Fuels	(18,826,959)	—	—
Pharmaceuticals	(1,634,755)	—	—
Professional Services	(2,538,286)	—	—
Road & Rail	(2,761,198)	—	—
Semiconductors & Semiconductor Equipment	(11,460,376)	—	—
Software	(20,329,031)	—	—
Specialty Retail	(5,702,565)	—	—
Technology Hardware, Storage & Peripherals	(782,030)	—	—
Trading Companies & Distributors	(2,170,614)	—	—
Wireless Telecommunication Services	(177,990)	—	—
Other Financial Instruments*
Futures Contracts	33,049	—	—

Total	$240,827,378	$497,635	$—

See Notes to Financial Statements.

PGIM QMA Long-Short Equity Fund	35

Schedule of Investments (unaudited) (continued)

as of September 30, 2018

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of September 30, 2018 were as follows:

Health Care Equipment & Supplies	7.1%
Software	7.0
Internet Software & Services	5.7
Oil, Gas & Consumable Fuels	5.6
Biotechnology	4.9
IT Services	4.1
Health Care Providers & Services	4.0
Machinery	3.4
Semiconductors & Semiconductor Equipment	3.2
Diversified Telecommunication Services	2.8
Equity Real Estate Investment Trusts (REITs)	2.7
Life Sciences Tools & Services	2.7
Technology Hardware, Storage & Peripherals	2.7
Banks	2.5
Specialty Retail	2.5
Metals & Mining	2.3
Multiline Retail	2.0
Chemicals	2.0
Independent Power & Renewable Electricity Producers	1.9
Consumer Finance	1.8
Electronic Equipment, Instruments & Components	1.6
Communications Equipment	1.6
Pharmaceuticals	1.6
Textiles, Apparel & Luxury Goods	1.4
Beverages	1.3
Road & Rail	1.3
Industrial Conglomerates	1.3
Aerospace & Defense	1.2
Professional Services	1.2
Capital Markets	1.1
Hotels, Restaurants & Leisure	1.1
Building Products	1.0
Food Products	1.0
Diversified Consumer Services	0.9
Energy Equipment & Services	0.8
Household Durables	0.8
Media	0.7
Insurance	0.7
Personal Products	0.7

Real Estate Management & Development	0.7%
Thrifts & Mortgage Finance	0.7
Health Care Technology	0.6
Containers & Packaging	0.6
Gas Utilities	0.6
Multi-Utilities	0.5
Auto Components	0.5
Internet & Direct Marketing Retail	0.5
Trading Companies & Distributors	0.4
Construction & Engineering	0.3
Electrical Equipment	0.3
Food & Staples Retailing	0.2
Leisure Products	0.2
U.S. Treasury Obligation	0.1
Distributors	0.1
Commercial Services & Supplies	0.1
Wireless Telecommunication Services	0.1
Transportation Infrastructure	0.1
Mortgage Real Estate Investment Trusts (REITs)	0.1
Affiliated Mutual Fund	0.1
Securities Sold Short
Mortgage Real Estate Investment Trusts (REITs)	(0.0)*
Wireless Telecommunication Services	(0.0)*
Household Products	(0.1)
Marine	(0.1)
Beverages	(0.1)
Technology Hardware, Storage & Peripherals	(0.1)
Multiline Retail	(0.1)
Construction & Engineering	(0.1)
Diversified Consumer Services	(0.1)
Diversified Telecommunication Services	(0.1)
Airlines	(0.2)
Leisure Products	(0.2)
Food Products	(0.2)
Pharmaceuticals	(0.3)
Auto Components	(0.3)
Metals & Mining	(0.3)
Insurance	(0.3)
Independent Power & Renewable Electricity Producers	(0.3)

See Notes to Financial Statements.

36

Industry Classification (cont’d):
Internet & Direct Marketing Retail	(0.3)%
Life Sciences Tools & Services	(0.3)
Electric Utilities	(0.4)
Trading Companies & Distributors	(0.4)
Communications Equipment	(0.5)
Professional Services	(0.5)
Road & Rail	(0.5)
Health Care Providers & Services	(0.6)
Media	(0.6)
Aerospace & Defense	(0.7)
Construction Materials	(0.7)
Containers & Packaging	(0.8)
Commercial Services & Supplies	(0.8)
Machinery	(0.8)
Multi-Utilities	(0.9)
Electronic Equipment, Instruments & Components	(1.0)
Banks	(1.1)
Specialty Retail	(1.1)
Building Products	(1.3)
Health Care Technology	(1.4)
Energy Equipment & Services	(1.4)

Capital Markets	(1.6)%
Household Durables	(1.7)
Internet Software & Services	(1.8)
Chemicals	(1.8)
Semiconductors & Semiconductor Equipment	(2.1)
Hotels, Restaurants & Leisure	(2.4)
Equity Real Estate Investment Trusts (REITs)	(2.9)
Oil, Gas & Consumable Fuels	(3.5)
Software	(3.8)
Health Care Equipment & Supplies	(3.8)
IT Services	(4.1)
Biotechnology	(5.6)

44.9
Other assets in excess of liabilities	55.1

100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of September 30, 2018 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Due from/ to broker— variation margin futures	$33,049	*	—	$—

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended September 30, 2018 are as follows:

See Notes to Financial Statements.

PGIM QMA Long-Short Equity Fund	37

Schedule of Investments (unaudited) (continued)

as of September 30, 2018

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$585,694

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$13,743

For the six months ended September 30, 2018, the Fund’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)
$9,024,290

(1)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Counterparty	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities Sold Short	Barclays Capital Group	$(290,746,031)	$290,746,031	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

38

Statement of Assets & Liabilities (unaudited)

as of September 30, 2018

Assets
Investments at value:
Unaffiliated investments (cost $439,129,811)	$531,610,645
Affiliated investments (cost $427,350)	427,350
Deposit with broker for securities sold short	298,257,129
Receivable for Fund shares sold	4,506,408
Dividends and interest receivable	844,071
Prepaid expenses	13,478

Total Assets	835,659,081

Liabilities
Securities sold short, at value (proceeds received $257,172,604)	290,746,031
Payable for Fund shares reacquired	4,643,452
Loan payable	1,514,000
Management fee payable	479,317
Dividends and interest payable on securities sold short	292,494
Accrued expenses and other liabilities	127,519
Distribution fee payable	43,893
Affiliated transfer agent fee payable	7,455
Due to broker—variation margin futures	1,305

Total Liabilities	297,855,466

Net Assets	$537,803,615

Net assets were comprised of:
Shares of beneficial interest, at par	$41,294
Paid-in capital in excess of par	478,810,958

478,852,252
Undistributed net investment income	779,761
Accumulated net realized loss on investment transactions	(768,854)
Net unrealized appreciation on investments	58,940,456

Net assets, September 30, 2018	$537,803,615

See Notes to Financial Statements.

PGIM QMA Long-Short Equity Fund	39

Statement of Assets & Liabilities (unaudited)

as of September 30, 2018

Class A
Net asset value and redemption price per share, ($59,483,322 ÷ 4,597,756 shares of beneficial interest issued and outstanding)	$12.94
Maximum sales charge (5.50% of offering price)	0.75

Maximum offering price to public	$13.69

Class C
Net asset value, offering price and redemption price per share,
($39,682,257 ÷ 3,169,705 shares of beneficial interest issued and outstanding)	$12.52

Class Z
Net asset value, offering price and redemption price per share,
($418,454,111 ÷ 31,983,542 shares of beneficial interest issued and outstanding)	$13.08

Class R6
Net asset value, offering price and redemption price per share,
($20,183,925 ÷ 1,542,890 shares of beneficial interest issued and outstanding)	$13.08

See Notes to Financial Statements.

40

Statement of Operations (unaudited)

Six Months Ended September 30, 2018

Net Investment Income (Loss)
Income
Unaffiliated dividend income	$3,483,947
Interest income	2,566,997
Affiliated dividend income	22,470

Total income	6,073,414

Expenses
Management fee	2,969,365
Distribution fee(a)	272,325
Dividend expense on short sales	1,305,898
Broker fees and expenses on short sales	496,636
Transfer agent’s fees and expenses (including affiliated expense of $ 30,750)(a)	214,645
Registration fees(a)	45,567
Custodian and accounting fees	41,591
Shareholders’ reports	24,070
Audit fee	16,119
Legal fees and expenses	10,695
Trustees’ fees	10,084
Miscellaneous	17,030

Total expenses	5,424,025
Less: Fee waiver and/or expense reimbursement(a)	(119,005)
Distribution fee waiver(a)	(13,260)

Net expenses	5,291,760

Net investment income (loss)	781,654

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions	29,566,726
Futures transactions	585,694
Short sales transactions	(21,209,385)

8,943,035

Net change in unrealized appreciation (depreciation) on:
Investments	20,751,863
Futures	13,743
Short sales	(14,863,420)

5,902,186

Net gain (loss) on investment transactions	14,845,221

Net Increase (Decrease) In Net Assets Resulting From Operations	$15,626,875

See Notes to Financial Statements.

PGIM QMA Long-Short Equity Fund	41

Statement of Operations (unaudited)

Six Months Ended September 30, 2018

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	79,559	192,766	—	—
Transfer agent’s fees and expenses	22,580	18,488	173,514	63
Registration fees	9,069	8,643	21,252	6,603
Fee waiver and/or expense reimbursement	(17,304)	(16,606)	(83,270)	(1,825)
Distribution fee waiver	(13,260)	—	—	—

See Notes to Financial Statements.

42

Statements of Changes in Net Assets (unaudited)

	Six Months Ended September 30, 2018	Year Ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$781,654	$(868,822)
Net realized gain (loss) on investment transactions	8,943,035	(378,219)
Net change in unrealized appreciation (depreciation) on investments	5,902,186	21,241,166

Net increase (decrease) in net assets resulting from operations	15,626,875	19,994,125

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	100,390,818	260,353,113
Cost of shares reacquired	(78,201,323)	(121,385,509)

Net increase (decrease) in net assets from Fund share transactions	22,189,495	138,967,604

Total increase (decrease)	37,816,370	158,961,729

Net Assets:
Beginning of period	499,987,245	341,025,516

End of period(a)	$537,803,615	$499,987,245

(a) Includes undistributed/(distributions in excess of) net investment income of:	$779,761	$(1,893)

See Notes to Financial Statements.

PGIM QMA Long-Short Equity Fund	43

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 12 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust was established as a Delaware business trust on October 24, 1997. The Trust currently consists of the following six series: PGIM QMA Large-Cap Core Equity PLUS Fund, PGIM QMA Long-Short Equity Fund and PGIM Short Duration Muni High Income Fund, each of which are diversified funds and PGIM Global Real Estate Fund, PGIM Jennison Technology Fund and PGIM US Real Estate Fund, each of which are non-diversified funds for purposes of the 1940 Act and may invest a greater percentage of their assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund. These financial statements relate only to the PGIM QMA Long-Short Equity Fund (the “Fund”). Effective June 11, 2018, the Funds’ names were changed by replacing “Prudential” with “PGIM” and each Fund’s Class Q shares were renamed Class R6 shares.

The investment objective of the Fund is long-term capital appreciation.

1. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, a Valuation Committee has been established as two persons, being one or more officers of the Trust, including: the Trust’s Treasurer (or the Treasurer’s direct reports); and the Trust’s Chief or Deputy Chief Compliance Officer (or Vice-President-level direct reports of the Chief or Deputy Chief Compliance Officer). Under the current valuation procedures, the Valuation Committee of the Board is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not

44

readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that

PGIM QMA Long-Short Equity Fund	45

Notes to Financial Statements (unaudited) (continued)

unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s subadviser under the guidelines adopted by the Trustees of the Trust. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or

46

is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in value of equities. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Short Sales: The Fund sells a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the transaction. The Fund may have to pay a fee to borrow the particular security and may be obligated to return any interest or dividends received on such borrowed securities. Dividends declared on open short positions are recorded on the ex-date and the interest payable is accrued daily on fixed income securities sold short, both of which are recorded as an expense. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received.

Short sales and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Equity and Mortgage Real Estate Investment Trusts (collectively equity REITs): The Fund invests in equity REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from equity REITs during the period is estimated to be dividend income, capital gain or

PGIM QMA Long-Short Equity Fund	47

Notes to Financial Statements (unaudited) (continued)

return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the equity REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Trust, on behalf of the Fund, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, PGIM Investments provides all of the administrative functions

48

necessary for the organization, operation and management of the Fund. PGIM Investments administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by, the Fund’s custodian, and the Fund’s transfer agent. PGIM Investments is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

PGIM Investments has entered into a subadvisory agreement with Quantitative Management Associates LLC (“QMA”). The subadvisory agreement provides that QMA will furnish investment advisory services in connection with the management of the Fund. In connection therewith, QMA is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of QMA, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PGIM Investments is accrued daily and payable monthly at an annual rate of 1.15% on average daily net assets up to and including $5 billion and 1.13% on the average daily net assets in excess of $5 billion. The management fee rate before any waivers and/or expense reimbursements was 1.15% for the six months ended September 30, 2018.

PGIM Investments has contractually agreed, through July 31, 2019, to limit total annual fund operating expenses after fee waivers and/or expense reimbursements to 1.50% of average daily net assets for Class A shares, 2.25% of average daily net assets for Class C shares, 1.25% of average daily net assets for Class Z shares, and 1.25% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes, (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z or Class R6 shares of the Fund.

PGIM QMA Long-Short Equity Fund	49

Notes to Financial Statements (unaudited) (continued)

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.30% and 1% of the average daily net assets of the Class A and Class C shares, respectively. PIMS has contractually agreed through July 31, 2019 to limit such fees to 0.25% of the average daily net assets of the Class A shares.

PIMS has advised the Fund that it received $66,169, in front-end sales charges resulting from sales of Class A shares during the six months ended September 30, 2018. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended September 30, 2018, it received $2,289 in contingent deferred sales charges imposed upon redemptions by certain Class C shareholders.

PGIM Investments, PIMS and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board. For the reporting period ended September 30, 2018, no such transactions were entered into by the Fund.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income”.

50

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the six months ended September 30, 2018, were $357,937,953 and $382,458,733, respectively.

A summary of the cost of purchases and proceeds from sales of shares of an affiliated mutual fund for the six months ended September 30, 2018, is presented as follows:

Affiliated Mutual Fund*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
PGIM Core Ultra Short Bond Fund	$4,065,366	$58,969,740	$62,607,756	$—	$—	$427,350	427,350	$22,470

*	The Fund did not have any capital gain distributions during the reporting period.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of September 30, 2018 were as follows:

Tax Basis	$183,580,297

Gross Unrealized Appreciation	117,439,674
Gross Unrealized Depreciation	(59,694,958)

Net Unrealized Appreciation	$57,744,716

The book basis may differ from tax basis due to certain tax-related adjustments.

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class Z and Class R6 shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

PGIM QMA Long-Short Equity Fund	51

Notes to Financial Statements (unaudited) (continued)

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest at $0.001 par value per share.

As of September 30, 2018, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned 1,223,449 Class R6 shares of the Fund. At reporting period end, five shareholders of record held 82% of the Fund’s outstanding shares on behalf of multiple beneficial owners.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended September 30, 2018:
Shares sold	1,074,490	$13,740,652
Shares reacquired	(389,859)	(4,971,168)

Net increase (decrease) in shares outstanding before conversion	684,631	8,769,484
Shares issued upon conversion from other share class(es)	6,449	82,452
Shares reacquired upon conversion into other share class(es)	(200,403)	(2,575,685)

Net increase (decrease) in shares outstanding	490,677	$6,276,251

Year ended March 31, 2018:
Shares sold	2,037,622	$25,503,997
Shares reacquired	(519,201)	(6,398,830)

Net increase (decrease) in shares outstanding before conversion	1,518,421	19,105,167
Shares issued upon conversion from other share class(es)	14,593	183,701
Shares reacquired upon conversion into other share class(es)	(256,174)	(3,154,920)

Net increase (decrease) in shares outstanding	1,276,840	$16,133,948

Class C
Six months ended September 30, 2018:
Shares sold	383,933	$4,750,614
Shares reacquired	(216,637)	(2,685,528)

Net increase (decrease) in shares outstanding before conversion	167,296	2,065,086
Shares reacquired upon conversion into other share class(es)	(22,480)	(278,391)

Net increase (decrease) in shares outstanding	144,816	$1,786,695

Year ended March 31, 2018:
Shares sold	941,979	$11,404,623
Shares reacquired	(708,299)	(8,481,594)

Net increase (decrease) in shares outstanding before conversion	233,680	2,923,029
Shares reacquired upon conversion into other share class(es)	(32,158)	(386,607)

Net increase (decrease) in shares outstanding	201,522	$2,536,422

52

Class Z	Shares	Amount
Six months ended September 30, 2018:
Shares sold	6,225,804	$80,298,004
Shares reacquired	(5,412,761)	(69,752,538)

Net increase (decrease) in shares outstanding before conversion	813,043	10,545,466
Shares issued upon conversion from other share class(es)	219,791	2,854,076
Shares reacquired upon conversion into other share class(es)	(218,676)	(2,818,830)

Net increase (decrease) in shares outstanding	814,158	$10,580,712

Year ended March 31, 2018:
Shares sold	17,698,176	$222,718,426
Shares reacquired	(8,485,111)	(105,491,893)

Net increase (decrease) in shares outstanding before conversion	9,213,065	117,226,533
Shares issued upon conversion from other share class(es)	283,997	3,528,375
Shares reacquired upon conversion into other share class(es)	(1,304,854)	(15,642,084)

Net increase (decrease) in shares outstanding	8,192,208	$105,112,824

Class R6
Six months ended September 30, 2018:
Shares sold	123,234	$1,601,548
Shares reacquired	(61,168)	(792,089)

Net increase (decrease) in shares outstanding before conversion	62,066	809,459
Shares issued upon conversion from other share class(es)	212,296	2,736,378

Net increase (decrease) in shares outstanding	274,362	$3,545,837

Period ended March 31, 2018*:
Shares sold	57,883	$726,067
Shares reacquired	(80,802)	(1,013,192)

Net increase (decrease) in shares outstanding before conversion	(22,919)	(287,125)
Shares issued upon conversion from other share class(es)	1,291,447	15,471,535

Net increase (decrease) in shares outstanding	1,268,528	$15,184,410

*	Commencement of offering was May 25, 2017.

7. Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 5, 2017 through October 4, 2018. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly.

Subsequent to the reporting period end, the SCA was renewed effective October 4, 2018 and will continue to provide a commitment of $900 million through October 3, 2019. The commitment fee paid by the Funds will continue to be 0.15% of the unused portion of the SCA. The interest on borrowings under both SCAs is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month London Interbank Offering Rate or (3) zero percent.

PGIM QMA Long-Short Equity Fund	53

Notes to Financial Statements (unaudited) (continued)

Other affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended September 30, 2018. The average daily balance for the 22 days that the Fund had loans outstanding during the period was $1,310,273, borrowed at a weighted average interest rate of 3.23%. The maximum loan balance outstanding during the period was $3,881,000. At September 30, 2018, the Fund had an outstanding loan balance of $1,514,000.

8. Other Risks

The Fund’s risks include, but are not limited to, the risks discussed below:

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

Equity and Equity-Related Securities Risks: The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. The Fund’s holdings can vary significantly from broad market indexes and the performance of the Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s

54

financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Risks of Investing in Real Estate Investment Trusts (REITs): Real estate securities are subject to similar risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of payments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, Including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties.

In addition, investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. Since REITs are relatively smaller in size when compared to the broader market, and smaller companies tend to be more volatile than larger companies, they may be more volatile and/or more illiquid than other types of equity securities. REITs (especially mortgage REITs) are subject to interest rate risks. REITs may incur significant amounts of leverage. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Fund.

Short Sales Risk: Short sales involve costs and risks. The Fund must pay the lender interest on the security it borrows, and the Fund will lose money to the extent that the price of the security increases between the time of the short sale and the date when the Fund replaces the borrowed security. Although the Fund’s gain is limited to the price at which it sold the securities short, its potential loss is limited only by the maximum attainable price of the securities, less the price at which the security was sold and may, theoretically, be unlimited. When selling short against the box (i.e. short selling securities which the Fund already owns), the Fund gives up the opportunity for capital appreciation in the security.

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Fund’s policy for the timing of transfers between levels. The amendments are

PGIM QMA Long-Short Equity Fund	55

Notes to Financial Statements (unaudited) (continued)

effective for financial statements issued for fiscal years beginning after December, 15, 2019, and interim periods within those fiscal years. Management has evaluated the implications of certain other provisions of the ASU and has determined to early adopt aspects related to the removal and modifications of certain fair value measurement disclosures under the ASU effective immediately. At this time, management is evaluating the implications of certain other provisions of the ASU related to new disclosure requirements and any impact on the financial statement disclosures has not yet been determined.

56

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended September 30,		Year Ended March 31,				May 29, 2014(a) through March 31,
	2018		2018		2017	2016	2015
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$12.56		$11.86		$11.35	$11.00	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.01		(0.04)		(0.07)	(0.01)	(0.05)
Net realized and unrealized gain (loss) on investment transactions	0.37		0.74		0.77	0.41	1.12
Total from investment operations	0.38		0.70		0.70	0.40	1.07
Less Dividends and Distributions:
Distributions from net realized gains	-		-		(0.19)	(0.05)	(0.07)
Net asset value, end of period	$12.94		$12.56		$11.86	$11.35	$11.00
Total Return(c):	3.03%		5.90%		6.17%	3.67%	10.73%

Ratios/Supplemental Data:
Net assets, end of period (000)	$59,483		$51,585		$33,579	$83,612	$306
Average net assets (000)	$52,895		$39,444		$69,722	$28,971	$93
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement(e)	2.20%	(f)	2.44%		2.30%	2.45%	2.41%	(f)
Expenses before waivers and/or expense reimbursement(e)	2.32%	(f)	2.59%	(g)	2.44%	2.64%	3.61%	(f)
Net investment income (loss)	0.15%	(f)	(0.35)%		(0.59)%	(0.07)%	(0.61)%	(f)
Portfolio turnover rate(h)	46%	(i)	83%		83%	160%	131%	(i)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)

The expense ratio includes dividend expense and broker fees and expenses on short sales of 0.70%, 0.94%, 0.72%, 0.70% and 0.63%, for the six months ended September 30, 2018, years ended March 31, 2018, March 31, 2017, March 31, 2016 and the period ended March 31, 2015, respectively.

(f)	Annualized.
(g)	Effective January 1, 2018, class specific expenses include Transfer Agent Fees and expenses and Registration Fees, which are charged to their respective share class.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(i)	Not annualized.

See Notes to Financial Statements.

PGIM QMA Long-Short Equity Fund	57

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended September 30,		Year Ended March 31,				May 29, 2014(a) through March 31,
	2018		2018		2017	2016	2015
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$12.20		$11.61		$11.20	$ 10.93	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.04)		(0.14)		(0.15)	(0.08)	(0.12)
Net realized and unrealized gain (loss) on investment transactions	0.36		0.73		0.75	0.40	1.12
Total from investment operations	0.32		0.59		0.60	0.32	1.00
Less Dividends and Distributions:
Distributions from net realized gains	-		-		(0.19)	(0.05)	(0.07)
Net asset value, end of period	$12.52		$12.20		$11.61	$ 11.20	$10.93
Total Return(c):	2.62%		5.08%		5.35%	2.96%	10.03%

Ratios/Supplemental Data:
Net assets, end of period (000)	$39,682		$36,903		$32,783	$22,165	$214
Average net assets (000)	$38,448		$34,263		$29,401	$ 5,719	$56
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement(e)	2.95%	(f)	3.21%		3.08%	3.22%	3.16%	(f)
Expenses before waivers and/or expense reimbursement(e)	3.04%	(f)	3.31%	(g)	3.19%	3.37%	4.32%	(f)
Net investment income (loss)	(0.60)%	(f)	(1.12)%		(1.31)%	(0.74)%	(1.38)%	(f)
Portfolio turnover rate(h)	46%	(i)	83%		83%	160%	131%	(i)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)

The expense ratio includes dividend expense and broker fees and expenses on short sales of 0.70%, 0.96%, 0.77%, 0.71% and 0.65%, for the six months ended September 30, 2018, years ended March 31, 2018, March 31, 2017, March 31, 2016 and the period ended March 31, 2015, respectively.

(f)	Annualized.
(g)	Effective January 1, 2018, class specific expenses include Transfer Agent Fees and expenses and Registration Fees, which are charged to their respective share class.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(i)	Not annualized.

See Notes to Financial Statements.

58

Class Z Shares
	Six Months Ended September 30,		Year Ended March 31,				May 29, 2014(a) through March 31,
	2018		2018		2017	2016	2015
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$12.69		$11.95		$ 11.41	$11.03	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.03		(0.01)		(0.04)	(0.01)	(0.04)
Net realized and unrealized gain (loss) on investment transactions	0.36		0.75		0.77	0.44	1.14
Total from investment operations	0.39		0.74		0.73	0.43	1.10
Less Dividends and Distributions:
Distributions from net realized gains	-		-		(0.19)	(0.05)	(0.07)
Net asset value, end of period	$13.08		$12.69		$ 11.95	$11.41	$11.03
Total Return(c):	3.07%		6.19%		6.40%	3.93%	11.03%

Ratios/Supplemental Data:
Net assets, end of period (000)	$418,454		$395,409		$274,663	$163,592	$38,825
Average net assets (000)	$405,657		$312,993		$199,471	$67,895	$23,245
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement(e)	1.95%	(f)	2.19%		2.08%	2.18%	2.12%	(f)
Expenses before waivers and/or expense reimbursement(e)	1.99%	(f)	2.27%	(g)	2.19%	2.40%	3.27%	(f)
Net investment income (loss)	0.40%	(f)	(0.11)%		(0.31)%	(0.07)%	(0.44)%	(f)
Portfolio turnover rate(h)	46%	(i)	83%		83%	160%	131%	(i)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized. (d) Does not include expenses of the underlying funds in which the Fund invests.

(e)

The expense ratio includes dividend expense and broker fees and expenses on short sales of 0.70%, 0.94%, 0.78%, 0.68% and 0.62%, for the six months ended September 30, 2018, years ended March 31, 2018, March 31, 2017, March 31, 2016 and the period ended March 31, 2015, respectively.

(f)	Annualized.
(g)	Effective January 1, 2018, class specific expenses include Transfer Agent Fees and expenses and Registration Fees, which are charged to their respective share class.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(i)	Not annualized.

See Notes to Financial Statements.

PGIM QMA Long-Short Equity Fund	59

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended September 30, 2018		May 25, 2017(a) through March 31, 2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$12.68		$11.98
Income (loss) from investment operations:
Net investment income (loss)	0.03		(0.01)
Net realized and unrealized gain (loss) on investment transactions	0.37		0.71
Total from investment operations	0.40		0.70
Net asset value, end of period	$13.08		$12.68
Total Return(c):	3.15%		5.84%

Ratios/Supplemental Data:
Net assets, end of period (000)	$20,184		$16,090
Average net assets (000)	$18,001		$15,834
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement(e)	1.96%	(f)	2.24%	(f)
Expenses before waivers and/or expense reimbursement(e)	1.98%	(f)	2.30%	(f)(g)
Net investment income (loss)	0.40%	(f)	(0.05)%	(f)
Portfolio turnover rate(h)	46%	(i)	83%	(i)

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)

The expense ratio includes dividend expense and broker fees and expenses on short sales of 0.71% and 0.99%, for the six months ended September 30, 2018 and the period ended March 31, 2018, respectively.

(f)	Annualized.
(g)	Effective January 1, 2018, class specific expenses include Transfer Agent Fees and expenses and Registration Fees, which are charged to their respective share class.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(i)	Not annualized.

See Notes to Financial Statements.

60

Approval of Advisory Agreements (unaudited)

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of PGIM QMA Long-Short Equity Fund (the “Fund”)1 consists of twelve individuals, nine of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Nominating and Governance Committee, and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with Quantitative Management Associates LLC (“QMA”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 7, 2018 and on June 19-21, 2018 and approved the renewal of the agreements through July 31, 2019, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and QMA. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as

[1]	PGIM QMA Long-Short Equity Fund is a series of Prudential Investment Portfolios 12.

PGIM QMA Long-Short Equity Fund

Approval of Advisory Agreements (continued)

information furnished at or in advance of the meetings on June 7, 2018 and on June 19-21, 2018.

The Trustees determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and QMA, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments and QMA. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PGIM Investments’ oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by QMA, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund and QMA, and also considered the qualifications, backgrounds and responsibilities of QMA’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’ and QMA’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PGIM Investments and QMA. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PGIM Investments and QMA. The Board noted that QMA is affiliated with PGIM Investments.

Visit our website at pgiminvestments.com

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by QMA, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments and QMA under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of reducing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

PGIM QMA Long-Short Equity Fund

Approval of Advisory Agreements (continued)

Other Benefits to PGIM Investments and QMA

The Board considered potential ancillary benefits that might be received by PGIM Investments, QMA and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), and benefits to its reputation as well as other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by QMA included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and QMA were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional specific factors and made related conclusions relating to the historical performance of the Fund for the one- and three-year periods ended December 31, 2017. The Board considered that the Fund commenced operations on May 29, 2014 and that longer-term performance was not yet available.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended March 31, 2017. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe, which was used to consider performance, and the Peer Group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also may have provided supplemental Peer Universe or Peer Group information for reasons addressed with the Board. The comparisons placed the Fund in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets

Visit our website at pgiminvestments.com

forth gross performance comparisons (which do not reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	1st Quartile	N/A	N/A
Actual Management Fees: 2nd Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Fund underperformed its benchmark index over all periods.
•	The Board also considered that, when it evaluated performance the prior year, the Fund ranked in the first quartile of its peers for the one-year period ended December 31, 2016.
•

The Board and PGIM Investments agreed to retain the Fund’s existing contractual expense cap which (exclusive of certain fees and expenses), caps the Fund’s annual operating expenses at 1.50% for Class A shares, 2.25% for Class C shares, 1.25% for Class Z shares, and 1.25% for Class R6 shares through July 31, 2019.

•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM QMA Long-Short Equity Fund

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Brian D. Nee, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Andrew R. French, Secretary • Chad A. Earnst, Chief Compliance Officer • Dino Capasso, Vice President and Deputy Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM QMA Long-Short Equity Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM QMA LONG-SHORT EQUITY FUND

SHARE CLASS	A	C	Z	R6*
NASDAQ	PLHAX	PLHCX	PLHZX	PLHQX
CUSIP	744336868	744336850	744336843	744336736

* Formerly known as Class Q shares.

MF221E2

PGIM SHORT DURATION MUNI HIGH INCOME FUND

(Formerly known as Prudential Short Duration Muni High Income Fund)

SEMIANNUAL REPORT

SEPTEMBER 30, 2018

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Maximum amount of income that is eligible for exclusion from federal income taxes

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of September 30, 2018 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2018 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2	Visit our website at pgiminvestments.com

PGIM FUNDS — UPDATE

The Board of Directors/Trustees for the Fund has approved the implementation of an automatic conversion feature for Class C shares, effective as of April 1, 2019. To reflect these changes, effective April 1, 2019, the section of the Fund’s Prospectus entitled “How to Buy, Sell and Exchange Fund Shares—How to Exchange Your Shares—Frequent Purchases and Redemptions of Fund Shares” is restated to read as follows:

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

1.	In each Fund’s Statutory Prospectus, the following is added at the end of the section entitled “Fund Distributions And Tax Issues—If You Sell or Exchange Your Shares”:

Automatic Conversion of Class C Shares

The conversion of Class C shares into Class A shares—which happens automatically approximately 10 years after purchase—is not a taxable event for federal income tax purposes. For more information about the automatic conversion of Class C shares, see Class C Shares Automatically Convert to Class A Shares in How to Buy, Sell and Exchange Fund Shares.

2.

In each Fund’s Statutory Prospectus, the following sentence is added at the end of the section entitled “How to Buy, Sell and Exchange Shares—Closure of Certain Share Classes to New Group Retirement Plans”:

Shareholders owning Class C shares may continue to hold their Class C shares until the shares automatically convert to Class A shares under the conversion schedule, or until the shareholder redeems their Class C shares.

3.

In each Fund’s Statutory Prospectus, the following disclosure is added immediately following the section entitled “How to Buy, Sell and Exchange Shares—How to Buy Shares—Class B Shares Automatically Convert to Class A Shares”:

Class C Shares Automatically Convert to Class A Shares

Starting on or about April 1, 2019 (the “Effective Date”), Class C shares will be eligible for automatic conversion into Class A shares on a monthly basis approximately ten years after the original date of purchase (the “Conversion Date”). Conversion will take place based on the relative NAV of the two classes, without the imposition of any sales load, fee or other charge. All such automatic conversions of Class C shares will constitute tax-free exchanges for federal income tax purposes.

For shareholders investing in Class C shares through retirement plans or omnibus accounts, and in certain other instances, the Fund and its agents may not have

PGIM Short Duration Muni High Income Fund	3

transparency into how long a shareholder has held Class C shares for purposes of determining whether such Class C shares are eligible for automatic conversion into Class A shares, and the relevant financial intermediary may not have the ability to track purchases in order to credit individual shareholders’ holding periods. In these circumstances, the Fund will not be able to automatically convert Class C shares into Class A shares as described above. In order to determine eligibility for conversion in these circumstances, it is the responsibility of the financial intermediary to notify the Fund that the shareholder is eligible for the conversion of Class C shares to Class A shares, and the financial intermediary may be required to maintain and provide the Fund with records that substantiate the holding period of Class C shares. It is the financial intermediary’s (and not the Fund’s) responsibility to keep records of transactions made in accounts it holds and to ensure that the shareholder is credited with the proper holding period based on such records or those provided to the financial intermediary by the shareholder. Please consult with your financial intermediary for the applicability of this conversion feature to your shares.

A financial intermediary may sponsor and/or control accounts, programs or platforms that impose a different conversion schedule or different eligibility requirements for the exchange of Class C shares for Class A shares (see Appendix A: Waivers and Discounts Available From Certain Financial Intermediaries of the Prospectus). Please consult with your financial intermediary if you have any questions regarding your shares’ conversion from Class C shares to Class A shares.

4.

In Part II of each Fund’s Statement of Additional Information, the following disclosure is added immediately following the section entitled “Purchase, Redemption and Pricing of Fund Shares—Share Classes—Automatic Conversion of Class B Shares”:

AUTOMATIC CONVERSION OF CLASS C SHARES. Starting on or about April 1, 2019 (the “Effective Date”), Class C shares will be eligible for automatic conversion into Class A shares on a monthly basis approximately ten years after the original date of purchase (the “Conversion Date”). Conversion will take place based on the relative NAV of the two classes, without the imposition of any sales load, fee or other charge. Class C shares of a Fund acquired through automatic reinvestment of dividends or distributions will convert to Class A shares of the Fund on the Conversion Date pro rata with the converting Class C shares of the Fund that were not acquired through reinvestment of dividends or distributions. All such automatic conversions of Class C shares will constitute tax-free exchanges for federal income tax purposes.

For shareholders investing in Class C shares through retirement plans or omnibus accounts, and in certain other instances, the Fund and its agents may not have transparency into how long a shareholder has held Class C shares for purposes of determining whether such Class C shares are eligible for automatic conversion into Class A shares, and the relevant financial intermediary may not have the ability to track purchases in order to credit individual shareholders’ holding periods. In these circumstances, the

4	Visit our website at pgiminvestments.com

Fund will not be able to automatically convert Class C shares into Class A shares as described above. In order to determine eligibility for conversion in these circumstances, it is the responsibility of the financial intermediary to notify the Fund that the shareholder is eligible for the conversion of Class C shares to Class A shares, and the financial intermediary may be required to maintain and provide the Fund with records that substantiate the holding period of Class C shares. It is the financial intermediary’s (and not the Fund’s) responsibility to keep records of transactions made in accounts it holds and to ensure that the shareholder is credited with the proper holding period based on such records or those provided to the financial intermediary by the shareholder. Please consult with your financial intermediary for the applicability of this conversion feature to your shares.

Class C shares were generally closed to investments by new group retirement plans effective June 1, 2018. Group retirement plans (and their successor, related and affiliated plans) that have Class C shares of the Fund available to participants on or before the Effective Date may continue to open accounts for new participants in such share class and purchase additional shares in existing participant accounts.

The Fund has no responsibility for monitoring or implementing a financial intermediary’s process for determining whether a shareholder meets the required holding period for conversion. A financial intermediary may sponsor and/or control accounts, programs or platforms that impose a different conversion schedule or different eligibility requirements for the exchange of Class C shares for Class A shares, as set forth on Appendix A: Waivers and Discounts Available From Certain Financial Intermediaries of the Prospectus. In these cases, Class C shareholders may have their shares exchanged for Class A shares under the policies of the financial intermediary. Financial intermediaries will be responsible for making such exchanges in those circumstances. Please consult with your financial intermediary if you have any questions regarding your shares’ conversion from Class C shares to Class A shares.

LR1094

- Not part of the Semiannual Report -

PGIM Short Duration Muni High Income Fund	5

6	Visit our website at pgiminvestments.com

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Short Duration Muni High Income Fund informative and useful. The report covers performance for the six-month period ended September 30, 2018.

We have important information to share with you. Effective June 11, 2018, Prudential Mutual Funds were renamed PGIM Funds. This renaming is part of our ongoing effort to further build our reputation and establish our global brand, which began when our firm adopted PGIM Investments as its name in April 2017. Please note that only the Fund’s name has changed. Your Fund’s management and operation, along with its symbols, remained the same.*

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Short Duration Muni High Income Fund

November 15, 2018

*The Prudential Day One Funds did not change their names.

PGIM Short Duration Muni High Income Fund	7

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 9/30/18 (without sales charges)	Average Annual Total Returns as of 9/30/18 (with sales charges)
	Six Months* (%)	One Year (%)	Since Inception (%)
Class A	0.77	–2.46	1.50 (5/29/14)
Class C	0.39	–0.92	1.49 (5/29/14)
Class Z	0.89	1.06	2.51 (5/29/14)
Class R6**	0.89	1.06	1.83 (5/25/17)
Bloomberg Barclays Short Duration Muni 50% HG / 50% HY Index
	2.78	2.53	—
Bloomberg Barclays Municipal Bond Index
	0.72	0.35	—
Lipper High Yield Municipal Debt Funds Average
	1.86	2.84	—

*Not annualized

**Formerly known as Class Q shares.

Source: PGIM Investments LLC, Lipper Inc. and Bloomberg Barclays

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes and the Lipper Average are measured from the closest month-end to the class’ inception date.

8	Visit our website at pgiminvestments.com

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6*
Maximum initial sales charge	3.25% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	None	None

*Formerly known as Class Q

Benchmark Definitions

Bloomberg Barclays Short Duration Muni 50% HG / 50% HY Index—The Bloomberg Barclays Short Duration Muni 50% HG / 50% HY Index consists of the Bloomberg Barclays Municipal Bond 1-8 Year Index (50%), which is an unmanaged index that includes all benchmark-eligible investment-grade municipal bonds with maturities from 1 to 8 years, and the Bloomberg Barclays Municipal High Yield 1-8 Year Index (50%), which is an unmanaged index that includes all benchmark-eligible Ba1 or lower rated and non-rated municipal bonds with maturities from 1 to 8 years. The average annual total return for the Index measured from the month-end closest to the inception date of the Fund’s Class A, C, and Z shares is 1.28% and 2.58% for Class R6 shares.

Bloomberg Barclays Municipal Bond Index—The Bloomberg Barclays Municipal Bond Index is an unmanaged index of long-term investment-grade municipal bonds. It gives a broad look at how long-term investment-grade municipal bonds have performed. The average annual total return for the Index measured from the month-end closest to the inception date of the Fund’s Class A, C, and Z shares is 2.65% and 0.78% for Class R6 shares.

Lipper High Yield Municipal Debt Funds Average—The Lipper High Yield Municipal Debt Funds Average (Lipper Average) is based on the average return of all funds in the Lipper High Yield Municipal Debt Funds universe for the periods noted. The Lipper High Yield Municipal Debt Funds Average consists of funds that typically invest 50% or more of their assets in municipal debt issues rated BBB or lower. The average annual total return for the Average measured from the month-end closest to the inception date of the Fund’s Class A, C, and Z shares is 4.39% and 3.34% for Class R6 shares.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

PGIM Short Duration Muni High Income Fund	9

Your Fund’s Performance (continued)

Distributions and Yields as of 9/30/18
	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	Taxable Equivalent 30-Day Subsidized Yield*** at Federal Tax Rates of		SEC 30-Day Unsubsidized Yield** (%)	Taxable Equivalent 30-Day Unsubsidized Yield*** at Federal Tax Rates of
			37.00%	40.80%		37.00%	40.80%
Class A	0.11	2.17	3.44	3.67	1.99	3.16	3.36
Class C	0.07	1.49	2.37	2.52	1.26	2.00	2.13
Class Z	0.12	2.50	3.97	4.22	2.28	3.62	3.85
Class R6****	0.12	2.50	3.97	4.22	1.40	2.22	2.36

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements).

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses.

***The taxable equivalent yield is the yield an investor would have to earn on a taxable investment in order to equal the yield provided by a tax-exempt municipal bond. Some investors may be subject to the federal alternative minimum tax (AMT). Taxable equivalent yields reflect federal tax rates.

****Formerly known as Class Q

Credit Quality expressed as a percentage of total investments as of 9/30/18 (%)
AAA	1.8
AA	19.1
A	28.1
BBB	29.5
BB	9.0
B	4.3
Not Rated	7.0
Cash/Cash Equivalents	1.2
Total Investments	100.0

Source: PGIM Fixed Income

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by a NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.

10	Visit our website at pgiminvestments.com

Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended September 30, 2018. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over

PGIM Short Duration Muni High Income Fund	11

Fees and Expenses (continued)

the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Short Duration Muni High Income Fund		Beginning Account Value April 1, 2018	Ending Account Value September 30, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,007.70	0.85%	$4.28
	Hypothetical	$1,000.00	$1,020.81	0.85%	$4.31
Class C	Actual	$1,000.00	$1,003.90	1.60%	$8.04
	Hypothetical	$1,000.00	$1,017.05	1.60%	$8.09
Class Z	Actual	$1,000.00	$1,008.90	0.60%	$3.02
	Hypothetical	$1,000.00	$1,022.06	0.60%	$3.04
Class R6**	Actual	$1,000.00	$1,008.90	0.60%	$3.02
	Hypothetical	$1,000.00	$1,022.06	0.60%	$3.04

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 183 days in the six-month period ended September 30, 2018, and divided by the 365 days in the Fund’s fiscal year ending March 31, 2019 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

**Formerly known as Class Q shares.

12	Visit our website at pgiminvestments.com

Schedule of Investments (unaudited)

as of September 30, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS 97.5%

Alabama 0.7%
Black Belt Energy Gas District, Revenue, Series B-1, (Mandatory Put Date 12/01/23), 1 Month LIBOR + 0.900%	2.316	%(c)	12/01/48	1,000	$1,000,000

Arizona 2.8%
Arizona Health Facilities Authority, Revenue, Banner Health, Series B, 3 Month LIBOR + 0.810%	2.376	(c)	01/01/37	2,005	1,905,071
Industrial Development Authority of the City of Phoenix, Revenue, Great Hearts Academies Project	3.750		07/01/24	560	571,497
Maricopa County Industrial Development Authority, Revenue, Paradise School Project, Rfdg, 144A	4.000		07/01/26	500	505,060
Revenue, Reid Traditional Schools Project	4.000		07/01/26	500	506,635
Salt Verde Finance Corp., National Gas Utility, Revenue	5.250		12/01/21	555	600,954

					4,089,217

California 4.2%
California Municipal Finance Authority, Revenue, American Heritage Foundation, Series A, Rfdg	4.000		06/01/26	480	495,926
California Pollution Control Financing Authority, Revenue, Green Bonds Project, AMT, 144A	7.000		07/01/22	250	257,640
California School Finance Authority, Revenue, Alliance College Ready Public Schools, Series A, 144A	4.000		07/01/21	400	413,560
Revenue, Alliance College Ready Public Schools, Series A, Rfdg, 144A	4.000		07/01/24	270	282,404
Revenue, Alliance College Ready Public Schools, Series A, Rfdg, 144A	4.000		07/01/25	285	298,022
Revenue, Green Dot Public School Project, Series A, 144A	4.000		08/01/25	330	343,398
Revenue, KIPP LA Project, Series A, Rfdg, 144A	3.625		07/01/25	550	559,284
Chula Vista Municipal Financing Authority, Specialty Tax, Rfdg	5.000		09/01/21	755	813,452
City of Fontana Sierra Hills, Special Tax, Series 22, Rfdg	4.000		09/01/19	385	391,510
City of Roseville, Westpark Community Facility District No.1, Special Tax, Rfdg	5.000		09/01/22	225	246,285
Long Beach Bond Finance Authority, Natural Gas, Revenue, Series B, 3 Month LIBOR + 1.450%	3.000	(c)	11/15/27	700	703,794

See Notes to Financial Statements.

PGIM Short Duration Muni High Income Fund	13

Schedule of Investments (unaudited) (continued)

as of September 30, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS (Continued)

California (cont’d.)
Southern California Public Power Authority Natural Gas Project, Revenue, Project No.1, Series A-1, 3 Month LIBOR + 1.470%	3.040	%(c)	11/01/38	1,360	$1,277,108
Tobacco Securitization Authority of Northern California, Revenue, Asset-Backed, Series A-1, Rfdg	4.750		06/01/23	25	25,114

					6,107,497

Colorado 5.4%
City & County of Denver, Revenue, United Airlines, Inc., AMT, Rfdg	5.000		10/01/32	500	531,990
City & County of Denver Airport System, Revenue, Series A, AMT, Rfdg	5.000		12/01/28	1,500	1,732,635
Colorado Educational & Cultural Facilities Authority, Revenue, Lighthouse Building Corp. Stem Project, Rfdg	4.000		11/01/24	505	504,717
Colorado Health Facilities Authority, Revenue, Catholic Health Initiative, Series 2009A, Rfdg	5.000		07/01/19	100	101,865
Revenue, Christian Living Neighborhood, Rfdg	4.000		01/01/22	300	308,454
Revenue, National Jewish Health Initiatives, Rfdg	5.000		01/01/20	695	711,347
Revenue, National Jewish Health Initiatives, Rfdg	5.000		01/01/22	125	131,290
Revenue, National Jewish Health Initiatives, Rfdg	5.000		01/01/24	300	310,884
Revenue, Retirement Communities, Series A, Rfdg	4.000		12/01/19	515	524,687
Revenue, Valley View Hospital Association Project, Rfdg, (Mandatory Put Date 05/15/23)	2.800		05/15/42	1,000	999,550
E-470 Public Highway Authority, Revenue, Series A, Rfdg	5.000		09/01/20	650	684,541
Park Creek Metropolitan District, Revenue, Series A, Rfdg	5.000		12/01/23	1,100	1,222,265

					7,764,225

Connecticut 1.9%
Harbor Point Infrastructure Improvement District, Rfdg, 144A	5.000		04/01/22	900	955,341
State of Connecticut, Series C, GO	5.000		06/15/26	1,000	1,121,250
State of Connecticut, Special Tax, Revenue, Series A	5.000		08/01/25	375	420,502
Revenue, Transportation Infrastructure, Series A	5.000		09/01/24	165	183,703

					2,680,796

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS (Continued)

Delaware 0.8%
Delaware State Economic Development Authority, Revenue, Aspira Charter School, Series A	3.250%	06/01/26	800	$740,168
Revenue, Newark Charter School, Series A, Rfdg	2.800	09/01/26	435	424,999

				1,165,167

District of Columbia 2.4%
District of Columbia Friendship Public Charter School, Revenue	3.550	06/01/22	650	657,286
District of Columbia KIPP Charter School, Revenue, KIPP Project, Series B, Rfdg	5.000	07/01/27	125	140,924
Revenue, Rfdg (Escrowed to Maturity Date 07/01/23)(ee)	5.000	07/01/23	275	299,247
Metropolitan Washington Airports Authority, Revenue, AMT, Rfdg	5.000	10/01/26	2,000	2,287,120

				3,384,577

Florida 6.7%
City of Tallahassee, Revenue, Memorial Healthcare, Inc., Project, Series A	5.000	12/01/23	220	242,332
Revenue, Memorial Healthcare, Inc., Project, Series A	5.000	12/01/25	550	614,773
Cityplace Community Development District, Special Assessment, Rfdg	5.000	05/01/20	740	773,648
Florida Higher Educational Facilities Financial Authority, Revenue, Nova Southeastern University, Rfdg	4.000	04/01/21	40	41,395
Greater Orlando Aviation Authority, Revenue, Jet Blue Airways Corp., AMT, Rfdg	5.000	11/15/26	500	531,715
Lakewood Ranch Stewardship District, Special Assessment	4.000	05/01/21	300	303,819
Special Assessment	4.250	05/01/25	400	404,404
Special Assessment	4.250	05/01/26	250	254,018
Special Assessment	4.625	05/01/27	500	511,645
Martin County Industrial Development Authority, Revenue, Indiantown Co-Generation LP, AMT, Rfdg, 144A	3.950	12/15/21	250	255,705
Myrtle Creek Improvement District, Special Assessment, Series A, BAM, Rfdg	4.000	05/01/27	1,000	1,043,450
Orange County Health Facilities Authority, Revenue, Regional Healthcare, NATL, Series C, Rfdg (Escrowed to Maturity Date 10/01/21)(ee)	6.250	10/01/21	65	68,965
Palm Beach County Health Facilities Authority, Revenue, Sinai Residences, Series A, Rfdg	6.750	06/01/24	450	507,946
Village Community Development District No. 04, Special Assessment, Revenue, Rfdg	4.125	05/01/21	95	98,577

See Notes to Financial Statements.

PGIM Short Duration Muni High Income Fund	15

Schedule of Investments (unaudited) (continued)

as of September 30, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS (Continued)

Florida (cont’d.)
Village Community Development District No. 05, Phase I, Special Assessment, Revenue, Rfdg	3.000%		05/01/21	155	$157,069
Village Community Development District No. 06, Special Assessment, Revenue, Rfdg	3.000		05/01/20	200	202,844
Special Assessment, Revenue, Rfdg	3.000		05/01/21	170	172,791
Special Assessment, Revenue, Rfdg	4.000		05/01/26	250	259,775
Village Community Development District No. 07, Special Assessment, Revenue, Rfdg	4.000		05/01/21	475	495,111
Special Assessment, Revenue, Rfdg	4.000		05/01/24	860	917,543
Special Assessment, Revenue, Rfdg	4.000		05/01/25	240	255,857
Special Assessment, Revenue, Rfdg	4.000		05/01/26	285	301,026
Village Community Development District No. 10, Special Assessment, Revenue	4.500		05/01/23	315	332,127
Village Community Development District No. 11, Special Assessment, Revenue	3.250		05/01/19	185	186,722
Village Community Development District No. 12, Special Assessment, Revenue	2.875		05/01/21	495	497,500
Special Assessment, Revenue, 144A	3.250		05/01/23	250	250,670

					9,681,427

Georgia 2.2%
Burke County Development Authority, Revenue, Variable Oglethorpe Power Corp., Series V, Rfdg, (Mandatory Put Date 02/03/25)	3.250		11/01/45	500	494,335
Main Street Natural Gas, Inc., Revenue, Series B, (Mandatory Put Date 09/01/23), 1 Month LIBOR + 0.750%	2.170	(c)	04/01/48	1,000	994,210
Revenue, Sub-Series C (Mandatory Put Date 12/01/23)	4.000		08/01/48	1,000	1,051,880
Private Colleges & Universities Authority, Revenue, Savannah College of Art & Design	5.000		04/01/22	625	678,106

					3,218,531

Idaho 0.7%
County of Nez Perce, Revenue, Rfdg	2.750		10/01/24	1,000	981,840

Illinois 20.6%
Chicago Board of Education, Dedicated Revenues, GO, Rfdg	4.250		12/01/18	375	375,608
Dedicated Revenues, Series B, GO, AMBAC, Rfdg	5.000		12/01/18	350	350,991
Series A, GO, AMBAC, Rfdg	5.500		12/01/23	315	342,493
Series A, GO, Rfdg	4.000		12/01/20	500	503,380

See Notes to Financial Statements.

16

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS (Continued)

Illinois (cont’d.)
Chicago Board of Education, (cont’d.)
Series A, NATL, GO, Rfdg	5.000%		12/01/18	160	$160,496
Series F, GO, Rfdg	5.000		12/01/18	1,815	1,820,136
Series F, GO, Rfdg	5.000		12/01/19	305	310,615
Series F, GO, Rfdg	5.000		12/01/22	1,000	1,041,070
Series F, GO, Rfdg (Escrowed to Maturity Date 12/01/19)(ee)	5.000		12/01/19	70	72,377
Chicago O’Hare International Airport, Revenue, Series C, AMT, Rfdg	5.000		01/01/23	200	219,006
Chicago Transit Authority, Revenue, Federal Transit Administration Section 530, AGM, Rfdg	5.000		06/01/22	1,630	1,731,728
City of Chicago, Series A, GO	4.000		12/01/18	250	250,590
Series A, GO	5.000		01/01/20	200	204,778
Series A, GO, Rfdg (Escrowed to Maturity Date 01/01/24)(ee)	5.000		01/01/24	335	341,228
Series B, GO, Rfdg	5.000		01/01/19	750	754,080
Series B, GO, Rfdg	5.000		01/01/23	370	393,661
Series C, GO, Rfdg	5.000		01/01/20	250	255,940
Series C, GO, Rfdg	5.000		01/01/22	945	994,934
City of Chicago Wastewater Transmission, Revenue, Second Lien	4.000		01/01/20	1,120	1,143,106
Revenue, Second Lien, Rfdg	5.000		01/01/25	390	416,438
Revenue, Second Lien, Series C, Rfdg	5.000		01/01/22	990	1,063,814
City of Chicago Waterworks, Revenue, Second Lien	4.000		11/01/24	110	114,579
Revenue, Second Lien Project	4.000		11/01/21	375	390,551
Revenue, Second Lien, AGM, Rfdg	4.250		11/01/18	300	300,483
Revenue, Second Lien, Rfdg	4.000		11/01/19	490	498,835
Revenue, Second Lien, Rfdg	4.000		11/01/20	1,065	1,098,047
Revenue, Second Lien, Rfdg	5.000		11/01/20	385	404,870
Revenue, Second Lien, Rfdg	5.000		11/01/22	750	817,117
Revenue, Second Lien, Rfdg	5.000		11/01/24	600	669,408
Revenue, Second Lien, Series 2017-2, Rfdg	5.000		11/01/24	270	301,234
City of Springfield Electric, Revenue, Senior Lien, Rfdg	5.000		03/01/22	275	297,825
County of Cook, Series A, GO, Rfdg	5.000		11/15/23	1,000	1,121,960
Illinois Finance Authority, Revenue, Advocate Healthcare Network, Series D	5.500		11/01/18	30	30,085
Revenue, Advocate Healthcare, Series A-2, Rfdg (Mandatory Put Date 02/12/20)	5.000	(cc)	11/01/30	350	363,349

See Notes to Financial Statements.

PGIM Short Duration Muni High Income Fund	17

Schedule of Investments (unaudited) (continued)

as of September 30, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS (Continued)

Illinois (cont’d.)
Illinois Finance Authority, (cont’d.)
Revenue, Presbyterian Homes, Series B, Rfdg (Mandatory Put Date 05/01/21), 1 Month LIBOR + 1.350%	2.830	%(c)	05/01/36	500	$502,110
Revenue, Silver Cross Hospital, Series C, Rfdg	5.000		08/15/19	155	158,024
Railsplitter Tobacco Settlement Authority, Revenue	5.000		06/01/24	500	557,225
Revenue	5.375		06/01/21	705	757,276
Regional Transportation Authority, Revenue, Series A, Rfdg	5.500		07/01/25	760	881,782
State of Illinois, GO	5.000		02/01/22	200	208,640
GO, AGM, Rfdg	4.000		01/01/20	525	533,494
GO, Rfdg	5.000		02/01/24	500	526,460
Revenue	5.000		06/15/24	705	765,094
Revenue, Junior Series D, BAM, Rfdg	5.000		06/15/25	1,325	1,488,187
Revenue, Series A, GO	4.000		06/15/19	150	151,680
Series 2010, GO, AGM, Rfdg	5.000		01/01/20	200	205,670
Series A, GO	4.000		01/01/23	360	361,836
Series A, GO	5.000		04/01/20	455	468,564
Series A, GO, AGM	4.000		09/01/22	150	150,188
Series B, GO, Rfdg	5.250		01/01/21	715	743,192
Series D, GO	5.000		11/01/23	1,500	1,578,165
University of Illinois, Revenue, Series A, Rfdg	5.000		04/01/26	425	473,246

					29,665,645

Indiana 0.9%
City of Rockport, Revenue, Power Co. Project, Series A, Rfdg	3.050		06/01/25	500	497,895
Gary Chicago International Airport Authority, Revenue, AMT	5.000		02/01/20	835	862,238

					1,360,133

Iowa 0.7%
Iowa Finance Authority, Revenue, Iowa Fertilizer Co. Project, Rfdg	5.000		12/01/19	540	551,491
Revenue, Iowa Fertilizer Co. Project, Rfdg	5.500		12/01/22	415	416,565

					968,056

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS (Continued)

Kentucky 1.1%
Kentucky Economic Development Finance Authority, Revenue, Owensboro Medical Health Systems, Series A	5.250%	06/01/20	500	$517,445
Kentucky Public Energy Authority, National Gas Utility, Revenue, Series B, (Mandatory Put Date 01/01/25)	4.000	01/01/49	1,000	1,054,790

				1,572,235

Louisiana 1.3%
City of New Orleans, GO, Rfdg	5.000	12/01/22	100	109,866
GO, Rfdg	5.000	12/01/23	150	167,362
City of New Orleans Sewerage Service, Revenue	5.000	06/01/23	300	331,977
Revenue	5.000	06/01/24	200	225,458
Revenue, Rfdg	5.000	06/01/19	400	407,596
Revenue, Rfdg	5.000	06/01/20	350	365,855
Louisiana Public Facilities Authority, Revenue, Ochsner Clinic Foundation, Rfdg	5.000	05/15/22	265	288,071

				1,896,185

Maryland 0.4%
Frederick County Special Obligation, Urbana Community Development Authorization, Specialty Tax, Series A, Rfdg	5.000	07/01/20	100	105,459
Specialty Tax, Series A, Rfdg	5.000	07/01/21	100	105,868
Maryland Economic Development Corp., Revenue, Transportation Project, Series A, Rfdg	5.000	06/01/24	350	387,352

				598,679

Massachusetts 0.2%
Massachusetts Development Finance Agency, Revenue, International Charter School, Rfdg	4.000	04/15/20	220	223,608

Michigan 0.4%
Michigan Finance Authority, Revenue, Local Government Loan Program, Series D-1, Rfdg	5.000	07/01/22	400	436,144
Oakland County Economic Development Corp., Revenue, Roman Catholic Archdiocese of Detroit, Rfdg	6.500	12/01/20	160	162,702

				598,846

See Notes to Financial Statements.

PGIM Short Duration Muni High Income Fund	19

Schedule of Investments (unaudited) (continued)

as of September 30, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS (Continued)

Minnesota 0.5%
City of St. Paul Housing & Redevelopment Authority, Revenue, Healtheast Care System Project, Rfdg (Escrowed to Maturity Date 11/15/20)(ee)	5.000%	11/15/20	500	$529,785
Shakopee Healthcare Facility, Revenue, St. Francis Regional Medical Center, Rfdg	5.000	09/01/19	185	189,114

				718,899

Missouri 0.4%
Health & Educational Facilities Authority of the State of Missouri, Revenue, Lutheran Senior Services, Rfdg	2.150	02/01/19	500	499,920
Revenue, St. Louis College of Pharmacy Project, Rfdg	5.000	05/01/19	125	127,386

				627,306

Nevada 0.5%
Clark County Airport Department of Aviation, Revenue, Jet Aviation Fuel Tax, Series A, AMT, Rfdg	5.000	07/01/21	500	534,760
State of Nevada Department of Business & Industry, Revenue, Somerset Academy, Series A, 144A	4.500	12/15/29	250	251,360

				786,120

New Jersey 8.6%
Casino Reinvestment Development Authority, Revenue, Rfdg	4.000	11/01/19	500	508,100
New Jersey Building Authority, Revenue, Series A, Rfdg	5.000	06/15/21	625	660,362
Revenue, Series A, Rfdg (Escrowed to Maturity Date 06/15/21)(ee)	5.000	06/15/21	60	64,498
New Jersey Economic Development Authority, Revenue, Continental Airlines, Inc., AMT, Rfdg	5.750	09/15/27	700	766,591
Revenue, Police Barracks Project	4.750	06/15/19	245	249,016
Revenue, Port Newark Container, AMT, Rfdg	5.000	10/01/21	500	531,265
Revenue, School Facilities Construction, Series NN, Rfdg (Escrowed to Maturity Date 03/01/19)(ee)	5.000	03/01/19	150	151,885
Revenue, Series XX, Rfdg	5.000	06/15/22	800	857,384
Revenue, Series XX, Rfdg	5.000	06/15/24	420	458,875
Revenue, Transit Project Sublease, Series A, Rfdg	5.000	05/01/19	275	279,268
Revenue, United Airlines, Series A, AMT	4.875	09/15/19	510	519,777
New Jersey Health Care Facilities Financing Authority, Revenue, Holy Name Medical Center, Rfdg	4.250	07/01/19	150	151,725
Revenue, Holy Name Medical Center, Rfdg	4.500	07/01/20	310	319,663
Revenue, Holy Name Medical Center, Rfdg	5.000	07/01/19	235	238,997

See Notes to Financial Statements.

20

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS (Continued)

New Jersey (cont’d.)
New Jersey Health Care Facilities Financing Authority, (cont’d.)
Revenue, University Hospital, Series A, AGM, Rfdg	5.000%		07/01/23	500	$551,600
Revenue, Virtua Health, Rfdg	5.000		07/01/21	125	134,276
New Jersey Transportation Trust Fund Authority, Revenue, Series AA	5.000		06/15/19	100	101,868
Revenue, Series B, AGM, Rfdg	5.500		12/15/21	175	190,717
Revenue, Series B, NATL, Rfdg	5.500		12/15/20	200	213,174
Revenue, Series B, Rfdg	5.250		12/15/19	440	454,978
Revenue, Transportation Project, Series AA	5.000		06/15/22	315	338,052
New Jersey Turnpike Authority, Revenue, Variable, Series D-1, Rfdg, 1 Month LIBOR + 0.700%	2.180	(c)	01/01/24	1,000	1,003,800
South Jersey Transportation Authority LLC, Revenue, Series A, Rfdg	5.000		11/01/20	100	105,348
Revenue, Series A, Rfdg	5.000		11/01/21	350	375,672
Tobacco Settlement Financing Corp., Revenue, Series A, Rfdg	5.000		06/01/28	1,000	1,142,310
Revenue, Sub-Series B, Rfdg	3.200		06/01/27	2,000	1,992,440

					12,361,641

New York 4.9%
New York State Dormitory Authority, Revenue, Orange Regional Medical Center, Rfdg, 144A	5.000		12/01/21	500	533,850
New York State Energy Research & Development Authority, Revenue, Series B, Rfdg (Mandatory Put Date 05/01/20)	2.000		02/01/29	500	496,990
New York Transportation Development Corp., Revenue, Delta Air Lines, Inc., AMT	5.000		01/01/27	2,000	2,237,520
Revenue, Terminal One Group Association, AMT, Rfdg	5.000		01/01/22	1,000	1,071,010
Revenue, Terminal One Group Association, AMT, Rfdg	5.000		01/01/23	1,000	1,085,810
Port Authority of New York & New Jersey, Revenue, JFK International Air Terminal	5.000		12/01/20	1,540	1,589,696

					7,014,876

North Carolina 0.4%
North Carolina Medical Care Commission, Revenue, Pennybyrn at Maryfield, Rfdg	5.000		10/01/20	500	522,015

North Dakota 0.4%
Burleigh County Healthcare, St. Alexius Project, Revenue, Series A, Rfdg (Escrowed to Maturity Date 07/01/20)(ee)	4.000		07/01/20	500	514,980

See Notes to Financial Statements.

PGIM Short Duration Muni High Income Fund	21

Schedule of Investments (unaudited) (continued)

as of September 30, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS (Continued)

Ohio 4.4%
Buckeye Tobacco Settlement Financing Authority, Revenue, Asset-Backed, Senior Turbo, Series A-2	5.125%	06/01/24	3,505	$3,470,336
Revenue, Asset-Backed, Senior Turbo, Series A-2	5.875	06/01/30	1,000	1,004,960
Cleveland-Cuyahoga County Port Authority, Revenue, Playhouse Square Foundation Project, Rfdg	5.000	12/01/28	250	268,320
County of Cuyahoga, Revenue, MetroHealth System, Rfdg	5.000	02/15/25	695	755,687
Ohio Air Quality Development Authority, Revenue, Pratt Paper LLC Project, AMT, 144A	3.750	01/15/28	500	499,980
State of Ohio, Revenue, Portsmouth Bypass Project, AMT	5.000	06/30/19	265	270,144

				6,269,427

Oklahoma 0.5%
Oklahoma Development Finance Authority, Revenue, University of Oklahoma Medicine Project, Series B	5.000	08/15/25	450	501,637
Tulsa Airports Improvement Trust, Revenue, American Airlines Group, AMT, Rfdg (Mandatory Put Date 06/01/25)	5.000	06/01/35	250	265,688

				767,325

Oregon 0.1%
Hospital Facilities Authority of Multnomah County, Revenue, Mirabella at South Water Front, Series A, Rfdg	5.000	10/01/19	110	111,461

Pennsylvania 4.9%
Allegheny County Hospital Development Authority, Revenue, Allegheny Health Network, Series A, Rfdg	5.000	04/01/27	1,000	1,133,790
Chester County Industrial Development Authority, Revenue, Renaissance Academy Christian School, Rfdg	3.750	10/01/24	390	394,731
Commonwealth Financing Authority, Revenue, Tobacco Master Settlement Payment	5.000	06/01/25	1,000	1,122,520
Commonwealth of Pennsylvania, First Series, GO, Rfdg	5.000	08/15/25	1,000	1,136,580
Series A, Certificate of Participation, Rfdg	5.000	07/01/26	500	560,935
East Hempfield Township Industrial Development Authority, Revenue, Willow Valley Community, Rfdg	5.000	12/01/23	500	551,515
Montgomery County Industrial Development Authority, Revenue, Exelon Generation Co., Series A, AMT, Rfdg (Mandatory Put Date 04/01/20)	2.700	10/01/34	1,000	997,820

See Notes to Financial Statements.

22

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS (Continued)

Pennsylvania (cont’d.)
Moon Industrial Development Authority, Revenue, Baptist Homes Society, Rfdg	5.000%		07/01/20	320	$327,065
Pennsylvania Economic Development Financing Authority, Revenue, Pennsylvania Bridges Finco LP, AMT	5.000		12/31/18	250	251,685
Pennsylvania Turnpike Commission, Revenue, Series A-2, Rfdg	5.000		12/01/26	470	544,608

					7,021,249

Rhode Island 1.1%
Tobacco Settlement Financing Corp., Revenue, Senior Series 1A, Rfdg	5.000		06/01/24	1,185	1,321,287
Revenue, Series A, Rfdg	5.000		06/01/22	300	325,764

					1,647,051

South Carolina 0.9%
Patriots Energy Group Financing Agency, National Gas Utility, Revenue, Series A, (Mandatory Put Date 02/01/24)	4.000	(cc)	10/01/48	1,000	1,054,950
South Carolina Public Service Authority, Revenue, Santee Cooper, Series A, Rfdg	5.000		12/01/24	280	297,293

					1,352,243

Tennessee 0.7%
Memphis-Shelby County Industrial Development Board, Senior Tax Project, Rfdg	4.750		07/01/27	650	679,295
Tennessee Energy Acquisition Corp., Revenue, Series C	5.000		02/01/20	270	279,418

					958,713

Texas 10.8%
Austin Convention Enterprises, Inc., Revenue, First Tier Convention Center, Rfdg	5.000		01/01/26	1,350	1,522,894
Revenue, Second Tier Convention Center, Series B, Rfdg	5.000		01/01/25	650	727,051
Bexar County Health Facilities Development Corp., Revenue, Army Retirement Residence Foundation, Rfdg	5.000		07/15/24	500	544,690
Board of Managers Joint Guadalupe County-City of Seguin Hospital, Revenue, Rfdg	5.000		12/01/21	1,000	1,039,340
Central Texas Regional Mobility Authority, Revenue, Senior Lien, Series A, Rfdg	5.000		01/01/23	610	671,323

See Notes to Financial Statements.

PGIM Short Duration Muni High Income Fund	23

Schedule of Investments (unaudited) (continued)

as of September 30, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS (Continued)

Texas (cont’d.)
Central Texas Regional Mobility Authority, (cont’d.)
Revenue, Sub Lien, Rfdg	5.000%		01/01/21	180	$190,334
City of Houston Airport System, Revenue, Sub-Series A, AMT	5.000		07/01/25	1,000	1,138,320
Clifton Higher Education Finance Corp., Revenue, Idea Academy, Inc.	3.750		08/15/22	345	352,673
Revenue, Idea Academy, Inc. (Pre-refunded Date 08/15/21)(ee)	5.500		08/15/31	410	446,338
Revenue, Idea Public Schools, Series B	4.000		08/15/23	610	640,817
Revenue, Idea Public Schools, Series B	5.000		08/15/25	210	234,098
Dallas County Flood Control District No. 1, GO, Rfdg, 144A	5.000		04/01/20	750	772,470
Decatur Hospital Authority, Wise Regional Health Systems, Revenue, Series A, Rfdg	4.000		09/01/20	200	204,064
Revenue, Series A, Rfdg	5.000		09/01/22	150	160,311
Revenue, Series A, Rfdg	5.000		09/01/23	150	162,183
Houston Higher Education Finance Corp., Revenue, Cosmos Foundation, Series A, Rfdg	4.000		02/15/22	75	76,768
Kerrville Health Facilities Development Corp., Revenue, Peterson Regional Medical Center Project, Rfdg	5.000		08/15/22	485	522,932
New Hope Cultural Education Facilities Finance Corp., Revenue, Jubilee Academic Center Project, 144A	4.250		08/15/27	500	494,520
Revenue, MRC Crestview, Rfdg	4.000		11/15/26	1,060	1,068,014
Revenue, Tarelton St. University Student Housing Project, Series A	4.000		04/01/21	300	308,331
North Texas Tollway Authority, Revenue, Series A, Rfdg	5.000		01/01/21	100	105,967
Tarrant County Cultural Education Facilities Finance Corp., Revenue, Trinity Terrace Project, Series A-1, Rfdg	5.000		10/01/29	630	676,141
Texas Municipal Gas Acquisition & Supply Corp. I, Revenue, Senior Lien, Series A	5.250		12/15/19	100	103,488
Revenue, Senior Lien, Series B, 3 Month LIBOR + 0.700%	2.264	(c)	12/15/26	825	814,432
Revenue, Senior Lien, Series D	6.250		12/15/26	1,005	1,155,358
Texas Municipal Gas Acquisition & Supply Corp. II, Revenue, 3 Month LIBOR + 0.870%	2.434	(c)	09/15/27	1,405	1,392,088

					15,524,945

Utah 0.3%
Salt Lake City Corp. Airport, Revenue, Series A, AMT	5.000		07/01/22	250	272,120
Utah Charter School Finance Authority, Revenue, Spectrum Academy Project, 144A	4.300		04/15/25	140	140,888

					413,008

See Notes to Financial Statements.

24

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS (Continued)

Vermont 0.1%
Vermont Economic Development Authority, Revenue, Wake Robin Corp. Project, Rfdg	5.000%	05/01/21	100	$104,979

Virginia 0.9%
Virginia College Building Authority, Revenue, Green Bond, Marymount University Project, Series B, 144A	5.000	07/01/20	500	516,790
Revenue, Marymount University Project, Series A, Rfdg, 144A	5.000	07/01/20	525	542,629
Virginia Small Business Financing Authority, Revenue, Senior Lien, Express Lanes, AMT	4.250	07/01/22	150	159,275

				1,218,694

Washington 0.2%
Washington Health Care Facilities Authority, Revenue, Overlake Medical Center, Rfdg	5.000	07/01/20	300	314,523

West Virginia 0.9%
Harrison County Commission, Revenue, Monongahela Power Co., Series A, AMT, Rfdg, (Mandatory Put Date 10/15/21)	3.000	10/15/37	500	497,985
Monongalia County Commission Special District, Revenue, Series A, Rfdg, 144A	4.500	06/01/27	250	247,337
West Virginia Economic Development Authority, Revenue, Wheeling Power Co. Mitchell, Series A, AMT, Rfdg (Mandatory Put Date 04/01/22)	3.000	06/01/37	500	498,025

				1,243,347

Wisconsin 2.6%
Public Finance Authority, Revenue, Bancroft Neurohealth Project, Series A, Rfdg, 144A	5.000	06/01/23	500	530,225
Revenue, Celanese U.S. Holdings LLC, Series A, AMT, Rfdg, 144A	5.000	01/01/24	1,000	1,094,860
Revenue, Series E, AMT, Rfdg	5.000	07/01/23	2,000	2,130,740

				3,755,825
TOTAL INVESTMENTS 97.5% (cost $140,236,259)				140,205,291
Other assets in excess of liabilities 2.5%				3,590,689

NET ASSETS 100.0%				$143,795,980

See Notes to Financial Statements.

PGIM Short Duration Muni High Income Fund	25

Schedule of Investments (unaudited) (continued)

as of September 30, 2018

The following abbreviations are used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

AGM—Assured Guaranty Municipal Corp.

AMBAC—American Municipal Bond Assurance Corp.

AMT—Alternative Minimum Tax

BAM—Build America Mutual

GO—General Obligation

IDB—Industrial Development Bond

LIBOR—London Interbank Offered Rate

NATL—National Public Finance Guaranty Corp.

PCR—Pollution Control Revenue

Rfdg—Refunding

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2018.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ee)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and /or U.S. guaranteed obligations.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Municipal Bonds
Alabama	$—	$1,000,000	$—
Arizona	—	4,089,217	—
California	—	6,107,497	—
Colorado	—	7,764,225	—
Connecticut	—	2,680,796	—
Delaware	—	1,165,167	—
District of Columbia	—	3,384,577	—
Florida	—	9,681,427	—
Georgia	—	3,218,531	—
Idaho	—	981,840	—
Illinois	—	29,665,645	—
Indiana	—	1,360,133	—

See Notes to Financial Statements.

26

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Municipal Bonds (continued)
Iowa	$—	$968,056	$—
Kentucky	—	1,572,235	—
Louisiana	—	1,896,185	—
Maryland	—	598,679	—
Massachusetts	—	223,608	—
Michigan	—	598,846	—
Minnesota	—	718,899	—
Missouri	—	627,306	—
Nevada	—	786,120	—
New Jersey	—	12,361,641	—
New York	—	7,014,876	—
North Carolina	—	522,015	—
North Dakota	—	514,980	—
Ohio	—	6,269,427	—
Oklahoma	—	767,325	—
Oregon	—	111,461	—
Pennsylvania	—	7,021,249	—
Rhode Island	—	1,647,051	—
South Carolina	—	1,352,243	—
Tennessee	—	958,713	—
Texas	—	15,524,945	—
Utah	—	413,008	—
Vermont	—	104,979	—
Virginia	—	1,218,694	—
Washington	—	314,523	—
West Virginia	—	1,243,347	—
Wisconsin	—	3,755,825	—

Total	$—	$140,205,291	$—

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of September 30, 2018 were as follows:

Healthcare	14.7%
Special Tax/Assessment District	12.7
General Obligation	12.5
Corporate Backed IDB & PCR	12.4
Education	9.2
Transportation	8.6
Tobacco	8.2
Pre-pay Gas	6.5
Water & Sewer	6.2
Lease Backed Certificate of Participation	3.2%
Development	1.8
Power	1.5

97.5
Other assets in excess of liabilities	2.5

100.0%

See Notes to Financial Statements.

PGIM Short Duration Muni High Income Fund	27

Schedule of Investments (unaudited) (continued)

as of September 30, 2018

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate contracts risk. The effect of such derivative instruments on the financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

The Fund did not hold any derivative instruments as of September 30, 2018, accordingly, no derivative positions were presented in the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended September 30, 2018 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$6,538

For the six months ended September 30, 2018, the Fund did not have any net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended September 30, 2018, the Fund’s average volume of derivative activities is as follows:

Futures Contracts— Short Positions(1)
$636,885

(1)	Notional Amount in USD.

See Notes to Financial Statements.

28

Statement of Assets & Liabilities (unaudited)

as of September 30, 2018

Assets
Unaffiliated investments (cost $140,236,259)	$140,205,291
Receivable for Fund shares sold	2,519,682
Interest receivable	1,773,864
Receivable for investments sold	175,000
Prepaid expenses	1,476

Total Assets	144,675,313

Liabilities
Payable for Fund shares reacquired	583,641
Payable to custodian	91,125
Accrued expenses and other liabilities	74,858
Dividends payable	69,638
Management fee payable	38,275
Distribution fee payable	20,813
Affiliated transfer agent fee payable	983

Total Liabilities	879,333

Net Assets	$143,795,980

Net assets were comprised of:
Shares of beneficial interest, at par	$14,277
Paid-in capital in excess of par	145,110,136

145,124,413
Undistributed net investment income	332,723
Accumulated net realized loss on investment transactions	(1,630,188)
Net unrealized depreciation on investments	(30,968)

Net assets, September 30, 2018	$143,795,980

See Notes to Financial Statements.

PGIM Short Duration Muni High Income Fund	29

Statement of Assets & Liabilities (unaudited)

as of September 30, 2018

Class A
Net asset value and redemption price per share, ($31,411,677 ÷ 3,117,427 shares of beneficial interest issued and outstanding)	$10.08
Maximum sales charge (3.25% of offering price)	0.34

Maximum offering price to public	$10.42

Class C
Net asset value, offering price and redemption price per share,
($17,606,438 ÷ 1,749,106 shares of beneficial interest issued and outstanding)	$10.07

Class Z
Net asset value, offering price and redemption price per share,
($93,235,575 ÷ 9,257,075 shares of beneficial interest issued and outstanding)	$10.07

Class R6
Net asset value, offering price and redemption price per share,
($1,542,290 ÷ 153,180 shares of beneficial interest issued and outstanding)	$10.07

See Notes to Financial Statements.

30

Statement of Operations (unaudited)

Six Months Ended September 30, 2018

Net Investment Income (Loss)
Interest income	$2,218,459

Expenses
Management fee	403,263
Distribution fee(a)	136,004
Transfer agent’s fees and expenses (including affiliated expense of $ 2,932)(a)	61,906
Custodian and accounting fees	37,863
Registration fees(a)	36,698
Audit fee	21,493
Shareholders’ reports	13,517
Legal fees and expenses	9,803
Trustees’ fees	7,528
Miscellaneous	7,325

Total expenses	735,400
Less: Fee waiver and/or expense reimbursement(a)	(158,469)
Custodian fee credit	(656)

Net expenses	576,275

Net investment income (loss)	1,642,184

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions	(355,747)
Futures transactions	6,538

(349,209)

Net change in unrealized appreciation (depreciation) on investments	(72,778)

Net gain (loss) on investment transactions	(421,987)

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,220,197

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	40,578	95,426	—	—
Transfer agent’s fees and expenses	8,192	5,671	48,025	18
Registration fees	9,081	8,410	12,303	6,904
Fee waiver and/or expense reimbursement	(30,563)	(21,906)	(98,739)	(7,261)

See Notes to Financial Statements.

PGIM Short Duration Muni High Income Fund	31

Statements of Changes in Net Assets (unaudited)

	Six Months Ended September 30, 2018	Year Ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,642,184	$2,930,150
Net realized gain (loss) on investment transactions	(349,209)	(484,666)
Net change in unrealized appreciation (depreciation) on investments	(72,778)	978,520

Net increase (decrease) in net assets resulting from operations	1,220,197	3,424,004

Dividends from net investment income
Class A	(343,809)	(795,132)
Class C	(131,240)	(277,358)
Class Z	(1,117,642)	(1,718,832)
Class R6	(9,114)	(198)

	(1,601,805)	(2,791,520)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	49,052,667	71,917,437
Net asset value of shares issued in reinvestment of dividends	1,090,118	1,658,596
Cost of shares reacquired	(47,346,019)	(52,401,883)

Net increase (decrease) in net assets from Fund share transactions	2,796,766	21,174,150

Total increase (decrease)	2,415,158	21,806,634

Net Assets:
Beginning of period	141,380,822	119,574,188

End of period(a)	$143,795,980	$141,380,822

(a) Includes undistributed/(distributions in excess of) net investment income of:	$332,723	$292,344

See Notes to Financial Statements.

32

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 12 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust was established as a Delaware business trust on October 24, 1997. The Trust currently consists of the following six series: PGIM QMA Large-Cap Core Equity PLUS Fund, PGIM QMA Long-Short Equity Fund and PGIM Short Duration Muni High Income Fund, each of which are diversified funds and PGIM Global Real Estate Fund, PGIM Jennison Technology Fund and PGIM US Real Estate Fund, each of which are non-diversified funds for purposes of the 1940 Act and may invest a greater percentage of their assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund. These financial statements relate only to the PGIM Short Duration Muni High Income Fund (the “Fund”). Effective June 11, 2018, the Funds’ names were changed by replacing “Prudential” with “PGIM” and each Fund’s Class Q shares were renamed Class R6 shares.

The investment objective of the Fund is to provide the maximum amount of income that is eligible for exclusion from federal income taxes.

1. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, a Valuation Committee has been established as two persons, being one or more officers of the Trust, including: the Trust’s Treasurer (or the Treasurer’s direct reports); and the Trust’s Chief or Deputy Chief Compliance Officer (or Vice-President-level direct reports of the Chief or Deputy Chief Compliance Officer). Under the current valuation procedures, the Valuation Committee of the Board is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from

PGIM Short Duration Muni High Income Fund	33

Notes to Financial Statements (unaudited) (continued)

market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820.

Derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also

34

valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s subadviser under the guidelines adopted by the Trustees of the Trust. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in

PGIM Short Duration Muni High Income Fund	35

Notes to Financial Statements (unaudited) (continued)

the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in value of equities. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an annual accrual basis, which may require the use of certain estimates by management that may differ from actual, Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains and (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fee, transfer agent fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Custody Fee Credits: The Fund has an arrangement with its custodian bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian. Such custody fee credits, if any, are presented as a reduction of gross expenses in the accompanying Statement of Operations.

36

Dividends and Distributions: The Fund expects to declare dividends of its net investment income daily and pay such dividends monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Trust, on behalf of the Fund, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, PGIM Investments provides all of the administrative functions necessary for the organization, operation and management of the Fund. PGIM Investments administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by, the Fund’s custodian, and the Fund’s transfer agent. PGIM Investments is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

PGIM Investments has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its PGIM Fixed Income unit. The subadvisory agreement provides that PGIM, Inc. will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PGIM, Inc. is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of PGIM, Inc., the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PGIM Investments is accrued daily and payable monthly at an annual rate of 0.55% of the Fund’s average daily net assets up to and including $5 billion, 0.525% on the next $5 billion of average daily net assets, and 0.515% of the Fund’s average daily net assets in excess of $10 billion. The management fee rate before any waivers and/or expense reimbursements was 0.55% for the six months ended September 30, 2018.

PGIM Short Duration Muni High Income Fund	37

Notes to Financial Statements (unaudited) (continued)

PGIM Investments has contractually agreed, through July 31, 2019, to limit total annual fund operating expenses after fee waivers and/or expense reimbursements to 0.85% of average daily net assets for Class A shares, 1.60% of average daily net assets for Class C shares, 0.60% of average daily net assets for Class Z shares, and 0.60% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expense), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursements is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) who acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z or Class R6 shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.25% and 1% of the average daily net assets of the Class A and Class C shares, respectively.

PIMS has advised the Fund that it received $9,836 in front-end sales charges resulting from sales of Class A shares during the six months ended September 30, 2018. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended September 30, 2018, it received $2,759 and $988 in contingent deferred sales charges imposed upon redemptions by certain Class A and Class C shareholders, respectively.

PGIM Investments, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer

38

agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board. For the six months ended September 30, 2018, the Fund’s purchases and sales transactions under Rule 17a-7, were $2,801,009 and $6,403,077, respectively. There were no realized gains (losses) associated with these 17a-7 transactions during the reporting period.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the six months ended September 30, 2018, were $79,000,673 and $78,247,521, respectively.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of September 30, 2018 were as follows:

Tax Basis	$140,037,413

Gross Unrealized Appreciation	955,814
Gross Unrealized Depreciation	(787,936)

Net Unrealized Appreciation	$167,878

The book basis may differ from tax basis due to certain tax-related adjustments.

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase

PGIM Short Duration Muni High Income Fund	39

Notes to Financial Statements (unaudited) (continued)

Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class Z and Class R6 shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest at $0.001 par value per share.

As of September 30, 2018, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned 1,018 Class R6 shares of the Fund. At reporting period end, six shareholders of record held 82% of the Fund’s outstanding shares on behalf of multiple beneficial owners.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended September 30, 2018:
Shares sold	468,389	$4,729,595
Shares issued in reinvestment of dividends and distributions	21,730	219,814
Shares reacquired	(1,342,003)	(13,563,952)

Net increase (decrease) in shares outstanding before conversion	(851,884)	(8,614,543)
Shares issued upon conversion from other share class(es)	98,914	1,004,837
Shares reacquired upon conversion into other share class(es)	(110,406)	(1,117,344)

Net increase (decrease) in shares outstanding	(863,376)	$(8,727,050)

Year ended March 31, 2018:
Shares sold	1,598,580	$16,271,516
Shares issued in reinvestment of dividends and distributions	51,589	524,300
Shares reacquired	(1,507,946)	(15,358,050)

Net increase (decrease) in shares outstanding before conversion	142,223	1,437,766
Shares issued upon conversion from other share class(es)	5,391	54,730
Shares reacquired upon conversion into other share class(es)	(253,091)	(2,583,514)

Net increase (decrease) in shares outstanding	(105,477)	$(1,091,018)

40

Class C	Shares	Amount
Six months ended September 30, 2018:
Shares sold	205,708	$2,079,512
Shares issued in reinvestment of dividends and distributions	7,135	72,110
Shares reacquired	(404,173)	(4,086,363)

Net increase (decrease) in shares outstanding before conversion	(191,330)	(1,934,741)
Shares reacquired upon conversion into other share class(es)	(71,521)	(721,296)

Net increase (decrease) in shares outstanding	(262,851)	$(2,656,037)

Year ended March 31, 2018:
Shares sold	587,792	$5,965,886
Shares issued in reinvestment of dividends and distributions	14,298	145,175
Shares reacquired	(622,083)	(6,314,755)

Net increase (decrease) in shares outstanding before conversion	(19,993)	(203,694)
Shares reacquired upon conversion into other share class(es)	(88,455)	(899,678)

Net increase (decrease) in shares outstanding	(108,448)	$(1,103,372)

Class Z
Six months ended September 30, 2018:
Shares sold	4,182,344	$42,242,378
Shares issued in reinvestment of dividends and distributions	78,020	789,080
Shares reacquired	(2,938,236)	(29,687,364)

Net increase (decrease) in shares outstanding before conversion	1,322,128	13,344,094
Shares issued upon conversion from other share class(es)	181,965	1,838,629
Shares reacquired upon conversion into other share class(es)	(250,927)	(2,542,911)

Net increase (decrease) in shares outstanding	1,253,166	$12,639,812

Year ended March 31, 2018:
Shares sold	4,871,549	$49,670,035
Shares issued in reinvestment of dividends and distributions	97,362	988,923
Shares reacquired	(3,025,094)	(30,729,078)

Net increase (decrease) in shares outstanding before conversion	1,943,817	19,929,880
Shares issued upon conversion from other share class(es)	338,789	3,455,139
Shares reacquired upon conversion into other share class(es)	(2,631)	(26,677)

Net increase (decrease) in shares outstanding	2,279,975	$23,358,342

Class R6
Six months ended September 30, 2018:
Shares sold	117	$1,182
Shares issued in reinvestment of dividends and distributions	901	9,114
Shares reacquired	(824)	(8,340)

Net increase (decrease) in shares outstanding before conversion	194	1,956
Shares issued upon conversion from other share class(es)	151,980	1,538,085

Net increase (decrease) in shares outstanding	152,174	$1,540,041

Period ended March 31, 2018*:
Shares sold	986	$10,000
Shares issued in reinvestment of dividends and distributions	20	198

Net increase (decrease) in shares outstanding	1,006	$10,198

*	Commencement of offering was May 25, 2017.

PGIM Short Duration Muni High Income Fund	41

Notes to Financial Statements (unaudited) (continued)

7. Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 5, 2017 through October 4, 2018. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly.

Subsequent to the reporting period end, the SCA was renewed effective October 4, 2018 and will continue to provide a commitment of $900 million through October 3, 2019. The commitment fee paid by the Funds will continue to be 0.15% of the unused portion of the SCA. The interest on borrowings under both SCAs is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Other affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended September 30, 2018. The average daily balance for the 1 day that the Fund had loans outstanding during the period was $3,996,000, borrowed at a weighted average interest rate of 3.15%. The maximum loan balance outstanding during the period was $3,996,000. At September 30, 2018, the Fund did not have an outstanding loan balance.

8. Other Risks

The Fund’s risks include, but are not limited to, the risks discussed below:

Bond Obligations Risk: The Fund’s holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed-income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held

42

by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same level and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

Interest Rate Risk: The value of an investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk”. The Fund’s investments may lose value if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Liquidity Risk: The Fund may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk exists when particular investments made by the Fund are difficult to purchase or sell. Liquidity risk includes the risk that the Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. The reduction in dealer market-making capacity in the fixed-income markets that has occurred in recent years also has the potential to reduce liquidity. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or

PGIM Short Duration Muni High Income Fund	43

Notes to Financial Statements (unaudited) (continued)

guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Municipal Bonds Risk: Municipal bonds are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to municipal bond market movements. Municipal bonds are also subject to the risk that potential future legislative changes could affect the market for and value of municipal bonds, which may adversely affect the Fund’s yield or the value of the Fund’s investments in municipal bonds.

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Fund’s policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management has evaluated the implications of certain provisions of the ASU and has determined to early adopt aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately. At this time, management is evaluating the implications of certain other provisions of the ASU related to new disclosure requirements and any impact on the financial statement disclosures has not yet been determined.

44

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended September 30,		Year Ended March 31,			May 29, 2014(a) through March 31,
	2018(b)		2018(b)	2017(b)	2016(b)	2015
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.10		$10.03	$10.26	$ 10.17	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.11		0.22	0.21	0.21	0.17
Net realized and unrealized gain (loss) on investment transactions	(0.02)		0.06	(0.23)	0.10	0.17
Total from investment operations	0.09		0.28	(0.02)	0.31	0.34
Less Dividends and Distributions:
Dividends from net investment income	(0.11)		(0.21)	(0.21)	(0.21)	(0.17)
Distributions from net realized gains	-		-	-	(0.01)	-	(c)
Total dividends and distributions	(0.11)		(0.21)	(0.21)	(0.22)	(0.17)
Net asset value, end of period	$10.08		$10.10	$10.03	$ 10.26	$10.17
Total Return(d):	0.87%		2.78%	(0.23)%	3.07%	3.43%
Ratios/Supplemental Data:
Net assets, end of period (000)	$31,412		$40,222	$40,966	$62,314	$9,062
Average net assets (000)	$32,373		$38,892	$58,677	$32,591	$5,344
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.85%	(f)	0.85%	0.85%	0.85%	0.85%	(f)
Expenses before waivers and/or expense reimbursement	1.04%	(f)	1.07% (g)	1.06%	1.11%	1.40%	(f)
Net investment income (loss)	2.17%	(f)	2.14%	2.07%	2.10%	2.21%	(f)
Portfolio turnover rate(h)	54%	(i)	71%	70%	19%	31%	(i)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Less than $0.005 per share.
(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)	Effective January 1, 2018, class specific expenses include Transfer Agent Fees and expenses and Registration Fees, which are charged to their respective share class.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(i)	Not annualized.

See Notes to Financial Statements.

PGIM Short Duration Muni High Income Fund	45

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended September 30,		Year Ended March 31,			May 29, 2014(a) through March 31,
	2018(b)		2018(b)	2017(b)	2016(b)	2015
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.09		$10.02	$10.25	$ 10.16	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.07		0.14	0.14	0.14	0.11
Net realized and unrealized gain (loss) on investment transactions	(0.02)		0.06	(0.24)	0.10	0.15
Total from investment operations	0.05		0.20	(0.10)	0.24	0.26
Less Dividends and Distributions:
Dividends from net investment income	(0.07)		(0.13)	(0.13)	(0.14)	(0.10)
Distributions from net realized gains	-		-	-	(0.01)	-	(c)
Total dividends and distributions	(0.07)		(0.13)	(0.13)	(0.15)	(0.10)
Net asset value, end of period	$10.07		$10.09	$10.02	$ 10.25	$10.16
Total Return(d):	0.49%		2.01%	(0.98)%	2.30%	2.69%
Ratios/Supplemental Data:
Net assets, end of period (000)	$17,606		$20,309	$21,240	$21,023	$11,962
Average net assets (000)	$19,033		$21,456	$22,803	$15,743	$5,073
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.60%	(f)	1.60%	1.60%	1.60%	1.60%	(f)
Expenses before waivers and/or expense reimbursement	1.83%	(f)	1.85% (g)	1.81%	1.86%	2.19%	(f)
Net investment income (loss)	1.43%	(f)	1.39%	1.33%	1.39%	1.43%	(f)
Portfolio turnover rate(h)	54%	(i)	71%	70%	19%	31%	(i)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Less than $0.005 per share.
(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)	Effective January 1, 2018, class specific expenses include Transfer Agent Fees and expenses and Registration Fees, which are charged to their respective share class.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(i)	Not annualized.

See Notes to Financial Statements.

46

Class Z Shares
	Six Months Ended September 30,		Year Ended March 31,			May 29, 2014(a) through March 31,
	2018(b)		2018(b)	2017(b)	2016(b)	2015
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.10		$10.02	$10.26	$ 10.17	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.12		0.24	0.24	0.24	0.19
Net realized and unrealized gain (loss) on investment transactions	(0.03)		0.07	(0.25)	0.10	0.17
Total from investment operations	0.09		0.31	(0.01)	0.34	0.36
Less Dividends and Distributions:
Dividends from net investment income	(0.12)		(0.23)	(0.23)	(0.24)	(0.19)
Distributions from net realized gains	-		-	-	(0.01)	-	(c)
Total dividends and distributions	(0.12)		(0.23)	(0.23)	(0.25)	(0.19)
Net asset value, end of period	$10.07		$10.10	$10.02	$ 10.26	$10.17
Total Return(d):	0.89%		3.13%	(0.08)%	3.33%	3.65%
Ratios/Supplemental Data:
Net assets, end of period (000)	$93,236		$80,839	$57,368	$65,093	$48,254
Average net assets (000)	$94,082		$74,855	$67,197	$54,951	$38,695
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.60%	(f)	0.60%	0.60%	0.60%	0.60%	(f)
Expenses before waivers and/or expense reimbursement	0.81%	(f)	0.82% (g)	0.81%	0.86%	1.23%	(f)
Net investment income (loss)	2.43%	(f)	2.40%	2.33%	2.39%	2.36%	(f)
Portfolio turnover rate(h)	54%	(i)	71%	70%	19%	31%	(i)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Less than $0.005 per share.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)	Effective January 1, 2018, class specific expenses include Transfer Agent Fees and expenses and Registration Fees, which are charged to their respective share class.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(i)	Not annualized.

See Notes to Financial Statements.

PGIM Short Duration Muni High Income Fund	47

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended September 30, 2018		May 25, 2017(a) through March 31, 2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.10		$10.14
Income (loss) from investment operations:
Net investment income (loss)	0.12		0.21
Net realized and unrealized gain (loss) on investment transactions	(0.03)		(0.05)
Total from investment operations	0.09		0.16
Less Dividends and Distributions:
Dividends from net investment income	(0.12)		(0.20)
Net asset value, end of period	$10.07		$10.10
Total Return(c):	0.89%		1.58%
Ratios/Supplemental Data:
Net assets, end of period (000)	$1,542		$10
Average net assets (000)	$752		$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.60%	(e)	0.60%	(e)
Expenses before waivers and/or expense reimbursement	2.53%	(e)	141.66%	(e)(f)
Net investment income (loss)	2.46%	(e)	2.42%	(e)
Portfolio turnover rate(g)	54%	(h)	71%	(h)

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Effective January 1, 2018, class specific expenses include Transfer Agent Fees and expenses and Registration Fees, which are charged to their respective share class.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(h)	Not annualized.

See Notes to Financial Statements.

48

Approval of Advisory Agreements (unaudited)

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of PGIM Short Duration Muni High Income Fund1 (the “Fund”) consists of twelve individuals, nine of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Nominating and Governance Committee, and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with PGIM, Inc. (“PGIM”) on behalf of its PGIM Fixed Income unit. In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 7, 2018 and on June 19-21, 2018 and approved the renewal of the agreements through July 31, 2019, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and PGIM. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular Board

[1]	PGIM Short Duration Muni High Income Fund is a series of Prudential Investment Portfolios 12.

PGIM Short Duration Muni High Income Fund

Approval of Advisory Agreements (continued)

meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 7, 2018 and on June 19-21, 2018.

The Trustees determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and PGIM, which, through its PGIM Fixed Income unit, serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments and PGIM Fixed Income. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PGIM Investments’ oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIM Fixed Income, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund and PGIM Fixed Income, and also considered the qualifications, backgrounds and responsibilities of PGIM Fixed Income’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’ and PGIM Fixed Income’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PGIM Investments

Visit our website at pgiminvestments.com

and PGIM Fixed Income. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PGIM Investments and PGIM Fixed Income. The Board noted that PGIM Fixed Income is affiliated with PGIM Investments.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by PGIM Fixed Income, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments and PGIM Fixed Income under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PGIM Investments during the year ended December 31, 2017 exceeded the management fees received by PGIM Investments, resulting in an operating loss to PGIM Investments. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale may be shared with the Fund in several ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

PGIM Short Duration Muni High Income Fund

Approval of Advisory Agreements (continued)

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments and PGIM Fixed Income

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIM Fixed Income and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by PGIM Fixed Income included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and PGIM Fixed Income were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional specific factors and made related conclusions relating to the historical performance of the Fund for the one- and three-year periods ended December 31, 2017. The Board considered that the Fund commenced operations on May 29, 2014 and that longer-term performance was not yet available.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended March 31, 2017. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe, which was used to consider performance, and the mutual funds included in the Peer Group, which was used to consider fees and expenses, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also may have provided supplemental Peer Universe or Peer Group information for reasons addressed with the Board. The comparisons placed the Fund in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

Visit our website at pgiminvestments.com

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth gross performance comparisons (which do not reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	4th Quartile	N/A	N/A
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Fund outperformed its benchmark index over all periods.
•

The Board considered PGIM Investments’ assertion that the benchmark index is a better comparative source against which to evaluate the performance of the Fund than the Peer Universe. In this regard, the Board considered PGIM Investments assertion that Peer Universe included relatively few funds that utilized a short duration, high quality, high-yield strategy similar to that of the Fund.

•	The Board considered that the Fund commenced investment operations on May 29, 2014 and that longer-term performance was not yet available.
•

The Board and PGIM Investments agreed to retain the Fund’s existing contractual expense cap, which (exclusive of certain fees and expenses) caps the Fund’s annual operating expenses at 0.85% for Class A shares, 1.60% for Class C shares, 0.60% for Class Z shares, and 0.60% for Class R6 shares through July 31, 2019.

•

The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to continue to allow the Fund to create a performance record and to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM Short Duration Muni High Income Fund

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Brian D. Nee, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Andrew R. French, Secretary • Chad A. Earnst, Chief Compliance Officer • Dino Capasso, Vice President and Deputy Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	225 Liberty Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Short Duration Muni High Income Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM SHORT DURATION MUNI HIGH INCOME FUND

SHARE CLASS	A	C	Z	R6*
NASDAQ	PDSAX	PDSCX	PDSZX	PDSQX
CUSIP	744336835	744336827	744336819	744336744

*Formerly known as Class Q shares.

MF222E2

PGIM QMA LARGE-CAP CORE EQUITY PLUS FUND

(Formerly known as Prudential QMA Large-Cap Core Equity PLUS Fund)

SEMIANNUAL REPORT

SEPTEMBER 30, 2018

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Long-term capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of September 30, 2018 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. QMA is the primary business name of Quantitative Management Associates LLC, a registered investment adviser and a wholly owned subsidiary of PGIM, Inc. (PGIM), a Prudential Financial company. © 2018 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2	Visit our website at pgiminvestments.com

PGIM FUNDS — UPDATE

The Board of Directors/Trustees for the Fund has approved the implementation of an automatic conversion feature for Class C shares, effective as of April 1, 2019. To reflect these changes, effective April 1, 2019, the section of the Fund’s Prospectus entitled “How to Buy, Sell and Exchange Fund Shares—How to Exchange Your Shares—Frequent Purchases and Redemptions of Fund Shares” is restated to read as follows:

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

1.	In each Fund’s Statutory Prospectus, the following is added at the end of the section entitled “Fund Distributions And Tax Issues—If You Sell or Exchange Your Shares”:

Automatic Conversion of Class C Shares

The conversion of Class C shares into Class A shares—which happens automatically approximately 10 years after purchase—is not a taxable event for federal income tax purposes. For more information about the automatic conversion of Class C shares, see Class C Shares Automatically Convert to Class A Shares in How to Buy, Sell and Exchange Fund Shares.

2.

In each Fund’s Statutory Prospectus, the following sentence is added at the end of the section entitled “How to Buy, Sell and Exchange Shares—Closure of Certain Share Classes to New Group Retirement Plans”:

Shareholders owning Class C shares may continue to hold their Class C shares until the shares automatically convert to Class A shares under the conversion schedule, or until the shareholder redeems their Class C shares.

3.

In each Fund’s Statutory Prospectus, the following disclosure is added immediately following the section entitled “How to Buy, Sell and Exchange Shares—How to Buy Shares—Class B Shares Automatically Convert to Class A Shares”:

Class C Shares Automatically Convert to Class A Shares

Starting on or about April 1, 2019 (the “Effective Date”), Class C shares will be eligible for automatic conversion into Class A shares on a monthly basis approximately ten years after the original date of purchase (the “Conversion Date”). Conversion will take place based on the relative NAV of the two classes, without the imposition of any sales load, fee or other charge. All such automatic conversions of Class C shares will constitute tax-free exchanges for federal income tax purposes.

For shareholders investing in Class C shares through retirement plans or omnibus accounts, and in certain other instances, the Fund and its agents may not have

PGIM QMA Large-Cap Core Equity PLUS Fund	3

transparency into how long a shareholder has held Class C shares for purposes of determining whether such Class C shares are eligible for automatic conversion into Class A shares, and the relevant financial intermediary may not have the ability to track purchases in order to credit individual shareholders’ holding periods. In these circumstances, the Fund will not be able to automatically convert Class C shares into Class A shares as described above. In order to determine eligibility for conversion in these circumstances, it is the responsibility of the financial intermediary to notify the Fund that the shareholder is eligible for the conversion of Class C shares to Class A shares, and the financial intermediary may be required to maintain and provide the Fund with records that substantiate the holding period of Class C shares. It is the financial intermediary’s (and not the Fund’s) responsibility to keep records of transactions made in accounts it holds and to ensure that the shareholder is credited with the proper holding period based on such records or those provided to the financial intermediary by the shareholder. Please consult with your financial intermediary for the applicability of this conversion feature to your shares.

A financial intermediary may sponsor and/or control accounts, programs or platforms that impose a different conversion schedule or different eligibility requirements for the exchange of Class C shares for Class A shares (see Appendix A: Waivers and Discounts Available From Certain Financial Intermediaries of the Prospectus). Please consult with your financial intermediary if you have any questions regarding your shares’ conversion from Class C shares to Class A shares.

4.

In Part II of each Fund’s Statement of Additional Information, the following disclosure is added immediately following the section entitled “Purchase, Redemption and Pricing of Fund Shares—Share Classes—Automatic Conversion of Class B Shares”:

AUTOMATIC CONVERSION OF CLASS C SHARES. Starting on or about April 1, 2019 (the “Effective Date”), Class C shares will be eligible for automatic conversion into Class A shares on a monthly basis approximately ten years after the original date of purchase (the “Conversion Date”). Conversion will take place based on the relative NAV of the two classes, without the imposition of any sales load, fee or other charge. Class C shares of a Fund acquired through automatic reinvestment of dividends or distributions will convert to Class A shares of the Fund on the Conversion Date pro rata with the converting Class C shares of the Fund that were not acquired through reinvestment of dividends or distributions. All such automatic conversions of Class C shares will constitute tax-free exchanges for federal income tax purposes.

For shareholders investing in Class C shares through retirement plans or omnibus accounts, and in certain other instances, the Fund and its agents may not have transparency into how long a shareholder has held Class C shares for purposes of determining whether such Class C shares are eligible for automatic conversion into Class A shares, and the relevant financial intermediary may not have the ability to track purchases in order to credit individual shareholders’ holding periods. In these circumstances, the

4	Visit our website at pgiminvestments.com

Fund will not be able to automatically convert Class C shares into Class A shares as described above. In order to determine eligibility for conversion in these circumstances, it is the responsibility of the financial intermediary to notify the Fund that the shareholder is eligible for the conversion of Class C shares to Class A shares, and the financial intermediary may be required to maintain and provide the Fund with records that substantiate the holding period of Class C shares. It is the financial intermediary’s (and not the Fund’s) responsibility to keep records of transactions made in accounts it holds and to ensure that the shareholder is credited with the proper holding period based on such records or those provided to the financial intermediary by the shareholder. Please consult with your financial intermediary for the applicability of this conversion feature to your shares.

Class C shares were generally closed to investments by new group retirement plans effective June 1, 2018. Group retirement plans (and their successor, related and affiliated plans) that have Class C shares of the Fund available to participants on or before the Effective Date may continue to open accounts for new participants in such share class and purchase additional shares in existing participant accounts.

The Fund has no responsibility for monitoring or implementing a financial intermediary’s process for determining whether a shareholder meets the required holding period for conversion. A financial intermediary may sponsor and/or control accounts, programs or platforms that impose a different conversion schedule or different eligibility requirements for the exchange of Class C shares for Class A shares, as set forth on Appendix A: Waivers and Discounts Available From Certain Financial Intermediaries of the Prospectus. In these cases, Class C shareholders may have their shares exchanged for Class A shares under the policies of the financial intermediary. Financial intermediaries will be responsible for making such exchanges in those circumstances. Please consult with your financial intermediary if you have any questions regarding your shares’ conversion from Class C shares to Class A shares.

LR1094

- Not part of the Semiannual Report -

PGIM QMA Large-Cap Core Equity PLUS Fund	5

Table of Contents

Letter from the President	7

Your Fund’s Performance	8

Fees and Expenses	11

Holdings and Financial Statements	13

6	Visit our website at pgiminvestments.com

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM QMA Large-Cap Core Equity PLUS Fund informative and useful. The report covers performance for the six-month period ended September 30, 2018.

We have important information to share with you. Effective June 11, 2018, Prudential Mutual Funds were renamed PGIM Funds. This renaming is part of our ongoing effort to further build our reputation and establish our global brand, which began when our firm adopted PGIM Investments as its name in April 2017. Please note that only the Fund’s name has changed. Your Fund’s management and operation, along with its symbols, remained the same.*

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM QMA Large-Cap Core Equity PLUS Fund

November 15, 2018

*The Prudential Day One Funds did not change their names.

PGIM QMA Large-Cap Core Equity PLUS Fund	7

Your Fund’s Performance (unaudited)

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 9/30/18 (without sales charges)	Average Annual Total Returns as of 9/30/18 (with sales charges)
	Six Months* (%)	One Year (%)	Since Inception (%)
Class A	9.48	9.22	9.35 (9/19/17)
Class C	9.13	13.65	14.60 (9/19/17)
Class Z	9.69	15.55	15.58 (9/19/17)
Class R6**	9.67	15.74	15.78 (9/19/17)
S&P 500 Index
	11.40	17.91	17.91
Lipper EQ Alternative Active Extension Funds Average
	9.28	15.76	15.76

*Not annualized

**Formerly known as Class Q shares

Source: PGIM Investments LLC and Lipper Inc.

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index and the Lipper Average are measured from the closest month-end to the class’ inception date.

8	Visit our website at pgiminvestments.com

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6*
Maximum initial sales charge	5.50% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	None	None

*Formerly known as Class Q

Benchmark Definitions

S&P 500 Index—The S&P 500 Index is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed.

Lipper EQ Alternative Active Extension Funds Average—The Lipper EQ Alternative Active Extension Funds Average (Lipper Average) is an index of funds that combine long- and short-stock selection to invest in a diversified portfolio of U.S. large-cap equities, with a target net exposure of 100% long. Typical strategies vary between 110% long and 10% short to 160% long and 60% short.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

PGIM QMA Large-Cap Core Equity PLUS Fund	9

Your Fund’s Performance (continued)

Presentation of Fund Holdings

Five Largest Holdings—Long Positions* expressed as a percentage of net assets as of 9/30/18 (%)
Apple, Inc., Technology Hardware, Storage & Peripherals	4.1
Microsoft Corp., Software	3.3
Amazon.com, Inc., Internet & Direct Marketing Retail	3.0
JPMorgan Chase & Co., Banks	2.1
Alphabet, Inc. (Class C Stock), Internet Software & Services	2.0

Holdings reflect only long-term investments and are subject to change.

Five Largest Holdings—Short Positions** expressed as a negative percentage of net assets as of 9/30/18 (%)
Square, Inc. (Class A Stock), IT Services	(1.2)
Exact Sciences Corp., Biotechnology	(1.0)
DexCom, Inc., Health Care Equipment & Supplies	(1.0)
Sarepta Therapeutics, Inc., Biotechnology	(1.0)
Microchip Technology, Inc., Semiconductors & Semiconductor Equipment	(0.9)

Five Largest Industries expressed as a percentage of net assets as of 9/30/18 (%)
Software	9.1
Oil, Gas & Consumable Fuels	8.4
Health Care Equipment & Supplies	7.5
Internet Software & Services	7.1
IT Services	5.9

Industry weightings reflect only long-term investments and are subject to change.

*A long position is defined as buying shares of stock with the expectation of profiting when the share price appreciates and the shares are sold.

**A short position is defined as borrowing shares of stock and then selling those shares with the expectation of profiting when the share price depreciates and those shares can be bought back at a cheaper price. Short positions in the Fund are expressed as a negative percentage of net assets.

10	Visit our website at pgiminvestments.com

Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution, and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended September 30, 2018. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM QMA Large-Cap Core Equity PLUS Fund	11

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM QMA Large-Cap Core Equity PLUS Fund		Beginning Account Value April 1, 2018	Ending Account Value September 30, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,094.80	2.03%	$10.66
	Hypothetical	$1,000.00	$1,014.89	2.03%	$10.25
Class C	Actual	$1,000.00	$1,091.30	2.78%	$14.57
	Hypothetical	$1,000.00	$1,011.13	2.78%	$14.02
Class Z	Actual	$1,000.00	$1,096.90	1.80%	$9.46
	Hypothetical	$1,000.00	$1,016.04	1.80%	$9.10
Class R6**	Actual	$1,000.00	$1,096.70	1.78%	$9.36
	Hypothetical	$1,000.00	$1,016.14	1.78%	$9.00

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 183 days in the six-month period ended September 30, 2018, and divided by the 365 days in the Fund’s fiscal year ending March 31, 2019 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

**Formerly known as Class Q shares.

12	Visit our website at pgiminvestments.com

Schedule of Investments (unaudited)

as of September 30, 2018

Description	Shares	Value
LONG-TERM INVESTMENTS 129.2%

COMMON STOCKS 129.0%

Aerospace & Defense 2.2%
Ducommun, Inc.*	2,400	$98,016
Lockheed Martin Corp.	600	207,576
Northrop Grumman Corp.	160	50,779
Raytheon Co.	800	165,328

		521,699

Airlines 0.1%
Hawaiian Holdings, Inc.	800	32,080

Auto Components 0.1%
Tenneco, Inc.	700	29,498

Banks 5.9%
Bank of America Corp.(u)	13,100	385,926
BankUnited, Inc.	300	10,620
BB&T Corp.	1,600	77,664
Citigroup, Inc.(u)	4,000	286,960
Citizens Financial Group, Inc.	1,100	42,427
JPMorgan Chase & Co.(u)	4,300	485,212
PNC Financial Services Group, Inc. (The)	200	27,238
SunTrust Banks, Inc.	100	6,679
Synovus Financial Corp.	1,200	54,948

		1,377,674

Beverages 1.1%
PepsiCo, Inc.(u)	2,380	266,084

Biotechnology 5.9%
AbbVie, Inc.(u)	2,600	245,908
Alexion Pharmaceuticals, Inc.*	180	25,022
Amgen, Inc.(u)	1,220	252,894
Biogen, Inc.*	160	56,529
Celgene Corp.*	1,960	175,400
Eagle Pharmaceuticals, Inc.*	700	48,531
Emergent BioSolutions, Inc.*	300	19,749
Genomic Health, Inc.*	200	14,044
Gilead Sciences, Inc.	2,800	216,188
Incyte Corp.*	1,600	110,528

See Notes to Financial Statements.

PGIM QMA Large-Cap Core Equity PLUS Fund	13

Schedule of Investments (unaudited) (continued)

as of September 30, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Biotechnology (cont’d.)
Myriad Genetics, Inc.*	600	$27,600
Vertex Pharmaceuticals, Inc.*	970	186,958

		1,379,351

Building Products 0.6%
Armstrong World Industries, Inc.*	600	41,760
Builders FirstSource, Inc.*	4,900	71,932
PGT Innovations, Inc.*	400	8,640
Universal Forest Products, Inc.	540	19,078

		141,410

Capital Markets 2.8%
Affiliated Managers Group, Inc.	230	31,446
Ameriprise Financial, Inc.	930	137,324
BGC Partners, Inc. (Class A Stock)	900	10,638
Evercore, Inc. (Class A Stock)	200	20,110
Goldman Sachs Group, Inc. (The)	730	163,695
Invesco Ltd.	1,500	34,320
Morgan Stanley	600	27,942
State Street Corp.	1,200	100,536
T. Rowe Price Group, Inc.	1,200	131,016

		657,027

Chemicals 2.8%
Celanese Corp.	420	47,880
Chemours Co. (The)	2,100	82,824
Huntsman Corp.	1,100	29,953
Ingevity Corp.*	1,100	112,068
Koppers Holdings, Inc.*	2,300	71,645
LyondellBasell Industries NV (Class A Stock)	1,300	133,263
Olin Corp.	1,000	25,680
Sherwin-Williams Co. (The)	320	145,667
Trinseo SA	200	15,660

		664,640

Commercial Services & Supplies 0.7%
Herman Miller, Inc.	1,900	72,960
Quad/Graphics, Inc.	4,000	83,360

		156,320

See Notes to Financial Statements.

14

Description	Shares	Value
COMMON STOCKS (Continued)

Communications Equipment 2.2%
Arista Networks, Inc.*	340	$90,392
Cisco Systems, Inc.(u)	7,200	350,280
CommScope Holding Co., Inc.*	1,700	52,292
F5 Networks, Inc.*	90	17,948
Plantronics, Inc.	200	12,060

		522,972

Construction & Engineering 0.4%
Dycom Industries, Inc.*	40	3,384
EMCOR Group, Inc.	1,200	90,132

		93,516

Construction Materials 0.1%
United States Lime & Minerals, Inc.	200	15,790

Consumer Finance 1.2%
Capital One Financial Corp.	1,700	161,381
Discover Financial Services	500	38,225
Navient Corp.	4,200	56,616
OneMain Holdings, Inc.*	600	20,166

		276,388

Containers & Packaging 0.4%
Greif, Inc. (Class A Stock)	1,300	69,758
Owens-Illinois, Inc.*	1,200	22,548

		92,306

Distributors 0.3%
LKQ Corp.*	1,900	60,173

Diversified Consumer Services 0.2%
Grand Canyon Education, Inc.*	180	20,304
Service Corp. International	400	17,680

		37,984

Diversified Financial Services 1.4%
Berkshire Hathaway, Inc. (Class B Stock)*(u)	1,490	319,024
Jefferies Financial Group, Inc.	700	15,372

		334,396

See Notes to Financial Statements.

PGIM QMA Large-Cap Core Equity PLUS Fund	15

Schedule of Investments (unaudited) (continued)

as of September 30, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Diversified Telecommunication Services 2.7%
AT&T, Inc.(u)	9,400	$315,652
Verizon Communications, Inc.(u)	6,000	320,340

		635,992

Electric Utilities 1.0%
Eversource Energy	400	24,576
Exelon Corp.	3,600	157,176
FirstEnergy Corp.	200	7,434
Portland General Electric Co.	700	31,927

		221,113

Electrical Equipment 0.7%
AMETEK, Inc.	1,700	134,504
Atkore International Group, Inc.*	700	18,571

		153,075

Electronic Equipment, Instruments & Components 0.6%
CDW Corp.	1,000	88,920
Jabil, Inc.	800	21,664
Tech Data Corp.*	100	7,157
Zebra Technologies Corp. (Class A Stock)*	150	26,525

		144,266

Energy Equipment & Services 0.3%
Archrock, Inc.	2,200	26,840
Mammoth Energy Services, Inc.	500	14,550
Superior Energy Services, Inc.*	3,900	37,986

		79,376

Equity Real Estate Investment Trusts (REITs) 2.6%
Apple Hospitality REIT, Inc.	1,500	26,235
Brixmor Property Group, Inc.	2,000	35,020
Chesapeake Lodging Trust	1,700	54,519
CoreCivic, Inc.	1,000	24,330
DDR Corp.	500	6,695
DiamondRock Hospitality Co.	3,100	36,177
Empire State Realty Trust, Inc. (Class A Stock)	600	9,966
Franklin Street Properties Corp.	9,700	77,503
Gaming & Leisure Properties, Inc.	1,100	38,775
Hospitality Properties Trust	1,600	46,144

See Notes to Financial Statements.

16

Description	Shares	Value
COMMON STOCKS (Continued)

Equity Real Estate Investment Trusts (REITs) (cont’d.)
Host Hotels & Resorts, Inc.	1,700	$35,870
Park Hotels & Resorts, Inc.	800	26,256
Ryman Hospitality Properties, Inc.	400	34,468
Spirit MTA REIT	1,190	13,709
Spirit Realty Capital, Inc.	11,900	95,914
VICI Properties, Inc.	1,700	36,754

		598,335

Food & Staples Retailing 0.7%
Kroger Co. (The)	3,600	104,796
Performance Food Group Co.*	900	29,970
Walgreens Boots Alliance, Inc.	400	29,160

		163,926

Food Products 1.2%
Archer-Daniels-Midland Co.	3,000	150,810
J.M. Smucker Co. (The)	830	85,166
Tyson Foods, Inc. (Class A Stock)	800	47,624

		283,600

Gas Utilities 0.1%
UGI Corp.	400	22,192

Health Care Equipment & Supplies 7.5%
Abbott Laboratories(u)	3,500	256,760
Align Technology, Inc.*	510	199,522
Baxter International, Inc.	1,300	100,217
Boston Scientific Corp.*	3,900	150,150
Danaher Corp.	1,700	184,722
DENTSPLY SIRONA, Inc.	2,400	90,576
Edwards Lifesciences Corp.*	1,020	177,582
Hill-Rom Holdings, Inc.	200	18,880
IDEXX Laboratories, Inc.*	630	157,286
Inogen, Inc.*	190	46,383
Intuitive Surgical, Inc.*	30	17,220
Masimo Corp.*	700	87,178
Medtronic PLC	1,100	108,207
Meridian Bioscience, Inc.	6,000	89,400
STERIS PLC	200	22,880
Stryker Corp.	190	33,759

		1,740,722

See Notes to Financial Statements.

PGIM QMA Large-Cap Core Equity PLUS Fund	17

Schedule of Investments (unaudited) (continued)

as of September 30, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Health Care Providers & Services 4.7%
Anthem, Inc.	160	$43,848
Centene Corp.*	590	85,420
CVS Health Corp.	1,700	133,824
Express Scripts Holding Co.*	1,200	114,012
HCA Healthcare, Inc.	1,300	180,856
Humana, Inc.	130	44,008
MEDNAX, Inc.*	400	18,664
Tenet Healthcare Corp.*	1,200	34,152
UnitedHealth Group, Inc.(u)	1,410	375,116
WellCare Health Plans, Inc.*	200	64,098

		1,093,998

Health Care Technology 0.7%
athenahealth, Inc.*	400	53,440
Cerner Corp.*	100	6,441
Veeva Systems, Inc. (Class A Stock)*	1,000	108,870

		168,751

Hotels, Restaurants & Leisure 1.7%
Aramark	500	21,510
Bloomin’ Brands, Inc.	2,100	41,559
Churchill Downs, Inc.	50	13,885
Dine Brands Global, Inc.	100	8,131
Extended Stay America, Inc., UTS	1,500	30,345
Hilton Grand Vacations, Inc.*	2,200	72,820
Las Vegas Sands Corp.	1,500	88,995
Marriott International, Inc. (Class A Stock)	770	101,663
Penn National Gaming, Inc.*	600	19,752

		398,660

Household Durables 0.3%
Meritage Homes Corp.*	600	23,940
New Home Co., Inc. (The)*	3,100	24,986
NVR, Inc.*	10	24,708

		73,634

Household Products 0.7%
Procter & Gamble Co. (The)	1,800	149,814
Spectrum Brands Holdings, Inc.	200	14,944

		164,758

See Notes to Financial Statements.

18

Description	Shares	Value
COMMON STOCKS (Continued)

Independent Power & Renewable Electricity Producers 1.2%
AES Corp.	9,400	$131,600
NRG Energy, Inc.	4,100	153,340

		284,940

Industrial Conglomerates 1.2%
General Electric Co.	3,000	33,870
Honeywell International, Inc.(u)	1,470	244,608

		278,478

Insurance 1.8%
Allstate Corp. (The)	700	69,090
First American Financial Corp.	300	15,477
MetLife, Inc.	3,400	158,848
National General Holdings Corp.	5,600	150,304
Old Republic International Corp.	300	6,714
Unum Group	600	23,442

		423,875

Internet & Direct Marketing Retail 3.6%
1-800-Flowers.com, Inc. (Class A Stock)*	4,600	54,280
Amazon.com, Inc.*(u)	345	691,035
Nutrisystem, Inc.	1,600	59,280
Qurate Retail, Inc.*	1,900	42,199

		846,794

Internet Software & Services 7.1%
Akamai Technologies, Inc.*	600	43,890
Alphabet, Inc. (Class A Stock)*(u)	280	337,982
Alphabet, Inc. (Class C Stock)*(u)	385	459,486
Blucora, Inc.*	200	8,050
eBay, Inc.*	3,700	122,174
Facebook, Inc. (Class A Stock)*(u)	2,670	439,108
VeriSign, Inc.*	680	108,882
XO Group, Inc.*	4,100	141,368

		1,660,940

IT Services 5.9%
Accenture PLC (Class A Stock)(u)	1,290	219,558
Automatic Data Processing, Inc.	1,400	210,924
Booz Allen Hamilton Holding Corp.	1,200	59,556

See Notes to Financial Statements.

PGIM QMA Large-Cap Core Equity PLUS Fund	19

Schedule of Investments (unaudited) (continued)

as of September 30, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

IT Services (cont’d.)
CACI International, Inc. (Class A Stock)*	110	$20,256
Cognizant Technology Solutions Corp. (Class A Stock)	2,000	154,300
DXC Technology Co.	1,500	140,280
Fidelity National Information Services, Inc.	200	21,814
Fiserv, Inc.*	720	59,314
International Business Machines Corp.	170	25,706
Total System Services, Inc.	800	78,992
Visa, Inc. (Class A Stock)(u)	2,640	396,237

		1,386,937

Leisure Products 0.1%
Vista Outdoor, Inc.*	1,100	19,679

Life Sciences Tools & Services 1.9%
Charles River Laboratories International, Inc.*	180	24,217
Illumina, Inc.*	610	223,906
Medpace Holdings, Inc.*	200	11,982
Thermo Fisher Scientific, Inc.	770	187,942

		448,047

Machinery 2.3%
Caterpillar, Inc.	1,370	208,911
Cummins, Inc.	830	121,238
Global Brass & Copper Holdings, Inc.	3,100	114,390
Mueller Industries, Inc.	2,700	78,246
Timken Co. (The)	300	14,955

		537,740

Media 1.7%
Comcast Corp. (Class A Stock)	4,300	152,263
News Corp. (Class A Stock)	3,200	42,208
Saga Communications, Inc. (Class A Stock)	400	14,460
Sinclair Broadcast Group, Inc. (Class A Stock)	1,300	36,855
TEGNA, Inc.	6,400	76,544
Tribune Media Co. (Class A Stock)	600	23,058
Viacom, Inc. (Class B Stock)	1,300	43,888

		389,276

Metals & Mining 1.2%
Alcoa Corp.*	300	12,120
Freeport-McMoRan, Inc.	8,900	123,888

See Notes to Financial Statements.

20

Description	Shares	Value
COMMON STOCKS (Continued)

Metals & Mining (cont’d.)
Nucor Corp.	1,300	$82,485
Steel Dynamics, Inc.	1,600	72,304

		290,797

Mortgage Real Estate Investment Trusts (REITs) 0.6%
Ladder Capital Corp.	1,400	23,716
Two Harbors Investment Corp.	800	11,944
Western Asset Mortgage Capital Corp.	9,400	94,188

		129,848

Multiline Retail 1.3%
Kohl’s Corp.	2,000	149,100
Macy’s, Inc.	4,300	149,339
Nordstrom, Inc.	200	11,962

		310,401

Multi-Utilities 0.7%
CenterPoint Energy, Inc.	2,500	69,125
MDU Resources Group, Inc.	3,600	92,484

		161,609

Oil, Gas & Consumable Fuels 8.4%
Anadarko Petroleum Corp.	2,600	175,266
Cheniere Energy, Inc.*	1,800	125,082
Chevron Corp.	1,360	166,301
ConocoPhillips(u)	3,200	247,680
CONSOL Energy, Inc.*	200	8,162
Continental Resources, Inc.*	1,800	122,904
Exxon Mobil Corp.	1,100	93,522
Hess Corp.	1,300	93,054
HollyFrontier Corp.	1,800	125,820
Marathon Petroleum Corp.	1,900	151,943
Murphy Oil Corp.	200	6,668
Occidental Petroleum Corp.	1,600	131,472
Par Pacific Holdings, Inc.*	4,000	81,600
PBF Energy, Inc. (Class A Stock)	1,800	89,838
Phillips 66	1,430	161,190
Valero Energy Corp.	1,500	170,625
World Fuel Services Corp.	600	16,608

		1,967,735

See Notes to Financial Statements.

PGIM QMA Large-Cap Core Equity PLUS Fund	21

Schedule of Investments (unaudited) (continued)

as of September 30, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Paper & Forest Products 0.0%
Louisiana-Pacific Corp.	400	$10,596

Personal Products 0.7%
Herbalife Nutrition Ltd.*	2,000	109,100
Medifast, Inc.	130	28,802
USANA Health Sciences, Inc.*	220	26,521

		164,423

Pharmaceuticals 4.7%
Allergan PLC	960	182,861
Johnson & Johnson(u)	2,100	290,157
Mallinckrodt PLC*	2,900	84,999
Merck & Co., Inc.	2,700	191,538
Pfizer, Inc.	3,700	163,059
Zoetis, Inc.	1,900	173,964

		1,086,578

Professional Services 0.8%
Insperity, Inc.	1,490	175,746

Real Estate Management & Development 1.2%
CBRE Group, Inc. (Class A Stock)*	2,500	110,250
RMR Group, Inc. (The) (Class A Stock)	1,700	157,760

		268,010

Road & Rail 1.7%
CSX Corp.	2,400	177,720
Norfolk Southern Corp.	850	153,425
Old Dominion Freight Line, Inc.	360	58,054

		389,199

Semiconductors & Semiconductor Equipment 4.7%
Analog Devices, Inc.	1,600	147,936
Cirrus Logic, Inc.*	400	15,440
Cypress Semiconductor Corp.	4,800	69,552
Intel Corp.(u)	6,900	326,301
KLA-Tencor Corp.	760	77,299
Micron Technology, Inc.*	3,400	153,782
MKS Instruments, Inc.	1,100	88,165
NVIDIA Corp.	230	64,635
ON Semiconductor Corp.*	1,200	22,116

See Notes to Financial Statements.

22

Description	Shares	Value
COMMON STOCKS (Continued)

Semiconductors & Semiconductor Equipment (cont’d.)
Qorvo, Inc.*	600	$46,134
Semtech Corp.*	200	11,120
SMART Global Holdings, Inc.*	700	20,118
SolarEdge Technologies, Inc.*	400	15,060
Texas Instruments, Inc.	200	21,458
Versum Materials, Inc.	200	7,202

		1,086,318

Software 9.1%
Activision Blizzard, Inc.	2,300	191,337
Adobe Systems, Inc.*(u)	1,110	299,644
American Software, Inc. (Class A Stock)	3,200	38,816
Cadence Design Systems, Inc.*	1,600	72,512
Dell Technologies, Inc. (Class V Stock)*	1,500	145,680
Fortinet, Inc.*	2,000	184,540
Intuit, Inc.	910	206,934
Microsoft Corp.(u)	6,700	766,279
Progress Software Corp.	400	14,116
salesforce.com, Inc.*	1,320	209,920

		2,129,778

Specialty Retail 3.7%
Advance Auto Parts, Inc.	480	80,798
Asbury Automotive Group, Inc.*	200	13,750
AutoNation, Inc.*	1,000	41,550
Best Buy Co., Inc.	1,300	103,168
Dick’s Sporting Goods, Inc.	2,700	95,796
Foot Locker, Inc.	2,900	147,842
Gap, Inc. (The)	1,400	40,390
Murphy USA, Inc.*	900	76,914
Tilly’s, Inc. (Class A Stock)	6,800	128,860
Ulta Beauty, Inc.*	500	141,060

		870,128

Technology Hardware, Storage & Peripherals 5.7%
Apple, Inc.(u)	4,190	945,851
Hewlett Packard Enterprise Co.	8,400	137,004
HP, Inc.	6,600	170,082
Western Digital Corp.	1,300	76,102

		1,329,039

See Notes to Financial Statements.

PGIM QMA Large-Cap Core Equity PLUS Fund	23

Schedule of Investments (unaudited) (continued)

as of September 30, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Textiles, Apparel & Luxury Goods 1.0%
Lululemon Athletica, Inc.*	490	$79,620
NIKE, Inc. (Class B Stock)	1,200	101,664
Wolverine World Wide, Inc.	1,600	62,480

		243,764

Thrifts & Mortgage Finance 0.4%
Radian Group, Inc.	4,400	90,948

Tobacco 1.5%
Altria Group, Inc.	2,500	150,775
Philip Morris International, Inc.	2,400	195,696

		346,471

Trading Companies & Distributors 0.7%
GMS, Inc.*	400	9,280
Veritiv Corp.*	3,200	116,480
WESCO International, Inc.*	700	43,015

		168,775

Transportation Infrastructure 0.2%
Macquarie Infrastructure Corp.	800	36,904

TOTAL COMMON STOCKS (cost $26,420,655)		30,135,479

EXCHANGE TRADED FUND 0.2%
SPDR S&P 500 ETF Trust (cost $33,759)	135	39,247

TOTAL LONG-TERM INVESTMENTS (cost $26,454,414)		30,174,726

SHORT-TERM INVESTMENT 0.1%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $14,603)(w)	14,603	14,603

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT (cost $26,469,017)		30,189,329

SECURITIES SOLD SHORT (29.4)%

See Notes to Financial Statements.

24

Description	Shares	Value
COMMON STOCKS

Aerospace & Defense (0.2)%
Axon Enterprise, Inc.*	300	$(20,529)
Mercury Systems, Inc.*	600	(33,192)

		(53,721)

Airlines (0.2)%
Allegiant Travel Co.	180	(22,824)
Spirit Airlines, Inc.*	500	(23,485)

		(46,309)

Auto Components (0.1)%
Visteon Corp.*	290	(26,941)

Banks (0.5)%
CenterState Bank Corp.	300	(8,415)
First Horizon National Corp.	2,400	(41,424)
First Republic Bank	800	(76,800)

		(126,639)

Beverages (0.0)%
MGP Ingredients, Inc.	100	(7,898)

Biotechnology (3.9)%
Alder Biopharmaceuticals, Inc.*	1,400	(23,310)
Atara Biotherapeutics, Inc.*	800	(33,080)
BioCryst Pharmaceuticals, Inc.*	3,400	(25,942)
BioMarin Pharmaceutical, Inc.*	200	(19,394)
Clovis Oncology, Inc.*	1,100	(32,307)
Exact Sciences Corp.*	3,000	(236,760)
Heron Therapeutics, Inc.*	800	(25,320)
ImmunoGen, Inc.*	1,600	(15,152)
Immunomedics, Inc.*	900	(18,747)
Intellia Therapeutics, Inc.*	300	(8,586)
Invitae Corp.*	500	(8,365)
Portola Pharmaceuticals, Inc.*	2,000	(53,260)
Progenics Pharmaceuticals, Inc.*	2,400	(15,048)
Puma Biotechnology, Inc.*	300	(13,755)
Radius Health, Inc.*	800	(14,240)
Sarepta Therapeutics, Inc.*	1,390	(224,499)
Seattle Genetics, Inc.*	1,100	(84,832)
Spark Therapeutics, Inc.*	1,200	(65,460)

		(918,057)

See Notes to Financial Statements.

PGIM QMA Large-Cap Core Equity PLUS Fund	25

Schedule of Investments (unaudited) (continued)

as of September 30, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Building Products (0.7)%
Allegion PLC	600	$(54,342)
JELD-WEN Holding, Inc.*	800	(19,728)
Owens Corning	1,600	(86,832)

		(160,902)

Capital Markets (0.8)%
CME Group, Inc.	1,010	(171,912)
MarketAxess Holdings, Inc.	100	(17,849)

		(189,761)

Chemicals (0.7)%
International Flavors & Fragrances, Inc.	280	(38,954)
RPM International, Inc.	1,300	(84,422)
Sensient Technologies Corp.	300	(22,953)
Valvoline, Inc.	600	(12,906)

		(159,235)

Commercial Services & Supplies (0.2)%
ABM Industries, Inc.	1,100	(35,475)

Communications Equipment (0.3)%
ARRIS International PLC*	500	(12,995)
Finisar Corp.*	1,400	(26,670)
ViaSat, Inc.*	600	(38,370)

		(78,035)

Containers & Packaging (0.5)%
Ball Corp.	900	(39,591)
Graphic Packaging Holding Co.	4,900	(68,649)

		(108,240)

Electronic Equipment, Instruments & Components (0.8)%
Cognex Corp.	900	(50,238)
Coherent, Inc.*	480	(82,651)
Fitbit, Inc. (Class A Stock)*	7,400	(39,590)
Rogers Corp.*	60	(8,839)

		(181,318)

See Notes to Financial Statements.

26

Description	Shares	Value
COMMON STOCKS (Continued)

Energy Equipment & Services (0.2)%
Dril-Quip, Inc.*	200	$(10,450)
Oil States International, Inc.*	300	(9,960)
US Silica Holdings, Inc.	900	(16,947)

		(37,357)

Equity Real Estate Investment Trusts (REITs) (0.4)%
CoreSite Realty Corp.	100	(11,114)
Healthcare Realty Trust, Inc.	500	(14,630)
Macerich Co. (The)	900	(49,761)
National Storage Affiliates Trust	900	(22,896)

		(98,401)

Health Care Equipment & Supplies (3.3)%
AxoGen, Inc.*	1,100	(40,535)
DexCom, Inc.*	1,600	(228,864)
Glaukos Corp.*	1,200	(77,880)
Insulet Corp.*	700	(74,165)
IntriCon Corp.*	100	(5,620)
iRhythm Technologies, Inc.*	400	(37,864)
Nevro Corp.*	1,000	(57,000)
Novocure Ltd.*	700	(36,680)
NuVasive, Inc.*	1,800	(127,764)
Quidel Corp.*	800	(52,136)
Wright Medical Group NV*	1,400	(40,628)

		(779,136)

Health Care Providers & Services (0.5)%
Acadia Healthcare Co., Inc.*	400	(14,080)
Cross Country Healthcare, Inc.*	1,300	(11,349)
Diplomat Pharmacy, Inc.*	1,600	(31,056)
Patterson Cos., Inc.	800	(19,560)
Tivity Health, Inc.*	1,400	(45,010)

		(121,055)

Health Care Technology (1.2)%
Evolent Health, Inc. (Class A Stock)*	2,300	(65,320)
Medidata Solutions, Inc.*	500	(36,655)
Teladoc Health, Inc.*	2,000	(172,700)

		(274,675)

See Notes to Financial Statements.

PGIM QMA Large-Cap Core Equity PLUS Fund	27

Schedule of Investments (unaudited) (continued)

as of September 30, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Hotels, Restaurants & Leisure (0.8)%
Caesars Entertainment Corp.*	10,600	$(108,650)
Planet Fitness, Inc. (Class A Stock)*	400	(21,612)
Starbucks Corp.	1,100	(62,524)

		(192,786)

Household Durables (0.3)%
Leggett & Platt, Inc.	1,100	(48,169)
Universal Electronics, Inc.*	500	(19,675)

		(67,844)

Independent Power & Renewable Electricity Producers (0.3)%
Ormat Technologies, Inc.	900	(48,699)
Pattern Energy Group, Inc. (Class A Stock)	1,500	(29,805)

		(78,504)

Insurance (0.1)%
eHealth, Inc.*	600	(16,956)
Markel Corp.*	11	(13,073)

		(30,029)

Internet Software & Services (1.4)%
2U, Inc.*	900	(67,671)
Alteryx, Inc. (Class A Stock)*	1,100	(62,931)
Box, Inc. (Class A Stock)*	4,100	(98,031)
Instructure, Inc.*	1,000	(35,400)
Okta, Inc.*	500	(35,180)
Stamps.com, Inc.*	90	(20,358)

		(319,571)

IT Services (2.3)%
Gartner, Inc.*	1,050	(166,425)
Global Payments, Inc.	340	(43,316)
Jack Henry & Associates, Inc.	190	(30,415)
Square, Inc. (Class A Stock)*	2,900	(287,129)

		(527,285)

Life Sciences Tools & Services (0.2)%
Syneos Health, Inc.*	900	(46,395)

See Notes to Financial Statements.

28

Description	Shares	Value
COMMON STOCKS (Continued)

Machinery (0.4)%
Chart Industries, Inc.*	600	$(46,998)
CIRCOR International, Inc.	600	(28,500)
Graco, Inc.	300	(13,902)

		(89,400)

Marine (0.1)%
Kirby Corp.*	400	(32,900)

Metals & Mining (0.3)%
Allegheny Technologies, Inc.*	2,100	(62,055)
Haynes International, Inc.	400	(14,200)

		(76,255)

Mortgage Real Estate Investment Trusts (REITs) (0.1)%
Apollo Commercial Real Estate Finance, Inc.	1,200	(22,644)

Multiline Retail (0.1)%
Dollar Tree, Inc.*	400	(32,620)

Multi-Utilities (0.6)%
Sempra Energy	1,140	(129,675)

Oil, Gas & Consumable Fuels (2.2)%
Centennial Resource Development, Inc. (Class A Stock)*	2,300	(50,255)
EQT Corp.	4,000	(176,920)
Green Plains, Inc.	1,400	(24,080)
Halcon Resources Corp.*	5,200	(23,244)
Matador Resources Co.*	1,500	(49,575)
Parsley Energy, Inc. (Class A Stock)*	1,800	(52,650)
PDC Energy, Inc.*	1,200	(58,752)
Ring Energy, Inc.*	1,900	(18,829)
SRC Energy, Inc.*	3,900	(34,671)
W&T Offshore, Inc.*	3,000	(28,920)

		(517,896)

Pharmaceuticals (0.3)%
Aerie Pharmaceuticals, Inc.*	600	(36,930)
Medicines Co. (The)*	700	(20,937)
Reata Pharmaceuticals, Inc. (Class A Stock)*	200	(16,352)

		(74,219)

See Notes to Financial Statements.

PGIM QMA Large-Cap Core Equity PLUS Fund	29

Schedule of Investments (unaudited) (continued)

as of September 30, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Professional Services (0.3)%
WageWorks, Inc.*	1,400	$(59,850)

Real Estate Management & Development (0.4)%
Howard Hughes Corp. (The)*	680	(84,470)

Road & Rail (0.1)%
AMERCO	50	(17,833)

Semiconductors & Semiconductor Equipment (1.6)%
Ambarella, Inc.*	900	(34,812)
MACOM Technology Solutions Holdings, Inc.*	2,200	(45,320)
Microchip Technology, Inc.	2,600	(205,166)
PDF Solutions, Inc.*	1,100	(9,933)
Universal Display Corp.	700	(82,530)

		(377,761)

Software (2.1)%
ACI Worldwide, Inc.*	500	(14,070)
Ebix, Inc.	900	(71,235)
Everbridge, Inc.*	400	(23,056)
Guidewire Software, Inc.*	300	(30,303)
Pegasystems, Inc.	400	(25,040)
Proofpoint, Inc.*	920	(97,823)
Tableau Software, Inc. (Class A Stock)*	900	(100,566)
Workday, Inc. (Class A Stock)*	810	(118,244)

		(480,337)

Specialty Retail (0.5)%
At Home Group, Inc.*	1,100	(34,683)
Floor & Decor Holdings, Inc. (Class A Stock)*	1,200	(36,204)
Lithia Motors, Inc. (Class A Stock)	200	(16,332)
Lumber Liquidators Holdings, Inc.*	1,000	(15,490)
Monro, Inc.	200	(13,920)

		(116,629)

Tobacco (0.0)%
Vector Group Ltd.	420	(5,788)

See Notes to Financial Statements.

30

Description	Shares	Value
COMMON STOCKS (Continued)

Trading Companies & Distributors (0.4)%
SiteOne Landscape Supply, Inc.*	600	$(45,204)
Watsco, Inc.	220	(39,182)

		(84,386)

TOTAL SECURITIES SOLD SHORT (proceeds received $6,267,460)		(6,868,232)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT 99.9% (cost $20,201,557)		23,321,097
Other assets in excess of liabilities 0.1%		30,771

NET ASSETS 100.0%		$23,351,868

The following abbreviations are used in the semiannual report:

ETF—Exchange Traded Fund

REITs—Real Estate Investment Trusts

SPDR—Standard & Poor’s Depositary Receipts

UTS—Unit Trust Security

*	Non-income producing security.
(u)	Represents security, or a portion thereof, segregated as collateral for short sales.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$521,699	$—	$—
Airlines	32,080	—	—
Auto Components	29,498	—	—
Banks	1,377,674	—	—
Beverages	266,084	—	—
Biotechnology	1,379,351	—	—

See Notes to Financial Statements.

PGIM QMA Large-Cap Core Equity PLUS Fund	31

Schedule of Investments (unaudited) (continued)

as of September 30, 2018

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Building Products	$141,410	$—	$—
Capital Markets	657,027	—	—
Chemicals	664,640	—	—
Commercial Services & Supplies	156,320	—	—
Communications Equipment	522,972	—	—
Construction & Engineering	93,516	—	—
Construction Materials	15,790	—	—
Consumer Finance	276,388	—	—
Containers & Packaging	92,306	—	—
Distributors	60,173	—	—
Diversified Consumer Services	37,984	—	—
Diversified Financial Services	334,396	—	—
Diversified Telecommunication Services	635,992	—	—
Electric Utilities	221,113	—	—
Electrical Equipment	153,075	—	—
Electronic Equipment, Instruments & Components	144,266	—	—
Energy Equipment & Services	79,376	—	—
Equity Real Estate Investment Trusts (REITs)	598,335	—	—
Food & Staples Retailing	163,926	—	—
Food Products	283,600	—	—
Gas Utilities	22,192	—	—
Health Care Equipment & Supplies	1,740,722	—	—
Health Care Providers & Services	1,093,998	—	—
Health Care Technology	168,751	—	—
Hotels, Restaurants & Leisure	398,660	—	—
Household Durables	73,634	—	—
Household Products	164,758	—	—
Independent Power & Renewable Electricity Producers	284,940	—	—
Industrial Conglomerates	278,478	—	—
Insurance	423,875	—	—
Internet & Direct Marketing Retail	846,794	—	—
Internet Software & Services	1,660,940	—	—
IT Services	1,386,937	—	—
Leisure Products	19,679	—	—
Life Sciences Tools & Services	448,047	—	—
Machinery	537,740	—	—
Media	389,276	—	—
Metals & Mining	290,797	—	—
Mortgage Real Estate Investment Trusts (REITs)	129,848	—	—
Multiline Retail	310,401	—	—
Multi-Utilities	161,609	—	—
Oil, Gas & Consumable Fuels	1,967,735	—	—
Paper & Forest Products	10,596	—	—
Personal Products	164,423	—	—
Pharmaceuticals	1,086,578	—	—
Professional Services	175,746	—	—
Real Estate Management & Development	268,010	—	—

See Notes to Financial Statements.

32

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Road & Rail	$389,199	$—	$—
Semiconductors & Semiconductor Equipment	1,086,318	—	—
Software	2,129,778	—	—
Specialty Retail	870,128	—	—
Technology Hardware, Storage & Peripherals	1,329,039	—	—
Textiles, Apparel & Luxury Goods	243,764	—	—
Thrifts & Mortgage Finance	90,948	—	—
Tobacco	346,471	—	—
Trading Companies & Distributors	168,775	—	—
Transportation Infrastructure	36,904	—	—
Exchange Traded Fund	39,247	—	—
Affiliated Mutual Fund	14,603	—	—
Common Stocks—Short
Aerospace & Defense	(53,721)	—	—
Airlines	(46,309)	—	—
Auto Components	(26,941)	—	—
Banks	(126,639)	—	—
Beverages	(7,898)	—	—
Biotechnology	(918,057)	—	—
Building Products	(160,902)	—	—
Capital Markets	(189,761)	—	—
Chemicals	(159,235)	—	—
Commercial Services & Supplies	(35,475)	—	—
Communications Equipment	(78,035)	—	—
Containers & Packaging	(108,240)	—	—
Electronic Equipment, Instruments & Components	(181,318)	—	—
Energy Equipment & Services	(37,357)	—	—
Equity Real Estate Investment Trusts (REITs)	(98,401)	—	—
Health Care Equipment & Supplies	(779,136)	—	—
Health Care Providers & Services	(121,055)	—	—
Health Care Technology	(274,675)	—	—
Hotels, Restaurants & Leisure	(192,786)	—	—
Household Durables	(67,844)	—	—
Independent Power & Renewable Electricity Producers	(78,504)	—	—
Insurance	(30,029)	—	—
Internet Software & Services	(319,571)	—	—
IT Services	(527,285)	—	—
Life Sciences Tools & Services	(46,395)	—	—
Machinery	(89,400)	—	—
Marine	(32,900)	—	—
Metals & Mining	(76,255)	—	—
Mortgage Real Estate Investment Trusts (REITs)	(22,644)	—	—
Multiline Retail	(32,620)	—	—
Multi-Utilities	(129,675)	—	—
Oil, Gas & Consumable Fuels	(517,896)	—	—
Pharmaceuticals	(74,219)	—	—
Professional Services	(59,850)	—	—

See Notes to Financial Statements.

PGIM QMA Large-Cap Core Equity PLUS Fund	33

Schedule of Investments (unaudited) (continued)

as of September 30, 2018

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks—Short (continued)
Real Estate Management & Development	$(84,470)	$—	$—
Road & Rail	(17,833)	—	—
Semiconductors & Semiconductor Equipment	(377,761)	—	—
Software	(480,337)	—	—
Specialty Retail	(116,629)	—	—
Tobacco	(5,788)	—	—
Trading Companies & Distributors	(84,386)	—	—

Total	$23,321,097	$—	$—

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of September 30, 2018 were as follows:

Software	9.1%
Oil, Gas & Consumable Fuels	8.4
Health Care Equipment & Supplies	7.5
Internet Software & Services	7.1
IT Services	5.9
Banks	5.9
Biotechnology	5.9
Technology Hardware, Storage & Peripherals	5.7
Semiconductors & Semiconductor Equipment	4.7
Health Care Providers & Services	4.7
Pharmaceuticals	4.7
Specialty Retail	3.7
Internet & Direct Marketing Retail	3.6
Capital Markets	2.8
Chemicals	2.8
Diversified Telecommunication Services	2.7
Equity Real Estate Investment Trusts (REITs)	2.6
Machinery	2.3
Communications Equipment	2.2
Aerospace & Defense	2.2
Life Sciences Tools & Services	1.9
Insurance	1.8
Hotels, Restaurants & Leisure	1.7
Road & Rail	1.7
Media	1.7
Tobacco	1.5
Diversified Financial Services	1.4
Multiline Retail	1.3
Industrial Conglomerates	1.2
Independent Power & Renewable Electricity Producers	1.2
Consumer Finance	1.2%
Metals & Mining	1.2
Food Products	1.2
Real Estate Management & Development	1.2
Beverages	1.1
Electric Utilities	1.0
Textiles, Apparel & Luxury Goods	1.0
Professional Services	0.8
Trading Companies & Distributors	0.7
Health Care Technology	0.7
Household Products	0.7
Electrical Equipment	0.7
Commercial Services & Supplies	0.7
Food & Staples Retailing	0.7
Multi-Utilities	0.7
Personal Products	0.7
Electronic Equipment, Instruments & Components	0.6
Building Products	0.6
Mortgage Real Estate Investment Trusts (REITs)	0.6
Containers & Packaging	0.4
Construction & Engineering	0.4
Thrifts & Mortgage Finance	0.4
Energy Equipment & Services	0.3
Distributors	0.3
Household Durables	0.3
Exchange Traded Fund	0.2
Diversified Consumer Services	0.2
Transportation Infrastructure	0.2
Airlines	0.1
Auto Components	0.1
Leisure Products	0.1

See Notes to Financial Statements.

34

Industry Classification (cont’d.):
Construction Materials	0.1%
Gas Utilities	0.1
Affiliated Mutual Fund	0.1
Paper & Forest Products	0.0 *
Securities Sold Short
Beverages	(0.0)*
Tobacco	(0.0)*
Mortgage Real Estate Investment Trusts (REITs)	(0.1)
Insurance	(0.1)
Marine	(0.1)
Multiline Retail	(0.1)
Road & Rail	(0.1)
Auto Components	(0.1)
Aerospace & Defense	(0.2)
Airlines	(0.2)
Energy Equipment & Services	(0.2)
Commercial Services & Supplies	(0.2)
Life Sciences Tools & Services	(0.2)
Pharmaceuticals	(0.3)
Communications Equipment	(0.3)
Household Durables	(0.3)
Metals & Mining	(0.3)
Independent Power & Renewable Electricity Producers	(0.3)
Professional Services	(0.3)
Equity Real Estate Investment Trusts (REITs)	(0.4)
Real Estate Management & Development	(0.4)
Machinery	(0.4)
Trading Companies & Distributors	(0.4)%
Containers & Packaging	(0.5)
Specialty Retail	(0.5)
Health Care Providers & Services	(0.5)
Banks	(0.5)
Multi-Utilities	(0.6)
Chemicals	(0.7)
Building Products	(0.7)
Electronic Equipment, Instruments & Components	(0.8)
Capital Markets	(0.8)
Hotels, Restaurants & Leisure	(0.8)
Health Care Technology	(1.2)
Internet Software & Services	(1.4)
Semiconductors & Semiconductor Equipment	(1.6)
Software	(2.1)
Oil, Gas & Consumable Fuels	(2.2)
IT Services	(2.3)
Health Care Equipment & Supplies	(3.3)
Biotechnology	(3.9)

99.9
Other assets in excess of liabilities	0.1

100.0%

*	Less than +/- 0.05%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Counterparty	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities Sold Short	Scotia Capital (USA), Inc.	$(6,868,232)	$6,868,232	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM QMA Large-Cap Core Equity PLUS Fund	35

Statement of Assets & Liabilities (unaudited)

as of September 30, 2018

Assets
Investments at value:
Unaffiliated investments (cost $26,454,414)	$30,174,726
Affiliated investments (cost $14,603)	14,603
Cash	4,172
Dividends receivable	31,430
Deposit with broker for securities sold short	21,904
Due from Manager	651
Prepaid expenses	939

Total Assets	30,248,425

Liabilities
Securities sold short, at value (proceeds received $6,267,460)	6,868,232
Accrued expenses and other liabilities	20,444
Dividends and interest payable on securities sold short	7,817
Affiliated transfer agent fee payable	45
Distribution fee payable	19

Total Liabilities	6,896,557

Net Assets	$23,351,868

Net assets were comprised of:
Shares of beneficial interest, at par	$2,019
Paid-in capital in excess of par	20,170,639

20,172,658
Undistributed net investment income	112,208
Accumulated net realized loss on investment transactions	(52,538)
Net unrealized appreciation on investments	3,119,540

Net assets, September 30, 2018	$23,351,868

See Notes to Financial Statements.

36

Class A
Net asset value and redemption price per share, ($45,657 ÷ 3,954 shares of beneficial interest issued and outstanding)	$11.55
Maximum sales charge (5.50% of offering price)	0.67

Maximum offering price to public	$12.22

Class C
Net asset value, offering price and redemption price per share, ($11,509 ÷ 1,003 shares of beneficial interest issued and outstanding)	$11.48

Class Z
Net asset value, offering price and redemption price per share, ($23,702 ÷ 2,052 shares of beneficial interest issued and outstanding)	$11.55

Class R6
Net asset value, offering price and redemption price per share, ($23,271,000 ÷ 2,011,771 shares of beneficial interest issued and outstanding)	$11.57

See Notes to Financial Statements.

PGIM QMA Large-Cap Core Equity PLUS Fund	37

Statement of Operations (unaudited)

Six Months Ended September 30, 2018

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $343 foreign withholding tax)	$235,625
Interest income	51,156
Affiliated dividend income	296

Total income	287,077

Expenses
Management fee	89,549
Distribution fee(a)	109
Broker fees and expenses on short sales	74,976
Registration fees(a)	41,613
Custodian and accounting fees	29,516
Dividend expense on short sales	18,099
Audit fee	11,773
Legal fees and expenses	9,581
Shareholders’ reports	8,516
Trustees’ fees	6,317
Transfer agent’s fees and expenses (including affiliated expense of $100)(a)	158
Miscellaneous	6,754

Total expenses	296,961
Less: Fee waiver and/or expense reimbursement(a)	(97,438)

Net expenses	199,523

Net investment income (loss)	87,554

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions	530,611
Short sales transactions	(608,624)

(78,013)

Net change in unrealized appreciation (depreciation) on:
Investments	2,470,365
Short sales	(428,777)

2,041,588

Net gain (loss) on investment transactions	1,963,575

Net Increase (Decrease) In Net Assets Resulting From Operations	$2,051,129

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	54	55	—	—
Registration fees	10,404	10,403	10,403	10,403
Transfer agent’s fees and expenses	62	22	37	37
Fee waiver and/or expense reimbursement	(10,572)	(10,450)	(10,491)	(65,925)

See Notes to Financial Statements.

38

Statements of Changes in Net Assets (unaudited)

	Six Months Ended September 30, 2018	September 19, 2017* through March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$87,554	$77,447
Net realized gain (loss) on investment transactions	(78,013)	60,853
Net change in unrealized appreciation (depreciation) on investments	2,041,588	1,077,952

Net increase (decrease) in net assets resulting from operations	2,051,129	1,216,252

Dividends and Distributions
Dividends from net investment income
Class A	—	(34)
Class C	—	(11)
Class Z	—	(41)
Class R6	—	(81,901)

	—	(81,987)

Distributions from net realized gains
Class A	—	(17)
Class C	—	(17)
Class Z	—	(17)
Class R6	—	(33,945)

	—	(33,996)

Fund share transactions
Net proceeds from shares sold	8,834	20,075,653
Net asset value of shares issued in reinvestment of dividends and distributions	—	115,983

Net increase (decrease) in net assets from Fund share transactions	8,834	20,191,636

Total increase (decrease)	2,059,963	21,291,905

Net Assets:
Beginning of period	21,291,905	—

End of period(a)	$23,351,868	$21,291,905

(a) Includes undistributed/(distributions in excess of) net investment income of:	$112,208	$24,654

*	Commencement of operations.

See Notes to Financial Statements.

PGIM QMA Large-Cap Core Equity PLUS Fund	39

Statement of Cash Flows (unaudited)

For the Six Months Ended September 30, 2018

Cash Flows Provided by / (Used for) Operating Activities:
Net increase (decrease) in net assets resulting from operations	$2,051,129

Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by / (used for) operating activities:
Proceeds from disposition of long-term portfolio investments	10,650,122
Purchases of long-term portfolio investments	(10,353,498)
Net proceeds (purchases) of short-term portfolio investments	13,233
Purchases to cover securities sold short	4,800,312
Proceeds from securities sold short	(5,218,427)
Net realized (gain) loss on investment transactions	(530,611)
Net realized (gain) loss on short sales transactions	608,624
Net change in unrealized (appreciation) depreciation on investments	(2,470,365)
Net change in unrealized (appreciation) depreciation on short sales	428,777
(Increase) Decrease in Assets:
Dividends receivable	(3,842)
Deposit with broker for securities sold short	(9,998)
Due from Manager	27,250
Prepaid expenses	(489)
Increase (Decrease) in Liabilities:
Accrued expenses and other liabilities	(4,499)
Dividends and interest payable on securities sold short	36
Affiliated transfer agent fee payable	25
Distribution fee payable	1

Total adjustments	(2,063,349)

Cash provided by (used for) operating activities	(12,220)

Cash provided by (used for) financing activities:
Proceeds from fund shares sold	9,993

Cash provided by (used for) financing activities	9,993

Net increase (decrease) in cash	(2,227)
Cash at beginning of period	6,399

Cash at end of period	$4,172

See Notes to Financial Statements.

40

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 12 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust was established as a Delaware business trust on October 24, 1997. The Trust currently consists of the following six series: PGIM QMA Large-Cap Core Equity PLUS Fund, PGIM QMA Long-Short Equity Fund and PGIM Short Duration Muni High Income Fund, each of which are diversified funds and PGIM Global Real Estate Fund, PGIM Jennison Technology Fund and PGIM US Real Estate Fund, each of which are non-diversified funds for purposes of the 1940 Act and may invest a greater percentage of their assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund. These financial statements relate only to the PGIM QMA Large-Cap Core Equity PLUS Fund (the “Fund”). The Fund commenced investment operations on September 19, 2017. Effective June 11, 2018, the Funds’ names were changed by replacing “Prudential” with “PGIM” and each Fund’s Class Q shares were renamed Class R6 shares.

The investment objective of the Fund is to seek long-term capital appreciation.

1. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, a Valuation Committee has been established as two persons, being one or more officers of the Trust, including: the Trust’s Treasurer (or the Treasurer’s direct reports); and the Trust’s Chief or Deputy Chief Compliance Officer (or Vice-President-level direct reports of the Chief or Deputy Chief Compliance Officer). Under the current valuation procedures, the Valuation Committee of the Board is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from

PGIM QMA Large-Cap Core Equity PLUS Fund	41

Notes to Financial Statements (unaudited) (continued)

market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of

42

the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s subadviser under the guidelines adopted by the Trustees of the Trust. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Short Sales: The Fund sells a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the transaction. The Fund may have to pay a fee to borrow the particular security and may be obligated to return any interest or dividends received on such borrowed securities. Dividends declared on open short positions are recorded on the ex-date and the interest payable is accrued daily on fixed income securities sold short, both of which are recorded as an expense. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received.

Short sales involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the

PGIM QMA Large-Cap Core Equity PLUS Fund	43

Notes to Financial Statements (unaudited) (continued)

Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Equity and Mortgage Real Estate Investment Trusts (collectively equity REITs): The Fund invests in equity REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from equity REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the equity REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are

44

recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Trust, on behalf of the Fund, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, PGIM Investments provides all of the administrative functions necessary for the organization, operation and management of the Fund. PGIM Investments administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by, the Fund’s custodian, and the Fund’s transfer agent. PGIM Investments is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

PGIM Investments has entered into a subadvisory agreement with Quantitative Management Associates LLC (“QMA”). The subadvisory agreement provides that QMA will furnish investment advisory services in connection with the management of the Fund. In connection therewith, QMA is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of QMA, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PGIM Investments is accrued daily and payable monthly at an annual rate of 0.80% of average daily net assets up to and including $1 billion; 0.78% of average daily net assets between $1 billion and $3 billion; 0.76% of average daily net assets between $3 billion and $5 billion; 0.75% of average daily net assets between $5 billion and $10 billion; 0.74% of average daily net assets over $10 billion. The management fee rate before any waivers and/or expense reimbursements was 0.80% for the six months ended September 30, 2018.

PGIM Investments has contractually agreed, through July 31, 2019, to limit total annual Fund operating expenses after fee waivers and/or reimbursements to 1.20% of average daily net assets for Class A shares, 1.95% of average daily net assets for Class C shares, 0.95% of average daily net assets for Class Z shares, and 0.95% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as

PGIM QMA Large-Cap Core Equity PLUS Fund	45

Notes to Financial Statements (unaudited) (continued)

income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Expenses waived/ reimbursed by the Manager in accordance with this agreement may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z or Class R6 shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.25% and 1% of the average daily net assets of the Class A and Class C shares, respectively.

PIMS has advised the Fund that it did not receive any front-end sales charges resulting from sales of Class A shares during the six months ended September 30, 2018. From these fees, if any, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended September 30, 2018, it did not receive any contingent deferred sales charges imposed upon redemptions by certain Class A and Class C shareholders.

PGIM Investments, PIMS and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that,

46

subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board. For the reporting period ended September 30, 2018, no such transactions were entered into by the Fund.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income”.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the period ended September 30, 2018, were $15,356,532 and $15,225,138, respectively.

A summary of the cost of purchases and proceeds from sales of shares of an affiliated mutual fund for the six months ended September 30, 2018, is presented as follows:

Affiliated Mutual Fund*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
PGIM Core Ultra Short Bond Fund	$27,836	$295,459	$308,692	$—	$—	$14,603	14,603	$296

*	The Fund did not have any capital gain distributions during the reporting period.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of September 30, 2018 were as follows:

Tax Basis	$20,201,978

Gross Unrealized Appreciation	4,969,431
Gross Unrealized Depreciation	(1,850,312)

Net Unrealized Appreciation	$3,119,119

The book basis may differ from tax basis due to certain tax-related adjustments.

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal

PGIM QMA Large-Cap Core Equity PLUS Fund	47

Notes to Financial Statements (unaudited) (continued)

Revenue Service and state departments of revenue.

6. Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class Z and Class R6 shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest at $0.001 par value per share.

As of September 30, 2018, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned 1,005 Class A shares, 1,003 Class C shares, 1,005 Class Z shares and 2,011,771 Class R6 shares of the Fund. At reporting period end, Prudential owned 99.6% of the Fund’s outstanding shares.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended September 30, 2018:
Shares sold	138	$1,548

Net increase (decrease) in shares outstanding	138	$1,548

Period ended March 31, 2018*:
Shares sold	3,811	$41,337
Shares issued in reinvestment of dividends and distributions	5	51

Net increase (decrease) in shares outstanding	3,816	$41,388

Class C
Six months ended September 30, 2018:
Net increase (decrease) in shares outstanding	—	$—

Period ended March 31, 2018*:
Shares sold	1,000	$10,000
Shares issued in reinvestment of dividends and distributions	3	28

Net increase (decrease) in shares outstanding	1,003	$10,028

48

Class Z	Shares	Amount
Six months ended September 30, 2018:
Shares sold	658	$7,286

Net increase (decrease) in shares outstanding	658	$7,286

Period ended March 31, 2018*:
Shares sold	1,389	$14,316
Shares issued in reinvestment of dividends and distributions	5	58

Net increase (decrease) in shares outstanding	1,394	$14,374

Class R6
Six months ended September 30, 2018:
Net increase (decrease) in shares outstanding	—	$—

Period ended March 31, 2018*:
Shares sold	2,001,000	$20,010,000
Shares issued in reinvestment of dividends and distributions	10,771	115,846

Net increase (decrease) in shares outstanding	2,011,771	$20,125,846

*	Commencement of operations was September 19, 2017.

7. Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 5, 2017 through October 4, 2018. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly.

Subsequent to the reporting period end, the SCA was renewed effective October 4, 2018 and will continue to provide a commitment of $900 million through October 3, 2019. The commitment fee paid by the Funds will continue to be 0.15% of the unused portion of the SCA. The interest on borrowings under both SCAs is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month London Interbank Offered Rate or (3) zero percent.

Other affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended September 30, 2018.

PGIM QMA Large-Cap Core Equity PLUS Fund	49

Notes to Financial Statements (unaudited) (continued)

8. Other Risks

The Fund’s risks include, but are not limited to, some or all of the risks discussed below:

Equity and Equity-Related Securities Risks: The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. The Fund’s holdings can vary significantly from broad market indexes and the performance of the Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Short Sales Risk: Short sales involve costs and risks. The Fund must pay the lender interest on the security it borrows, and the Fund will lose money to the extent that the price of the security increases between the time of the short sale and the date when the Fund replaces the borrowed security. Although the Fund’s gain is limited to the price at which it sold the securities short, its potential loss is limited only by the maximum attainable price of the securities, less the price at which the security was sold and may, theoretically, be unlimited. When selling short against the box (i.e. short selling securities which the Fund already owns), the Fund gives up the opportunity for capital appreciation in the security.

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Fund’s policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management has evaluated the implications of certain provisions of the ASU and has determined to early adopt aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately. At this time, management is evaluating the implications of certain other provisions of the ASU related to new disclosure requirements and any impact on the financial statement disclosures has not yet been determined.

50

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended September 30, 2018		September 19, 2017(a) through March 31, 2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.55		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.03		0.02
Net realized and unrealized gain (loss) on investment transactions	0.97		0.58
Total from investment operations	1.00		0.60
Less Dividends and Distributions:
Dividends from net investment income	-		(0.03)
Distributions from net realized gains	-		(0.02)
Total dividends and distributions	-		(0.05)
Net asset value, end of period	$11.55		$10.55
Total Return(c):	9.48%		6.00%
Ratios/Supplemental Data:
Net assets, end of period (000)	$46		$40
Average net assets (000)	$43		$20
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement(e)	2.03%	(f)	1.72%	(f)
Expenses before waivers and/or expense reimbursement(e)	51.52%	(f)	203.54%	(f)
Net investment income (loss)	0.53%	(f)	0.43%	(f)
Portfolio turnover rate(g)	43%	(h)	60%	(h)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	The expense ratio includes dividend expense and broker fees and expenses on short sales of 0.83% for the six months ended September 30, 2018 and 0.52% for the period ended March 31, 2018.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(h)	Not annualized.

See Notes to Financial Statements.

PGIM QMA Large-Cap Core Equity PLUS Fund	51

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended September 30, 2018		September 19, 2017(a) through March 31, 2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.52		$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.01)		(0.02)
Net realized and unrealized gain (loss) on investment transactions	0.97		0.57
Total from investment operations	0.96		0.55
Less Dividends and Distributions:
Dividends from net investment income	-		(0.01)
Distributions from net realized gains	-		(0.02)
Total dividends and distributions	-		(0.03)
Net asset value, end of period	$11.48		$10.52
Total Return(c):	9.13%		5.48%
Ratios/Supplemental Data:
Net assets, end of period (000)	$12		$11
Average net assets (000)	$11		$11
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement(e)	2.78%	(f)	2.43%	(f)
Expenses before waivers and/or expense reimbursement(e)	191.69%	(f)	383.62%	(f)
Net investment income (loss)	(0.22)%	(f)	(0.32)%	(f)
Portfolio turnover rate(g)	43%	(h)	60%	(h)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	The expense ratio includes dividend expense and broker fees and expenses on short sales of 0.83% for six months ended September 30, 2018 and 0.48% for the period ended March 31, 2018.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(h)	Not annualized.

See Notes to Financial Statements.

52

Class Z Shares
	Six Months Ended September 30, 2018		September 19, 2017(a) through March 31, 2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.53		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.04		0.04
Net realized and unrealized gain (loss) on investment transactions	0.98		0.55
Total from investment operations	1.02		0.59
Less Dividends and Distributions:
Dividends from net investment income	-		(0.04)
Distributions from net realized gains	-		(0.02)
Total dividends and distributions	-		(0.06)
Net asset value, end of period	$11.55		$10.53
Total Return(c):	9.69%		5.87%
Ratios/Supplemental Data:
Net assets, end of period (000)	$24		$15
Average net assets (000)	$19		$12
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement(e)	1.80%	(f)	1.42%	(f)
Expenses before waivers and/or expense reimbursement(e)	111.97%	(f)	341.63%	(f)
Net investment income (loss)	0.79%	(f)	0.71%	(f)
Portfolio turnover rate(g)	43%	(h)	60%	(h)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	The expense ratio includes dividend expense and broker fees and expenses on short sales of 0.85% for the six months ended September 30, 2018 and 0.47% for the period ended March 31, 2018.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(h)	Not annualized.

See Notes to Financial Statements.

PGIM QMA Large-Cap Core Equity PLUS Fund	53

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended September 30, 2018		September 19, 2017(a) through March 31, 2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.55		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.04		0.04
Net realized and unrealized gain (loss) on investment transactions	0.98		0.57
Total from investment operations	1.02		0.61
Less Dividends and Distributions:
Dividends from net investment income	-		(0.04)
Distributions from net realized gains	-		(0.02)
Total dividends and distributions	-		(0.06)
Net asset value, end of period	$11.57		$10.55
Total Return(c):	9.67%		6.07%
Ratios/Supplemental Data:
Net assets, end of period (000)	$23,271		$21,226
Average net assets (000)	$22,254		$21,315
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement(e)	1.78%	(f)	1.42%	(f)
Expenses before waivers and/or expense reimbursement(e)	2.37%	(f)	2.41%	(f)
Net investment income (loss)	0.78%	(f)	0.68%	(f)
Portfolio turnover rate(g)	43%	(h)	60%	(h)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	The expense ratio includes dividend expense and broker fees and expenses on short sales of 0.83% for the six months ended September 30, 2018 and 0.47% for the period ended March 31, 2018.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(h)	Not annualized.

See Notes to Financial Statements.

54

Approval of Advisory Agreements (unaudited)

Initial Approval of the Fund’s Advisory Agreements

As required by the Investment Company Act of 1940 (the 1940 Act), the Board of Prudential Investment Portfolios 12 considered the proposed management agreement with PGIM Investments LLC (the Manager) and the proposed subadvisory agreement between the Manager and Quantitative Management Associates LLC (QMA or the Subadviser) with respect to the PGIM QMA Large-Cap Core Equity PLUS Fund (the Fund) prior to the Fund’s commencement of operations. The Board, including a majority of the Independent Trustees, met on June 6-8, 2017 and approved the agreements for an initial two year period, after concluding that approval of the agreements was in the best interests of the Fund.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services to be provided to the Fund by the Manager and QMA; any relevant comparable performance and the qualifications and track record of QMA in serving other affiliated mutual funds; the fees proposed to be paid by the Fund to the Manager and by the Manager to the Subadviser, under the agreements; and the potential for economies of scale that may be shared with the Fund and its shareholders. In connection with its deliberations, the Board considered information provided by the Manager and QMA at or in advance of the meetings on June 6-8, 2017. The Board also considered information provided by the Manager with respect to other funds managed by the Manager and QMA, which information had been provided throughout the year at regular Board meetings. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund.

The Trustees determined that the overall arrangements between the Fund and the Manager, which will serve as the Fund’s investment manager pursuant to a management agreement, and between the Manager and QMA, which will serve as the Fund’s subadviser pursuant to the terms of a subadvisory agreement, were in the best interests of the Fund in light of the services to be performed and the fees to be charged under the agreements and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the agreements are separately discussed below.

PGIM QMA Large-Cap Core Equity PLUS Fund

Approval of Advisory Agreements (continued)

Nature, quality and extent of services

With respect to the Manager, the Board noted that it had received and considered information about the Manager at the June 6-8, 2017 meetings in connection with the renewal of the management agreements between the Manager and the other PGIM Investments Retail Funds. The Board also noted that it received and considered information at other regular meetings throughout the year, regarding the nature, quality and extent of services provided by the Manager. The Board considered the services to be provided by the Manager, including but not limited to the oversight of QMA, as well as the provision of fund recordkeeping, compliance and other services to the Fund. With respect to the Manager’s oversight of QMA, the Board noted that the Manager’s Strategic Investment Research Group, which is a business unit of the Manager, is responsible for monitoring and reporting to the Manager’s senior management on the performance and operations of QMA. The Board also noted that the Manager pays the salaries of all the officers and interested Trustees of the Fund who are members of management. The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior management responsible for the oversight of the Fund and QMA, and was also provided with information pertaining to the Manager’s organizational structure, senior management, investment operations and other relevant information. The Board further noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer as to the Manager. The Board noted that it had concluded that it was satisfied with the nature, quality and extent of the services provided by the Manager to the other PGIM Investments Retail Funds and determined that it was reasonable to conclude that the nature, quality and extent of services to be provided by the Manager under the management agreement for the Fund would be similar in nature to those provided under the other management agreements.

With respect to the Subadviser, the Board noted that it had received and considered information about QMA at the June 6-8, 2017 meetings in connection with the renewal of the subadvisory agreements between the Manager and QMA with respect to other PGIM Investments Retail Funds. The Board also noted that it received and considered information at other regular meetings throughout the year, regarding the nature, quality and extent of services provided by QMA. The Board considered, among other things, the qualifications, background and experience of QMA’s portfolio managers who will be responsible for the day-to-day management of the Fund’s portfolio, as well as information on the organizational structure, senior management, investment operations and other relevant information of QMA. The Board further noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer as to QMA. The Board noted that QMA is affiliated with the Manager. The Board noted that it was satisfied with the nature, quality and extent of services provided by QMA with respect to the other PGIM Investments Retail Funds served by QMA and determined that it was reasonable to conclude that the nature,

Visit our website at pgiminvestments.com

quality and extent of services to be provided by QMA under the subadvisory agreement for the Fund would be similar in nature to those provided under the other subadvisory agreements.

Performance

Because the Fund had not yet commenced operations, no investment performance for the Fund existed for Board review. The Board did consider QMA’s track record in managing another registered investment company that follows substantially similar investment strategies. The Board considered the background and professional experience of the proposed portfolio management team for the Fund. The Manager will provide information relating to performance to the Board in connection with future annual reviews of the management agreement and subadvisory agreement.

Fee Rates

The Board considered the proposed management fees of 0.80% of the Fund’s average daily net assets up to $1 billion, 0.78% of the Fund’s average daily net assets from $1 billion to $3 billion, 0.76% of the Fund’s average daily net assets from $3 billion to $5 billion, 0.75% of the Fund’s average daily net assets from $5 billion to $10 billion and 0.74% of the Fund’s average daily net assets over $10 billion to be paid by the Fund to the Manager, and the proposed subadvisory fees at the annual rate of 0.45% of the Fund’s average daily net assets up to $250 million and 0.40% of the Fund’s daily net assets over $250 billion to be paid by the Manager to the Subadviser.

The Board considered information provided by the Manager comparing the Fund’s proposed management fee rate and total expenses for Class A shares to a Peer Group of comparable funds chosen by Broadridge. The Board noted that the Fund’s contractual management fee was in the first quartile of the Broadridge Peer Group (first quartile being the lowest fee). The Board further noted that the anticipated net total expenses for Class A shares were in the first quartile of the Broadridge Peer Group (first quartile being the lowest expenses).

The Board noted that the Manager had contractually agreed to waive fees and/or reimburse expenses so that the Fund’s net annual operating expenses (exclusive of taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), interest, brokerage commissions, distribution and service (12b-1) fees, acquired fund fees and expenses and dividend and other expenses related to short sales) of each class of shares would not exceed 0.95% of the Fund’s average daily net assets through July 31, 2019.

PGIM QMA Large-Cap Core Equity PLUS Fund

Approval of Advisory Agreements (continued)

Profitability

Because the Fund had not yet commenced operations and the actual asset base of the Fund has not yet been determined, the Board noted that there was no historical profitability information with respect to the Fund to be reviewed. The Board noted that QMA was affiliated with the Manager and, as a result, the Board will not separately consider QMA’s profitability since its profitability will be reflected in the Manager’s profitability report. The Board noted that it would review profitability information in connection with the annual renewal of the advisory and subadvisory agreements.

Economies of Scale

The Board noted that the proposed management fees payable by the Fund to the Manager contained breakpoints that would reduce the fee rates on assets above specified levels, as did the subadvisory fee payable by the Manager to the Subadviser. The Board considered the potential for the Manager and the Subadviser to experience economies of scale as the amount of assets managed by the Manager and the Subadviser, respectively, increased in size. Because the Fund had not yet commenced operations and the actual asset base of the Fund has not yet been determined, the Board noted that there was no historical information regarding economies of scale with respect to the Fund to be reviewed. The Board noted that it would review such information in connection with the annual renewal of the advisory and subadvisory agreements.

Other Benefits to the Manager and the Subadviser

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Manager, QMA and their affiliates as a result of their relationships with the Fund. The Board concluded that any potential benefits to be derived by the Manager were similar to benefits derived by the Manager in connection with its management of the other PGIM Investments Retail Funds, which are reviewed on an annual basis. The Board also concluded that any potential benefits to be derived by QMA were consistent with those generally derived by subadvisers to the PGIM Investments Retail Funds, and that those benefits are reviewed on an annual basis. The Board concluded that any potential benefits derived by the Manager and QMA were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

*    *    *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

Visit our website at pgiminvestments.com

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Brian D. Nee, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Andrew R. French, Secretary • Chad A. Earnst, Chief Compliance Officer • Dino Capasso, Vice President and Deputy Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM QMA Large-Cap Core Equity PLUS Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM QMA LARGE-CAP CORE EQUITY PLUS FUND

SHARE CLASS	A	C	Z	R6*
NASDAQ	PQMAX	PQMCX	PQMZX	PQMQX
CUSIP	744336728	744336710	744336686	744336694

*Formerly known as Class Q shares.

MF237E2

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 12

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	November 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	November 19, 2018

By:	/s/ Brian D. Nee
Brian D. Nee
Treasurer and Principal Financial and Accounting Officer

Date:	November 19, 2018